Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000019029
Shareholder Report [Line Items]
Fund Name	SPDR Dow Jones REIT ETF
Trading Symbol	RWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Dow Jones REIT ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones REIT ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration.

The U.S. REIT sector navigated a volatile macroeconomic and policy landscape over the reporting period, marked by shifting interest rate expectations, geopolitical tensions and evolving investor sentiment toward the rate sensitive assets. Despite these headwinds, the sector as a whole demonstrated resilience, though performance as uneven across property types and calendar quarters.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	RWR	S&P 500 Index	Dow Jones U.S. Select REIT Index /Dow Jones U.S. Select REIT Capped Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,589	$10,210	$10,593
08/31/15	$9,968	$9,594	$9,972
09/30/15	$10,302	$9,356	$10,309
10/31/15	$10,899	$10,145	$10,910
11/30/15	$10,836	$10,176	$10,850
12/31/15	$11,066	$10,015	$11,086
01/31/16	$10,630	$9,518	$10,648
02/29/16	$10,533	$9,505	$10,553
03/31/16	$11,622	$10,150	$11,653
04/30/16	$11,280	$10,189	$11,312
05/31/16	$11,504	$10,372	$11,539
06/30/16	$12,243	$10,399	$12,285
07/31/16	$12,775	$10,783	$12,823
08/31/16	$12,341	$10,798	$12,389
09/30/16	$12,080	$10,800	$12,134
10/31/16	$11,400	$10,603	$11,451
11/30/16	$11,244	$10,996	$11,296
12/31/16	$11,765	$11,213	$11,826
01/31/17	$11,661	$11,426	$11,725
02/28/17	$12,067	$11,879	$12,135
03/31/17	$11,726	$11,893	$11,794
04/30/17	$11,694	$12,015	$11,766
05/31/17	$11,627	$12,184	$11,701
06/30/17	$11,909	$12,260	$11,987
07/31/17	$12,015	$12,512	$12,097
08/31/17	$11,918	$12,551	$12,001
09/30/17	$11,950	$12,810	$12,033
10/31/17	$11,817	$13,109	$11,902
11/30/17	$12,177	$13,511	$12,268
12/31/17	$12,180	$13,661	$12,271
01/31/18	$11,698	$14,443	$11,785
02/28/18	$10,854	$13,911	$10,936
03/31/18	$11,273	$13,557	$11,360
04/30/18	$11,437	$13,609	$11,528
05/31/18	$11,889	$13,937	$11,986
06/30/18	$12,388	$14,023	$12,495
07/31/18	$12,454	$14,544	$12,563
08/31/18	$12,822	$15,018	$12,937
09/30/18	$12,474	$15,104	$12,585
10/31/18	$12,157	$14,072	$12,264
11/30/18	$12,742	$14,358	$12,859
12/31/18	$11,652	$13,062	$11,753
01/31/19	$12,974	$14,109	$13,095
02/28/19	$13,097	$14,562	$13,221
03/31/19	$13,470	$14,845	$13,602
04/30/19	$13,441	$15,446	$13,575
05/31/19	$13,393	$14,464	$13,529
06/30/19	$13,575	$15,483	$13,713
07/31/19	$13,788	$15,706	$13,932
08/31/19	$14,112	$15,457	$14,263
09/30/19	$14,489	$15,746	$14,649
10/31/19	$14,640	$16,087	$14,806
11/30/19	$14,440	$16,671	$14,606
12/31/19	$14,300	$17,175	$14,469
01/31/20	$14,356	$17,168	$14,529
02/29/20	$13,151	$15,755	$13,308
03/31/20	$10,208	$13,809	$10,343
04/30/20	$11,000	$15,579	$11,152
05/31/20	$10,928	$16,321	$11,081
06/30/20	$11,127	$16,645	$11,285
07/31/20	$11,495	$17,584	$11,661
08/31/20	$11,573	$18,848	$11,742
09/30/20	$11,218	$18,132	$11,378
10/31/20	$10,925	$17,650	$11,084
11/30/20	$12,261	$19,582	$12,445
12/31/20	$12,654	$20,334	$12,849
01/31/21	$12,627	$20,129	$12,823
02/28/21	$13,297	$20,684	$13,507
03/31/21	$13,910	$21,590	$14,134
04/30/21	$15,055	$22,742	$15,304
05/31/21	$15,188	$22,901	$15,442
06/30/21	$15,532	$23,436	$15,796
07/31/21	$16,355	$23,993	$16,637
08/31/21	$16,638	$24,722	$16,929
09/30/21	$15,716	$23,572	$15,994
10/31/21	$16,996	$25,224	$17,302
11/30/21	$16,890	$25,049	$17,198
12/31/21	$18,406	$26,172	$18,748
01/31/22	$17,212	$24,817	$17,537
02/28/22	$16,600	$24,074	$16,918
03/31/22	$17,710	$24,968	$18,052
04/30/22	$16,884	$22,791	$17,214
05/31/22	$15,721	$22,833	$16,027
06/30/22	$14,493	$20,948	$14,784
07/31/22	$15,779	$22,879	$16,100
08/31/22	$14,797	$21,946	$15,100
09/30/22	$12,988	$19,925	$13,251
10/31/22	$13,567	$21,538	$13,846
11/30/22	$14,350	$22,742	$14,648
12/31/22	$13,599	$21,432	$13,881
01/31/23	$15,087	$22,778	$15,405
02/28/23	$14,340	$22,223	$14,646
03/31/23	$13,970	$23,038	$14,266
04/30/23	$14,064	$23,398	$14,364
05/31/23	$13,671	$23,500	$13,968
06/30/23	$14,376	$25,053	$14,682
07/31/23	$14,782	$25,857	$15,103
08/31/23	$14,309	$25,446	$14,621
09/30/23	$13,308	$24,232	$13,596
10/31/23	$12,705	$23,723	$12,980
11/30/23	$14,073	$25,889	$14,378
12/31/23	$15,482	$27,066	$15,818
01/31/24	$14,850	$27,520	$15,180
02/29/24	$15,120	$28,990	$15,463
03/31/24	$15,408	$29,923	$15,757
04/30/24	$14,282	$28,700	$14,604
05/31/24	$14,964	$30,124	$15,311
06/30/24	$15,378	$31,204	$15,731
07/31/24	$16,280	$31,584	$16,652
08/31/24	$17,311	$32,350	$17,711
09/30/24	$17,751	$33,041	$18,166
10/31/24	$17,174	$32,742	$17,579
11/30/24	$17,954	$34,664	$18,383
12/31/24	$16,680	$33,837	$17,089
01/31/25	$16,854	$34,780	$17,269
02/28/25	$17,467	$34,326	$17,900
03/31/25	$16,840	$32,392	$17,259
04/30/25	$16,313	$32,172	$16,721
05/31/25	$16,624	$34,197	$17,046
06/30/25	$16,533	$35,936	$16,951

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RWR	7.51%	8.24%	5.16%
S&P 500 Index	15.16%	16.64%	13.65%
Dow Jones U.S. Select REIT Index /Dow Jones U.S. Select REIT Capped IndexFootnote Reference(1)Footnote Reference(2)	7.75%	8.48%	5.42%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,001,573,669
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 4,497,105
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,001,573,669 Number of Portfolio Holdings107 Portfolio Turnover Rate13% Total Advisory Fees Paid$4,497,105
Holdings [Text Block]

Top Industries

Industry	%
Residential REITs	19.1%
Health Care REITs	18.6%
Specialized REITs	18.3%
Retail REITs	18.0%
Industrial REITs	14.2%
Office REITs	4.9%
Hotel & Resort REITs	3.1%
Diversified REITs	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.4%
Welltower, Inc.	9.2%
Simon Property Group, Inc.	4.6%
Realty Income Corp.	4.5%
Digital Realty Trust, Inc.	4.5%
Public Storage	4.4%
Equinix, Inc.	4.0%
Extra Space Storage, Inc.	3.3%
AvalonBay Communities, Inc.	3.1%
Ventas, Inc.	3.0%

Material Fund Change [Text Block]
C000235432
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA Climate Paris Aligned ETF
Trading Symbol	NZUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR MSCI USA Climate Paris Aligned ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Climate Paris Aligned ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with the U.S. up on the 1-year period. The Index benefitted from it's large exposure to these technology and consumer discretionary sectors. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	NZUS	S&P 500 Index	MSCI USA Climate Paris Aligned Index
04/22/22	$10,000	$10,000	$10,000
04/30/22	$9,413	$9,406	$9,413
05/31/22	$9,334	$9,423	$9,335
06/30/22	$8,633	$8,645	$8,633
07/31/22	$9,555	$9,443	$9,557
08/31/22	$9,082	$9,057	$9,084
09/30/22	$8,226	$8,223	$8,226
10/31/22	$8,802	$8,889	$8,805
11/30/22	$9,277	$9,386	$9,282
12/31/22	$8,697	$8,845	$8,701
01/31/23	$9,330	$9,401	$9,336
02/28/23	$9,135	$9,171	$9,140
03/31/23	$9,496	$9,508	$9,503
04/30/23	$9,590	$9,657	$9,598
05/31/23	$9,718	$9,699	$9,727
06/30/23	$10,381	$10,339	$10,393
07/31/23	$10,695	$10,672	$10,710
08/31/23	$10,539	$10,502	$10,553
09/30/23	$9,942	$10,001	$9,954
10/31/23	$9,661	$9,791	$9,673
11/30/23	$10,690	$10,685	$10,689
12/31/23	$11,241	$11,170	$11,242
01/31/24	$11,358	$11,358	$11,360
02/29/24	$11,939	$11,964	$11,957
03/31/24	$12,183	$12,349	$12,195
04/30/24	$11,571	$11,845	$11,584
05/31/24	$12,222	$12,432	$12,236
06/30/24	$12,728	$12,878	$12,742
07/31/24	$12,933	$13,035	$12,950
08/31/24	$13,299	$13,351	$13,320
09/30/24	$13,616	$13,636	$13,637
10/31/24	$13,395	$13,513	$13,418
11/30/24	$14,207	$14,306	$14,234
12/31/24	$13,976	$13,965	$14,009
01/31/25	$14,179	$14,354	$14,214
02/28/25	$13,833	$14,167	$13,864
03/31/25	$12,923	$13,368	$12,951
04/30/25	$12,912	$13,278	$12,937
05/31/25	$13,841	$14,113	$13,869
06/30/25	$14,455	$14,831	$14,488

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 04/22/22
NZUS	13.56%	12.24%
S&P 500 Index	15.16%	13.14%
MSCI USA Climate Paris Aligned Index	13.70%	12.32%

Performance Inception Date	Apr. 22, 2022
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,624,343
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 2,611
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,624,343 Number of Portfolio Holdings184 Portfolio Turnover Rate13% Total Advisory Fees Paid$2,611
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	16.3%
Software	12.6%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.0%
Pharmaceuticals	5.7%
Financial Services	5.4%
Specialized REITs	4.2%
Capital Markets	4.1%
Broadline Retail	4.1%
Automobiles	3.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.4%
Microsoft Corp.	7.7%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.8%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.7%
Mastercard, Inc., Class A	2.5%
Visa, Inc., Class A	2.4%
Broadcom, Inc.	2.3%

Material Fund Change [Text Block]
C000019026
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 1500 Composite Stock Market ETF
Trading Symbol	SPTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 1500 Composite Stock Market ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPTM	S&P 500 Index	S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,169	$10,210	$10,167
08/31/15	$9,559	$9,594	$9,553
09/30/15	$9,285	$9,356	$9,275
10/31/15	$10,018	$10,145	$10,008
11/30/15	$10,071	$10,176	$10,063
12/31/15	$9,865	$10,015	$9,857
01/31/16	$9,317	$9,518	$9,300
02/29/16	$9,317	$9,505	$9,297
03/31/16	$9,971	$10,150	$9,952
04/30/16	$10,032	$10,189	$10,014
05/31/16	$10,211	$10,372	$10,193
06/30/16	$10,234	$10,399	$10,214
07/31/16	$10,637	$10,783	$10,619
08/31/16	$10,662	$10,798	$10,646
09/30/16	$10,678	$10,800	$10,663
10/31/16	$10,451	$10,603	$10,432
11/30/16	$10,919	$10,996	$10,899
12/31/16	$11,129	$11,213	$11,112
01/31/17	$11,339	$11,426	$11,321
02/28/17	$11,757	$11,879	$11,742
03/31/17	$11,765	$11,893	$11,750
04/30/17	$11,888	$12,015	$11,875
05/31/17	$12,009	$12,184	$11,996
06/30/17	$12,113	$12,260	$12,104
07/31/17	$12,341	$12,512	$12,333
08/31/17	$12,365	$12,551	$12,356
09/30/17	$12,660	$12,810	$12,658
10/31/17	$12,941	$13,109	$12,934
11/30/17	$13,346	$13,511	$13,338
12/31/17	$13,482	$13,661	$13,474
01/31/18	$14,172	$14,443	$14,164
02/28/18	$13,654	$13,911	$13,646
03/31/18	$13,385	$13,557	$13,377
04/30/18	$13,457	$13,609	$13,450
05/31/18	$13,841	$13,937	$13,840
06/30/18	$13,918	$14,023	$13,919
07/31/18	$14,370	$14,544	$14,370
08/31/18	$14,873	$15,018	$14,880
09/30/18	$14,901	$15,104	$14,907
10/31/18	$13,813	$14,072	$13,811
11/30/18	$14,088	$14,358	$14,079
12/31/18	$12,772	$13,062	$12,755
01/31/19	$13,906	$14,109	$13,889
02/28/19	$14,406	$14,562	$14,389
03/31/19	$14,613	$14,845	$14,592
04/30/19	$15,205	$15,446	$15,185
05/31/19	$14,220	$14,464	$14,201
06/30/19	$15,233	$15,483	$15,211
07/31/19	$15,456	$15,706	$15,433
08/31/19	$15,135	$15,457	$15,109
09/30/19	$15,401	$15,746	$15,374
10/31/19	$15,734	$16,087	$15,710
11/30/19	$16,331	$16,671	$16,310
12/31/19	$16,804	$17,175	$16,782
01/31/20	$16,766	$17,168	$16,748
02/29/20	$15,364	$15,755	$15,351
03/31/20	$13,339	$13,809	$13,343
04/30/20	$15,059	$15,579	$15,063
05/31/20	$15,795	$16,321	$15,800
06/30/20	$16,110	$16,645	$16,114
07/31/20	$17,002	$17,584	$17,008
08/31/20	$18,178	$18,848	$18,182
09/30/20	$17,490	$18,132	$17,493
10/31/20	$17,091	$17,650	$17,095
11/30/20	$19,026	$19,582	$19,027
12/31/20	$19,806	$20,334	$19,810
01/31/21	$19,672	$20,129	$19,676
02/28/21	$20,288	$20,684	$20,292
03/31/21	$21,175	$21,590	$21,179
04/30/21	$22,275	$22,742	$22,279
05/31/21	$22,432	$22,901	$22,436
06/30/21	$22,897	$23,436	$22,902
07/31/21	$23,384	$23,993	$23,389
08/31/21	$24,074	$24,722	$24,080
09/30/21	$22,977	$23,572	$22,983
10/31/21	$24,548	$25,224	$24,557
11/30/21	$24,337	$25,049	$24,345
12/31/21	$25,436	$26,172	$25,445
01/31/22	$24,085	$24,817	$24,086
02/28/22	$23,444	$24,074	$23,445
03/31/22	$24,261	$24,968	$24,264
04/30/22	$22,179	$22,791	$22,176
05/31/22	$22,236	$22,833	$22,232
06/30/22	$20,374	$20,948	$20,378
07/31/22	$22,274	$22,879	$22,280
08/31/22	$21,377	$21,946	$21,382
09/30/22	$19,408	$19,925	$19,409
10/31/22	$21,031	$21,538	$21,028
11/30/22	$22,206	$22,742	$22,202
12/31/22	$20,927	$21,432	$20,921
01/31/23	$22,293	$22,778	$22,288
02/28/23	$21,765	$22,223	$21,759
03/31/23	$22,420	$23,038	$22,418
04/30/23	$22,717	$23,398	$22,714
05/31/23	$22,755	$23,500	$22,756
06/30/23	$24,299	$25,053	$24,299
07/31/23	$25,106	$25,857	$25,106
08/31/23	$24,676	$25,446	$24,672
09/30/23	$23,491	$24,232	$23,482
10/31/23	$22,933	$23,723	$22,923
11/30/23	$25,015	$25,889	$25,004
12/31/23	$26,258	$27,066	$26,248
01/31/24	$26,611	$27,520	$26,599
02/29/24	$28,026	$28,990	$28,015
03/31/24	$28,962	$29,923	$28,954
04/30/24	$27,735	$28,700	$27,728
05/31/24	$29,100	$30,124	$29,095
06/30/24	$30,015	$31,204	$30,014
07/31/24	$30,526	$31,584	$30,522
08/31/24	$31,194	$32,350	$31,189
09/30/24	$31,830	$33,041	$31,828
10/31/24	$31,531	$32,742	$31,529
11/30/24	$33,472	$34,664	$33,472
12/31/24	$32,532	$33,837	$32,535
01/31/25	$33,456	$34,780	$33,461
02/28/25	$32,927	$34,326	$32,931
03/31/25	$31,072	$32,392	$31,075
04/30/25	$30,807	$32,172	$30,811
05/31/25	$32,722	$34,197	$32,729
06/30/25	$34,348	$35,936	$34,359

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTM	14.43%	16.35%	13.13%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 IndexFootnote Reference(1)Footnote Reference(2)	14.48%	16.35%	13.14%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,525,164,718
Holdings Count | Holding	1,514
Advisory Fees Paid, Amount	$ 2,837,305
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$10,525,164,718 Number of Portfolio Holdings1,514 Portfolio Turnover Rate2% Total Advisory Fees Paid$2,837,305
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	12.0%
Software	10.8%
Interactive Media & Services	6.1%
Technology Hardware, Storage & Peripherals	5.7%
Financial Services	4.2%
Banks	3.9%
Broadline Retail	3.7%
Capital Markets	3.4%
Oil, Gas & Consumable Fuels	2.8%
Pharmaceuticals	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	6.8%
Microsoft Corp.	6.5%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	1.8%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc., Class B	1.6%
Alphabet, Inc., Class C	1.5%

Material Fund Change [Text Block]
C000019039
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 400 Mid Cap ETF
Trading Symbol	SPMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 400 Mid Cap ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 400 Mid Cap ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was shaped initially by inflation dynamics and investor speculation around how the U.S. Federal Reserve and other central banks might respond to more favorable inflation data. This narrative shifted mid-period with the introduction of a new tariff regime by the U.S. administration, which added a layer of geopolitical uncertainty and market volatility. Meanwhile, the secular growth story continued to be dominated by developments in artificial intelligence (A.I.). Investor focus extended beyond companies positioned to benefit from the A.I. megatrend to include those potentially at risk of being disrupted by it. This bifurcation in market sentiment contributed to notable dispersion in equity performance across sectors. Despite the macroeconomic and policy headwinds, global equity markets proved resilient. U.S., developed, and emerging markets all posted gains over the 1 year period. Underscoring the strength of the A.I.-driven rally, the world’s largest company reached a market capitalization of nearly $4.0 trillion by the end of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPMD	S&P 500 Index	S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,993	$10,210	$9,997
08/31/15	$9,396	$9,594	$9,398
09/30/15	$8,956	$9,356	$8,953
10/31/15	$9,447	$10,145	$9,446
11/30/15	$9,608	$10,176	$9,608
12/31/15	$9,215	$10,015	$9,222
01/31/16	$8,431	$9,518	$8,427
02/29/16	$8,462	$9,505	$8,456
03/31/16	$9,158	$10,150	$9,157
04/30/16	$9,311	$10,189	$9,312
05/31/16	$9,478	$10,372	$9,481
06/30/16	$9,479	$10,399	$9,478
07/31/16	$9,986	$10,783	$9,989
08/31/16	$10,066	$10,798	$10,072
09/30/16	$10,040	$10,800	$10,046
10/31/16	$9,717	$10,603	$9,723
11/30/16	$10,625	$10,996	$10,633
12/31/16	$10,893	$11,213	$10,904
01/31/17	$11,005	$11,426	$11,017
02/28/17	$11,258	$11,879	$11,272
03/31/17	$11,225	$11,893	$11,237
04/30/17	$11,320	$12,015	$11,333
05/31/17	$11,209	$12,184	$11,222
06/30/17	$11,436	$12,260	$11,450
07/31/17	$11,539	$12,512	$11,554
08/31/17	$11,326	$12,551	$11,340
09/30/17	$11,897	$12,810	$11,915
10/31/17	$12,119	$13,109	$12,136
11/30/17	$12,559	$13,511	$12,576
12/31/17	$12,556	$13,661	$12,575
01/31/18	$12,904	$14,443	$12,924
02/28/18	$12,355	$13,911	$12,373
03/31/18	$12,512	$13,557	$12,529
04/30/18	$12,527	$13,609	$12,546
05/31/18	$13,131	$13,937	$13,154
06/30/18	$13,215	$14,023	$13,238
07/31/18	$13,503	$14,544	$13,530
08/31/18	$14,004	$15,018	$14,032
09/30/18	$13,758	$15,104	$13,785
10/31/18	$12,406	$14,072	$12,428
11/30/18	$12,731	$14,358	$12,753
12/31/18	$11,263	$13,062	$11,280
01/31/19	$12,445	$14,109	$12,466
02/28/19	$12,976	$14,562	$12,999
03/31/19	$12,790	$14,845	$12,814
04/30/19	$13,298	$15,446	$13,323
05/31/19	$12,210	$14,464	$12,231
06/30/19	$13,135	$15,483	$13,158
07/31/19	$13,289	$15,706	$13,313
08/31/19	$12,719	$15,457	$12,742
09/30/19	$13,120	$15,746	$13,143
10/31/19	$13,301	$16,087	$13,323
11/30/19	$13,699	$16,671	$13,723
12/31/19	$14,091	$17,175	$14,116
01/31/20	$13,716	$17,168	$13,742
02/29/20	$12,416	$15,755	$12,438
03/31/20	$9,898	$13,809	$9,919
04/30/20	$11,299	$15,579	$11,326
05/31/20	$12,124	$16,321	$12,155
06/30/20	$12,277	$16,645	$12,307
07/31/20	$12,838	$17,584	$12,875
08/31/20	$13,289	$18,848	$13,327
09/30/20	$12,858	$18,132	$12,895
10/31/20	$13,137	$17,650	$13,175
11/30/20	$15,009	$19,582	$15,056
12/31/20	$15,984	$20,334	$16,038
01/31/21	$16,224	$20,129	$16,279
02/28/21	$17,327	$20,684	$17,386
03/31/21	$18,135	$21,590	$18,198
04/30/21	$18,950	$22,742	$19,017
05/31/21	$18,987	$22,901	$19,055
06/30/21	$18,791	$23,436	$18,860
07/31/21	$18,855	$23,993	$18,925
08/31/21	$19,221	$24,722	$19,293
09/30/21	$18,457	$23,572	$18,527
10/31/21	$19,541	$25,224	$19,618
11/30/21	$18,967	$25,049	$19,042
12/31/21	$19,929	$26,172	$20,009
01/31/22	$18,494	$24,817	$18,566
02/28/22	$18,698	$24,074	$18,773
03/31/22	$18,956	$24,968	$19,033
04/30/22	$17,610	$22,791	$17,680
05/31/22	$17,739	$22,833	$17,812
06/30/22	$16,034	$20,948	$16,099
07/31/22	$17,772	$22,879	$17,846
08/31/22	$17,221	$21,946	$17,292
09/30/22	$15,643	$19,925	$15,702
10/31/22	$17,285	$21,538	$17,354
11/30/22	$18,341	$22,742	$18,416
12/31/22	$17,326	$21,432	$17,395
01/31/23	$18,922	$22,778	$19,001
02/28/23	$18,580	$22,223	$18,656
03/31/23	$17,985	$23,038	$18,058
04/30/23	$17,845	$23,398	$17,916
05/31/23	$17,276	$23,500	$17,345
06/30/23	$18,856	$25,053	$18,934
07/31/23	$19,632	$25,857	$19,715
08/31/23	$19,065	$25,446	$19,145
09/30/23	$18,066	$24,232	$18,138
10/31/23	$17,103	$23,723	$17,170
11/30/23	$18,556	$25,889	$18,631
12/31/23	$20,171	$27,066	$20,255
01/31/24	$19,824	$27,520	$19,908
02/29/24	$20,997	$28,990	$21,090
03/31/24	$22,168	$29,923	$22,271
04/30/24	$20,835	$28,700	$20,930
05/31/24	$21,749	$30,124	$21,849
06/30/24	$21,406	$31,204	$21,503
07/31/24	$22,647	$31,584	$22,752
08/31/24	$22,628	$32,350	$22,734
09/30/24	$22,889	$33,041	$22,997
10/31/24	$22,728	$32,742	$22,834
11/30/24	$24,727	$34,664	$24,846
12/31/24	$22,967	$33,837	$23,076
01/31/25	$23,850	$34,780	$23,964
02/28/25	$22,813	$34,326	$22,923
03/31/25	$21,565	$32,392	$21,668
04/30/25	$21,081	$32,172	$21,180
05/31/25	$22,219	$34,197	$22,323
06/30/25	$23,013	$35,936	$23,122

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPMD	7.51%	13.39%	8.69%
S&P 500 Index	15.16%	16.64%	13.65%
S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness IndexFootnote Reference(1)Footnote Reference(2)	7.53%	13.44%	8.74%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 13,179,786,578
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 3,550,055
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$13,179,786,578 Number of Portfolio Holdings404 Portfolio Turnover Rate13% Total Advisory Fees Paid$3,550,055
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	6.6%
Machinery	5.2%
Insurance	4.5%
Capital Markets	3.8%
Specialty Retail	3.7%
Software	3.6%
Hotels, Restaurants & Leisure	3.4%
Consumer Staples Distribution & Retail	3.3%
Construction & Engineering	3.3%
Electronic Equipment, Instruments & Components	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
U.S. Foods Holding Corp.	0.6%

Material Fund Change [Text Block]
C000019036
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 ETF
Trading Symbol	SPLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 500 ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 ETF	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter.

The sectors with the largest contribution to total return during the reporting period were Information Technology, followed by Financials and Communication Services. On the other hand, Health Care was the sector that detracted the most from total return, followed by Energy and Materials.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Nvidia Corporation, followed by Broadcom Inc. and Meta Platforms. The top negative contributors to the Fund’s performance during the reporting period were UnitedHealth Group Inc., followed by Apple Inc., and Merck & Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPLG	S&P 500 Index	S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,192	$10,210	$10,193
08/31/15	$9,581	$9,594	$9,580
09/30/15	$9,319	$9,356	$9,317
10/31/15	$10,071	$10,145	$10,071
11/30/15	$10,104	$10,176	$10,104
12/31/15	$9,920	$10,015	$9,922
01/31/16	$9,388	$9,518	$9,388
02/29/16	$9,387	$9,505	$9,385
03/31/16	$10,036	$10,150	$10,039
04/30/16	$10,089	$10,189	$10,093
05/31/16	$10,265	$10,372	$10,270
06/30/16	$10,290	$10,399	$10,293
07/31/16	$10,681	$10,783	$10,686
08/31/16	$10,697	$10,798	$10,700
09/30/16	$10,704	$10,800	$10,708
10/31/16	$10,496	$10,603	$10,499
11/30/16	$10,909	$10,996	$10,913
12/31/16	$11,112	$11,213	$11,118
01/31/17	$11,334	$11,426	$11,342
02/28/17	$11,771	$11,879	$11,781
03/31/17	$11,778	$11,893	$11,788
04/30/17	$11,902	$12,015	$11,913
05/31/17	$12,053	$12,184	$12,065
06/30/17	$12,136	$12,260	$12,149
07/31/17	$12,376	$12,512	$12,390
08/31/17	$12,412	$12,551	$12,429
09/30/17	$12,676	$12,810	$12,693
10/31/17	$12,965	$13,109	$12,985
11/30/17	$13,364	$13,511	$13,387
12/31/17	$13,513	$13,661	$13,535
01/31/18	$14,242	$14,443	$14,266
02/28/18	$13,728	$13,911	$13,751
03/31/18	$13,413	$13,557	$13,436
04/30/18	$13,481	$13,609	$13,505
05/31/18	$13,824	$13,937	$13,850
06/30/18	$13,896	$14,023	$13,920
07/31/18	$14,374	$14,544	$14,401
08/31/18	$14,870	$15,018	$14,899
09/30/18	$14,937	$15,104	$14,965
10/31/18	$13,889	$14,072	$13,915
11/30/18	$14,166	$14,358	$14,192
12/31/18	$12,876	$13,062	$12,896
01/31/19	$13,977	$14,109	$14,001
02/28/19	$14,462	$14,562	$14,489
03/31/19	$14,718	$14,845	$14,744
04/30/19	$15,324	$15,446	$15,353
05/31/19	$14,355	$14,464	$14,383
06/30/19	$15,376	$15,483	$15,404
07/31/19	$15,609	$15,706	$15,638
08/31/19	$15,323	$15,457	$15,351
09/30/19	$15,588	$15,746	$15,618
10/31/19	$15,926	$16,087	$15,958
11/30/19	$16,531	$16,671	$16,566
12/31/19	$17,005	$17,175	$17,042
01/31/20	$17,020	$17,168	$17,059
02/29/20	$15,619	$15,755	$15,655
03/31/20	$13,682	$13,809	$13,722
04/30/20	$15,435	$15,579	$15,481
05/31/20	$16,170	$16,321	$16,218
06/30/20	$16,492	$16,645	$16,540
07/31/20	$17,422	$17,584	$17,473
08/31/20	$18,673	$18,848	$18,729
09/30/20	$17,965	$18,132	$18,017
10/31/20	$17,488	$17,650	$17,538
11/30/20	$19,403	$19,582	$19,458
12/31/20	$20,147	$20,334	$20,206
01/31/21	$19,944	$20,129	$20,002
02/28/21	$20,497	$20,684	$20,554
03/31/21	$21,395	$21,590	$21,454
04/30/21	$22,536	$22,742	$22,599
05/31/21	$22,693	$22,901	$22,757
06/30/21	$23,220	$23,436	$23,288
07/31/21	$23,771	$23,993	$23,841
08/31/21	$24,493	$24,722	$24,566
09/30/21	$23,353	$23,572	$23,423
10/31/21	$24,988	$25,224	$25,065
11/30/21	$24,813	$25,049	$24,891
12/31/21	$25,923	$26,172	$26,006
01/31/22	$24,583	$24,817	$24,661
02/28/22	$23,847	$24,074	$23,922
03/31/22	$24,730	$24,968	$24,811
04/30/22	$22,575	$22,791	$22,647
05/31/22	$22,616	$22,833	$22,689
06/30/22	$20,743	$20,948	$20,816
07/31/22	$22,655	$22,879	$22,735
08/31/22	$21,731	$21,946	$21,808
09/30/22	$19,732	$19,925	$19,799
10/31/22	$21,329	$21,538	$21,402
11/30/22	$22,521	$22,742	$22,598
12/31/22	$21,224	$21,432	$21,296
01/31/23	$22,556	$22,778	$22,635
02/28/23	$22,007	$22,223	$22,082
03/31/23	$22,813	$23,038	$22,893
04/30/23	$23,168	$23,398	$23,250
05/31/23	$23,269	$23,500	$23,351
06/30/23	$24,805	$25,053	$24,894
07/31/23	$25,601	$25,857	$25,694
08/31/23	$25,195	$25,446	$25,285
09/30/23	$23,997	$24,232	$24,079
10/31/23	$23,493	$23,723	$23,573
11/30/23	$25,635	$25,889	$25,726
12/31/23	$26,798	$27,066	$26,895
01/31/24	$27,247	$27,520	$27,347
02/29/24	$28,699	$28,990	$28,807
03/31/24	$29,619	$29,923	$29,734
04/30/24	$28,411	$28,700	$28,519
05/31/24	$29,817	$30,124	$29,933
06/30/24	$30,884	$31,204	$31,007
07/31/24	$31,260	$31,584	$31,385
08/31/24	$32,017	$32,350	$32,146
09/30/24	$32,699	$33,041	$32,833
10/31/24	$32,402	$32,742	$32,535
11/30/24	$34,303	$34,664	$34,445
12/31/24	$33,488	$33,837	$33,624
01/31/25	$34,420	$34,780	$34,560
02/28/25	$33,970	$34,326	$34,109
03/31/25	$32,057	$32,392	$32,187
04/30/25	$31,839	$32,172	$31,969
05/31/25	$33,842	$34,197	$33,981
06/30/25	$35,561	$35,936	$35,709

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPLG	15.14%	16.61%	13.53%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 500 Index/SSGA Large Cap Index/Russell 1000 IndexFootnote Reference(1)Footnote Reference(2)	15.16%	16.64%	13.57%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 72,857,080,454
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 10,768,280
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$72,857,080,454 Number of Portfolio Holdings507 Portfolio Turnover Rate3% Total Advisory Fees Paid$10,768,280
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	12.7%
Software	11.4%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.6%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]
C000128125
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 600 Small Cap ETF
Trading Symbol	SPSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 600 Small Cap ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 600 Small Cap ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration.  By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPSM	S&P 500 Index	S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,882	$10,210	$9,884
08/31/15	$9,268	$9,594	$9,263
09/30/15	$8,819	$9,356	$8,808
10/31/15	$9,318	$10,145	$9,304
11/30/15	$9,619	$10,176	$9,607
12/31/15	$9,139	$10,015	$9,125
01/31/16	$8,345	$9,518	$8,322
02/29/16	$8,346	$9,505	$8,322
03/31/16	$9,013	$10,150	$8,986
04/30/16	$9,155	$10,189	$9,127
05/31/16	$9,361	$10,372	$9,333
06/30/16	$9,355	$10,399	$9,327
07/31/16	$9,914	$10,783	$9,884
08/31/16	$10,091	$10,798	$10,059
09/30/16	$10,203	$10,800	$10,171
10/31/16	$9,723	$10,603	$9,687
11/30/16	$10,802	$10,996	$10,767
12/31/16	$11,103	$11,213	$11,069
01/31/17	$11,148	$11,426	$11,113
02/28/17	$11,363	$11,879	$11,327
03/31/17	$11,382	$11,893	$11,342
04/30/17	$11,509	$12,015	$11,466
05/31/17	$11,274	$12,184	$11,233
06/30/17	$11,656	$12,260	$11,621
07/31/17	$11,751	$12,512	$11,708
08/31/17	$11,600	$12,551	$11,559
09/30/17	$12,326	$12,810	$12,280
10/31/17	$12,437	$13,109	$12,385
11/30/17	$12,793	$13,511	$12,747
12/31/17	$12,811	$13,661	$12,773
01/31/18	$13,132	$14,443	$13,087
02/28/18	$12,582	$13,911	$12,543
03/31/18	$12,736	$13,557	$12,692
04/30/18	$12,856	$13,609	$12,802
05/31/18	$13,630	$13,937	$13,585
06/30/18	$13,786	$14,023	$13,746
07/31/18	$13,968	$14,544	$13,926
08/31/18	$14,576	$15,018	$14,539
09/30/18	$14,251	$15,104	$14,215
10/31/18	$12,755	$14,072	$12,723
11/30/18	$12,946	$14,358	$12,900
12/31/18	$11,389	$13,062	$11,352
01/31/19	$12,754	$14,109	$12,718
02/28/19	$13,359	$14,562	$13,320
03/31/19	$13,101	$14,845	$13,068
04/30/19	$13,541	$15,446	$13,506
05/31/19	$12,450	$14,464	$12,427
06/30/19	$13,339	$15,483	$13,311
07/31/19	$13,458	$15,706	$13,427
08/31/19	$12,821	$15,457	$12,783
09/30/19	$13,105	$15,746	$13,058
10/31/19	$13,412	$16,087	$13,364
11/30/19	$13,927	$16,671	$13,886
12/31/19	$14,336	$17,175	$14,307
01/31/20	$13,752	$17,168	$13,736
02/29/20	$12,431	$15,755	$12,417
03/31/20	$9,642	$13,809	$9,636
04/30/20	$10,869	$15,579	$10,859
05/31/20	$11,337	$16,321	$11,327
06/30/20	$11,768	$16,645	$11,750
07/31/20	$12,251	$17,584	$12,233
08/31/20	$12,741	$18,848	$12,721
09/30/20	$12,143	$18,132	$12,123
10/31/20	$12,456	$17,650	$12,436
11/30/20	$14,719	$19,582	$14,696
12/31/20	$15,943	$20,334	$15,919
01/31/21	$16,945	$20,129	$16,920
02/28/21	$18,241	$20,684	$18,214
03/31/21	$18,851	$21,590	$18,822
04/30/21	$19,234	$22,742	$19,205
05/31/21	$19,633	$22,901	$19,604
06/30/21	$19,696	$23,436	$19,669
07/31/21	$19,225	$23,993	$19,200
08/31/21	$19,611	$24,722	$19,587
09/30/21	$19,132	$23,572	$19,111
10/31/21	$19,787	$25,224	$19,765
11/30/21	$19,334	$25,049	$19,313
12/31/21	$20,204	$26,172	$20,188
01/31/22	$18,736	$24,817	$18,721
02/28/22	$18,999	$24,074	$18,983
03/31/22	$19,070	$24,968	$19,053
04/30/22	$17,581	$22,791	$17,565
05/31/22	$17,907	$22,833	$17,893
06/30/22	$16,373	$20,948	$16,364
07/31/22	$18,012	$22,879	$18,002
08/31/22	$17,223	$21,946	$17,213
09/30/22	$15,524	$19,925	$15,512
10/31/22	$17,442	$21,538	$17,430
11/30/22	$18,163	$22,742	$18,156
12/31/22	$16,949	$21,432	$16,938
01/31/23	$18,558	$22,778	$18,546
02/28/23	$18,330	$22,223	$18,318
03/31/23	$17,385	$23,038	$17,373
04/30/23	$16,903	$23,398	$16,890
05/31/23	$16,606	$23,500	$16,594
06/30/23	$17,970	$25,053	$17,960
07/31/23	$18,959	$25,857	$18,949
08/31/23	$18,175	$25,446	$18,165
09/30/23	$17,086	$24,232	$17,075
10/31/23	$16,107	$23,723	$16,096
11/30/23	$17,439	$25,889	$17,427
12/31/23	$19,664	$27,066	$19,657
01/31/24	$18,889	$27,520	$18,881
02/29/24	$19,516	$28,990	$19,509
03/31/24	$20,146	$29,923	$20,141
04/30/24	$19,017	$28,700	$19,010
05/31/24	$19,975	$30,124	$19,969
06/30/24	$19,522	$31,204	$19,515
07/31/24	$21,627	$31,584	$21,621
08/31/24	$21,316	$32,350	$21,310
09/30/24	$21,498	$33,041	$21,491
10/31/24	$20,932	$32,742	$20,924
11/30/24	$23,218	$34,664	$23,213
12/31/24	$21,371	$33,837	$21,366
01/31/25	$21,993	$34,780	$21,988
02/28/25	$20,738	$34,326	$20,733
03/31/25	$19,463	$32,392	$19,459
04/30/25	$18,650	$32,172	$18,644
05/31/25	$19,625	$34,197	$19,619
06/30/25	$20,417	$35,936	$20,413

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPSM	4.58%	11.65%	7.40%
S&P 500 Index	15.16%	16.64%	13.65%
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 IndexFootnote Reference(1)Footnote Reference(2)	4.60%	11.68%	7.40%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 11,302,393,612
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 3,477,907
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,302,393,612 Number of Portfolio Holdings610 Portfolio Turnover Rate21% Total Advisory Fees Paid$3,477,907
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	9.0%
Machinery	5.1%
Electronic Equipment, Instruments & Components	4.2%
Software	4.0%
Health Care Equipment & Supplies	3.7%
Chemicals	3.2%
Specialty Retail	3.1%
Capital Markets	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Financial Services	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Mr. Cooper Group, Inc.	0.7%
AeroVironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.6%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.5%

Material Fund Change [Text Block]
C000244514
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P Sector Neutral Dividend ETF
Trading Symbol	SPDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P Sector Neutral Dividend ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P Sector Neutral Dividend ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

During the reporting period, the top three sectors contributing to total return were Information Technology followed by Financials and Industrials. On the other hand, the worst three contributing sectors were Health Care, Materials and Energy. From an individual security perspective, the top three companies that contributed to total return during the reporting period were Broadcom Inc., followed by International Business Machines Corp., and Cisco Systems Inc.. The bottom three companies were UnitedHealth Group Inc., followed by Qualcomm Inc., and Merch & Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPDG	S&P 500 Index	S&P Sector-Neutral High Yield Dividend Aristocrats Index
09/12/23	$10,000	$10,000	$10,000
09/30/23	$9,660	$9,617	$9,658
10/31/23	$9,380	$9,415	$9,375
11/30/23	$10,114	$10,275	$10,110
12/31/23	$10,801	$10,742	$10,801
01/31/24	$10,943	$10,922	$10,944
02/29/24	$11,173	$11,505	$11,176
03/31/24	$11,654	$11,876	$11,661
04/30/24	$11,131	$11,391	$11,137
05/31/24	$11,444	$11,955	$11,452
06/30/24	$11,710	$12,384	$11,722
07/31/24	$12,257	$12,535	$12,273
08/31/24	$12,579	$12,839	$12,596
09/30/24	$12,980	$13,113	$13,001
10/31/24	$12,791	$12,994	$12,810
11/30/24	$13,325	$13,757	$13,348
12/31/24	$12,981	$13,429	$13,005
01/31/25	$13,413	$13,803	$13,440
02/28/25	$13,586	$13,623	$13,613
03/31/25	$13,128	$12,856	$13,154
04/30/25	$12,561	$12,768	$12,587
05/31/25	$13,019	$13,572	$13,049
06/30/25	$13,587	$14,262	$13,622

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/12/23
SPDG	16.03%	18.50%
S&P 500 Index	15.16%	21.84%
S&P Sector-Neutral High Yield Dividend Aristocrats Index	16.20%	18.73%

Performance Inception Date	Sep. 12, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,092,103
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 4,190
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$10,092,103 Number of Portfolio Holdings287 Portfolio Turnover Rate32% Total Advisory Fees Paid$4,190
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	11.0%
Banks	10.6%
IT Services	9.5%
Diversified Telecommunication Services	7.3%
Communications Equipment	5.8%
Specialty Retail	5.0%
Capital Markets	3.5%
Oil, Gas & Consumable Fuels	3.5%
Hotels, Restaurants & Leisure	3.5%
Pharmaceuticals	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Verizon Communications, Inc.	7.2%
Cisco Systems, Inc.	5.6%
International Business Machines Corp.	5.0%
Texas Instruments, Inc.	4.1%
Accenture PLC, Class A	3.7%
QUALCOMM, Inc.	3.5%
Home Depot, Inc.	3.5%
Bank of America Corp.	3.3%
Analog Devices, Inc.	2.4%
McDonald's Corp.	1.9%

Material Fund Change [Text Block]
C000220766
Shareholder Report [Line Items]
Fund Name	SPDR S&P 500 ESG ETF
Trading Symbol	EFIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 500 ESG ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 ESG ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion. On a sector lever Financials, Information Technology and Industrials were the strongest contributors to the Fund's performance. Materials, Utilities and Real Estate were the weakest contributors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EFIV	S&P 500 Index	S&P 500 Scored & Screened Index
07/28/20	$10,000	$10,000	$10,000
07/31/20	$10,120	$10,509	$10,120
08/31/20	$10,918	$11,170	$10,920
09/30/20	$10,452	$11,094	$10,451
10/31/20	$10,166	$10,469	$10,165
11/30/20	$11,229	$10,333	$11,233
12/31/20	$11,608	$10,620	$11,614
01/31/21	$11,521	$10,367	$11,527
02/28/21	$11,778	$10,976	$11,787
03/31/21	$12,318	$10,876	$12,328
04/30/21	$13,032	$11,108	$13,045
05/31/21	$13,084	$11,378	$13,098
06/30/21	$13,447	$11,516	$13,465
07/31/21	$13,773	$11,930	$13,794
08/31/21	$14,202	$12,521	$14,225
09/30/21	$13,535	$12,010	$13,558
10/31/21	$14,661	$12,396	$14,688
11/30/21	$14,680	$13,058	$14,709
12/31/21	$15,274	$13,277	$15,306
01/31/22	$14,526	$13,881	$14,556
02/28/22	$14,143	$15,148	$14,173
03/31/22	$14,675	$14,830	$14,710
04/30/22	$13,333	$14,123	$13,363
05/31/22	$13,383	$13,898	$13,414
06/30/22	$12,307	$14,344	$12,338
07/31/22	$13,409	$15,292	$13,446
08/31/22	$12,838	$15,359	$12,873
09/30/22	$11,607	$15,598	$11,638
10/31/22	$12,635	$16,171	$12,670
11/30/22	$13,347	$15,776	$13,387
12/31/22	$12,563	$16,768	$12,601
01/31/23	$13,379	$15,802	$13,421
02/28/23	$13,003	$16,685	$13,044
03/31/23	$13,574	$18,036	$13,620
04/30/23	$13,839	$16,375	$13,887
05/31/23	$13,972	$15,707	$14,022
06/30/23	$14,873	$17,155	$14,928
07/31/23	$15,393	$15,739	$15,451
08/31/23	$15,148	$15,768	$15,206
09/30/23	$14,388	$14,393	$14,442
10/31/23	$14,127	$14,927	$14,181
11/30/23	$15,408	$14,480	$15,469
12/31/23	$16,062	$13,731	$16,128
01/31/24	$16,307	$14,346	$16,375
02/29/24	$17,124	$14,247	$17,198
03/31/24	$17,691	$15,245	$17,771
04/30/24	$17,043	$14,536	$17,121
05/31/24	$17,966	$14,978	$18,051
06/30/24	$18,585	$15,334	$18,674
07/31/24	$18,796	$15,692	$18,887
08/31/24	$19,212	$15,801	$19,307
09/30/24	$19,579	$16,645	$19,678
10/31/24	$19,366	$17,374	$19,466
11/30/24	$20,493	$17,853	$20,601
12/31/24	$19,895	$17,673	$20,002
01/31/25	$20,223	$18,352	$20,334
02/28/25	$20,011	$20,361	$20,121
03/31/25	$18,890	$19,819	$18,996
04/30/25	$18,603	$19,066	$18,709
05/31/25	$19,661	$20,437	$19,776
06/30/25	$20,751	$20,643	$20,876

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 07/28/20
EFIV	11.66%	15.97%
S&P 500 Index	15.16%	15.85%
S&P 500 Scored & Screened IndexFootnote Reference(1)	11.79%	16.11%

Performance Inception Date	Jul. 28, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,135,683,294
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 1,511,104
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,135,683,294 Number of Portfolio Holdings324 Portfolio Turnover Rate13% Total Advisory Fees Paid$1,511,104
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	13.7%
Software	13.1%
Interactive Media & Services	9.7%
Technology Hardware, Storage & Peripherals	9.0%
Capital Markets	4.2%
Financial Services	3.8%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.0%
Pharmaceuticals	2.7%
Consumer Staples Distribution & Retail	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	10.7%
Microsoft Corp.	10.3%
Apple, Inc.	8.5%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	2.9%
Alphabet, Inc., Class C	2.3%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Exxon Mobil Corp.	1.3%
Mastercard, Inc., Class A	1.3%

Material Fund Change [Text Block]
C000027707
Shareholder Report [Line Items]
Fund Name	SPDR S&P Homebuilders ETF
Trading Symbol	XHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Homebuilders ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Homebuilders ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Homebuilding-related equities delivered a strong start to the reporting period, gaining over 20% in the first quarter. This performance was supported by declining mortgage rates and continued resilience in housing demand. However, investor sentiment turned more cautious in October, following weaker-than-expected new home sales data, rising input costs, and delays in anticipated the U.S. Federal Reserve rate cuts. As a result, the Fund declined approximately 15% over the second quarter. Performance over the remainder of the reporting period was mixed, reflecting a more cautious outlook amid macroeconomic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XHB	S&P 500 Index	S&P Homebuilders Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,267	$10,210	$10,270
08/31/15	$9,901	$9,594	$9,905
09/30/15	$9,363	$9,356	$9,368
10/31/15	$9,782	$10,145	$9,791
11/30/15	$9,940	$10,176	$9,952
12/31/15	$9,360	$10,015	$9,378
01/31/16	$8,371	$9,518	$8,390
02/29/16	$8,458	$9,505	$8,479
03/31/16	$9,283	$10,150	$9,311
04/30/16	$9,240	$10,189	$9,270
05/31/16	$9,371	$10,372	$9,404
06/30/16	$9,223	$10,399	$9,257
07/31/16	$9,918	$10,783	$9,958
08/31/16	$9,937	$10,798	$9,980
09/30/16	$9,342	$10,800	$9,385
10/31/16	$8,706	$10,603	$8,747
11/30/16	$9,313	$10,996	$9,361
12/31/16	$9,338	$11,213	$9,390
01/31/17	$9,523	$11,426	$9,578
02/28/17	$9,933	$11,879	$9,994
03/31/17	$10,287	$11,893	$10,353
04/30/17	$10,450	$12,015	$10,520
05/31/17	$10,356	$12,184	$10,428
06/30/17	$10,667	$12,260	$10,744
07/31/17	$10,617	$12,512	$10,697
08/31/17	$10,576	$12,551	$10,658
09/30/17	$11,047	$12,810	$11,138
10/31/17	$11,471	$13,109	$11,570
11/30/17	$12,156	$13,511	$12,264
12/31/17	$12,294	$13,661	$12,409
01/31/18	$12,442	$14,443	$12,562
02/28/18	$11,269	$13,911	$11,378
03/31/18	$11,324	$13,557	$11,437
04/30/18	$10,856	$13,609	$10,966
05/31/18	$10,933	$13,937	$11,048
06/30/18	$11,045	$14,023	$11,148
07/31/18	$11,065	$14,544	$11,172
08/31/18	$11,177	$15,018	$11,287
09/30/18	$10,749	$15,104	$10,857
10/31/18	$9,503	$14,072	$9,597
11/30/18	$9,942	$14,358	$10,044
12/31/18	$9,140	$13,062	$9,236
01/31/19	$10,303	$14,109	$10,417
02/28/19	$10,787	$14,562	$10,910
03/31/19	$10,867	$14,845	$10,994
04/30/19	$11,465	$15,446	$11,603
05/31/19	$10,814	$14,464	$10,946
06/30/19	$11,772	$15,483	$11,919
07/31/19	$11,756	$15,706	$11,906
08/31/19	$11,877	$15,457	$12,032
09/30/19	$12,477	$15,746	$12,645
10/31/19	$12,899	$16,087	$13,077
11/30/19	$12,990	$16,671	$13,173
12/31/19	$12,928	$17,175	$13,113
01/31/20	$13,326	$17,168	$13,521
02/29/20	$12,087	$15,755	$12,265
03/31/20	$8,473	$13,809	$8,569
04/30/20	$10,265	$15,579	$10,388
05/31/20	$11,990	$16,321	$12,139
06/30/20	$12,536	$16,645	$12,696
07/31/20	$14,161	$17,584	$14,348
08/31/20	$15,055	$18,848	$15,261
09/30/20	$15,406	$18,132	$15,621
10/31/20	$14,867	$17,650	$15,077
11/30/20	$16,357	$19,582	$16,596
12/31/20	$16,512	$20,334	$16,760
01/31/21	$17,283	$20,129	$17,548
02/28/21	$17,776	$20,684	$18,055
03/31/21	$20,184	$21,590	$20,510
04/30/21	$21,635	$22,742	$21,992
05/31/21	$21,512	$22,901	$21,874
06/30/21	$21,044	$23,436	$21,404
07/31/21	$21,668	$23,993	$22,045
08/31/21	$22,449	$24,722	$22,847
09/30/21	$20,651	$23,572	$21,022
10/31/21	$22,334	$25,224	$22,742
11/30/21	$23,106	$25,049	$23,536
12/31/21	$24,709	$26,172	$25,178
01/31/22	$21,446	$24,817	$21,858
02/28/22	$20,184	$24,074	$20,577
03/31/22	$18,264	$24,968	$18,622
04/30/22	$17,708	$22,791	$18,059
05/31/22	$18,028	$22,833	$18,392
06/30/22	$15,840	$20,948	$16,164
07/31/22	$18,534	$22,879	$18,920
08/31/22	$17,308	$21,946	$17,674
09/30/22	$15,889	$19,925	$16,227
10/31/22	$16,929	$21,538	$17,296
11/30/22	$18,087	$22,742	$18,486
12/31/22	$17,569	$21,432	$17,960
01/31/23	$20,232	$22,778	$20,692
02/28/23	$19,666	$22,223	$20,118
03/31/23	$19,788	$23,038	$20,248
04/30/23	$20,712	$23,398	$21,201
05/31/23	$20,122	$23,500	$20,602
06/30/23	$23,505	$25,053	$24,077
07/31/23	$24,746	$25,857	$25,356
08/31/23	$24,316	$25,446	$24,923
09/30/23	$22,463	$24,232	$23,026
10/31/23	$21,012	$23,723	$21,544
11/30/23	$24,350	$25,889	$24,976
12/31/23	$28,121	$27,066	$28,857
01/31/24	$27,582	$27,520	$28,312
02/29/24	$30,330	$28,990	$31,142
03/31/24	$32,869	$29,923	$33,764
04/30/24	$30,225	$28,700	$31,056
05/31/24	$31,000	$30,124	$31,862
06/30/24	$29,828	$31,204	$30,666
07/31/24	$34,854	$31,584	$35,845
08/31/24	$34,613	$32,350	$35,608
09/30/24	$36,775	$33,041	$37,844
10/31/24	$33,725	$32,742	$34,714
11/30/24	$36,243	$34,664	$37,318
12/31/24	$30,910	$33,837	$31,834
01/31/25	$32,077	$34,780	$33,039
02/28/25	$29,995	$34,326	$30,906
03/31/25	$28,738	$32,392	$29,621
04/30/25	$28,119	$32,172	$28,991
05/31/25	$27,979	$34,197	$28,855
06/30/25	$29,274	$35,936	$30,200

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,339,762,507
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,382,493
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,339,762,507 Number of Portfolio Holdings37 Portfolio Turnover Rate20% Total Advisory Fees Paid$6,382,493
Holdings [Text Block]

Top Industries

Industry	%
Homebuilding	49.3%
Building Products	33.7%
Home Improvement Retail	10.0%
Home Furnishings	3.5%
Homefurnishing Retail	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
TopBuild Corp.	3.5%
Installed Building Products, Inc.	3.5%
Williams-Sonoma, Inc.	3.5%
Taylor Morrison Home Corp.	3.5%
Somnigroup International, Inc.	3.5%
Allegion PLC	3.5%
Toll Brothers, Inc.	3.5%
Lennox International, Inc.	3.4%
Trane Technologies PLC	3.4%
DR Horton, Inc.	3.4%

Material Fund Change [Text Block]
C000231370
Shareholder Report [Line Items]
Fund Name	SPDR S&P SmallCap 600 ESG ETF
Trading Symbol	ESIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P SmallCap 600 ESG ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P SmallCap 600 ESG ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. The sectors with the largest contribution to total return during the reporting period were Financials, followed by Industrials and Information Technology. On the other hand, Energy was the sector that detracted the most from total return, followed by Materials and Real Estate. On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Lumen Technologies, followed by Palantir Technologies and Axon Enterprises. The top negative contributors to the Fund’s performance were Fortrea Holdings, followed by Acadia Healthcare and Vestis Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ESIX	S&P 500 Index	S&P Smallcap 600 Scored & Screened Index
01/10/22	$10,000	$10,000	$10,000
01/31/22	$9,447	$9,673	$9,448
02/28/22	$9,592	$9,384	$9,595
03/31/22	$9,649	$9,732	$9,656
04/30/22	$8,944	$8,883	$8,950
05/31/22	$9,106	$8,900	$9,118
06/30/22	$8,319	$8,165	$8,330
07/31/22	$9,168	$8,918	$9,182
08/31/22	$8,737	$8,554	$8,750
09/30/22	$7,886	$7,766	$7,896
10/31/22	$8,864	$8,395	$8,878
11/30/22	$9,197	$8,864	$9,215
12/31/22	$8,604	$8,354	$8,620
01/31/23	$9,372	$8,879	$9,392
02/28/23	$9,292	$8,662	$9,314
03/31/23	$8,806	$8,980	$8,828
04/30/23	$8,539	$9,120	$8,559
05/31/23	$8,418	$9,160	$8,440
06/30/23	$9,100	$9,765	$9,124
07/31/23	$9,623	$10,079	$9,649
08/31/23	$9,259	$9,918	$9,283
09/30/23	$8,742	$9,445	$8,764
10/31/23	$8,286	$9,247	$8,306
11/30/23	$8,935	$10,091	$8,957
12/31/23	$10,113	$10,550	$10,147
01/31/24	$9,756	$10,727	$9,788
02/29/24	$10,110	$11,300	$10,147
03/31/24	$10,414	$11,663	$10,456
04/30/24	$9,871	$11,187	$9,912
05/31/24	$10,360	$11,742	$10,403
06/30/24	$10,127	$12,163	$10,170
07/31/24	$11,165	$12,311	$11,217
08/31/24	$11,044	$12,610	$11,096
09/30/24	$11,091	$12,879	$11,145
10/31/24	$10,849	$12,762	$10,903
11/30/24	$11,965	$13,511	$12,027
12/31/24	$11,092	$13,189	$11,150
01/31/25	$11,374	$13,556	$11,435
02/28/25	$10,693	$13,380	$10,751
03/31/25	$10,060	$12,626	$10,114
04/30/25	$9,632	$12,540	$9,683
05/31/25	$10,123	$13,329	$10,179
06/30/25	$10,467	$14,007	$10,526

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 01/10/22
ESIX	3.36%	1.32%
S&P 500 Index	15.16%	10.20%
S&P Smallcap 600 Scored & Screened IndexFootnote Reference(1)	3.50%	1.49%

Performance Inception Date	Jan. 10, 2022
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,352,721
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 8,174
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$7,352,721 Number of Portfolio Holdings415 Portfolio Turnover Rate46% Total Advisory Fees Paid$8,174
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	9.5%
Machinery	6.0%
Health Care Equipment & Supplies	4.9%
Electronic Equipment, Instruments & Components	4.5%
Software	4.1%
Financial Services	3.7%
Building Products	3.5%
Chemicals	3.4%
Specialty Retail	3.2%
Semiconductors & Semiconductor Equipment	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Mr. Cooper Group, Inc.	1.0%
Brinker International, Inc.	0.8%
Qorvo, Inc.	0.8%
SPX Technologies, Inc.	0.8%
BorgWarner, Inc.	0.8%
Badger Meter, Inc.	0.8%
Armstrong World Industries, Inc.	0.7%
Federal Signal Corp.	0.7%
Jackson Financial, Inc., Class A	0.7%
Essential Properties Realty Trust, Inc.	0.7%

Material Fund Change [Text Block]
C000123372
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Large Cap Low Volatility Index ETF
Trading Symbol	LGLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA US Large Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Large Cap Low Volatility Index ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

The relative performance of large cap low volatility stocks in the U.S. flip-flopped from quarter to quarter, with outperformance followed by underperformance and then back again. This was particularly true in 2025, with low volatility stocks strongly outperforming in the down markets of 1Q25 and then strongly underperforming in the broader market rebound of 2Q25. The net result was the Fund trailing the Index performance slightly over the full reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	LGLV	S&P 500 Index	SSGA US Large Cap Low Volatility Index/Russell 1000 Low Volatility Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,309	$10,210	$10,312
08/31/15	$9,722	$9,594	$9,723
09/30/15	$9,607	$9,356	$9,607
10/31/15	$10,374	$10,145	$10,379
11/30/15	$10,448	$10,176	$10,453
12/31/15	$10,393	$10,015	$10,403
01/31/16	$10,023	$9,518	$10,032
02/29/16	$10,133	$9,505	$10,143
03/31/16	$10,845	$10,150	$10,860
04/30/16	$10,870	$10,189	$10,885
05/31/16	$11,030	$10,372	$11,047
06/30/16	$11,372	$10,399	$11,391
07/31/16	$11,616	$10,783	$11,637
08/31/16	$11,518	$10,798	$11,540
09/30/16	$11,357	$10,800	$11,379
10/31/16	$11,047	$10,603	$11,069
11/30/16	$11,322	$10,996	$11,346
12/31/16	$11,563	$11,213	$11,591
01/31/17	$11,713	$11,426	$11,743
02/28/17	$12,264	$11,879	$12,300
03/31/17	$12,239	$11,893	$12,275
04/30/17	$12,342	$12,015	$12,380
05/31/17	$12,569	$12,184	$12,611
06/30/17	$12,576	$12,260	$12,619
07/31/17	$12,798	$12,512	$12,845
08/31/17	$12,743	$12,551	$12,790
09/30/17	$12,957	$12,810	$13,007
10/31/17	$13,237	$13,109	$13,291
11/30/17	$13,647	$13,511	$13,706
12/31/17	$13,627	$13,661	$13,689
01/31/18	$14,094	$14,443	$14,162
02/28/18	$13,559	$13,911	$13,624
03/31/18	$13,547	$13,557	$13,617
04/30/18	$13,469	$13,609	$13,539
05/31/18	$13,587	$13,937	$13,660
06/30/18	$13,728	$14,023	$13,804
07/31/18	$14,336	$14,544	$14,418
08/31/18	$14,726	$15,018	$14,814
09/30/18	$14,822	$15,104	$14,912
10/31/18	$14,215	$14,072	$14,300
11/30/18	$14,836	$14,358	$14,928
12/31/18	$13,701	$13,062	$13,783
01/31/19	$14,556	$14,109	$14,646
02/28/19	$15,215	$14,562	$15,312
03/31/19	$15,520	$14,845	$15,621
04/30/19	$16,141	$15,446	$16,250
05/31/19	$15,899	$14,464	$16,008
06/30/19	$16,740	$15,483	$16,858
07/31/19	$17,021	$15,706	$17,143
08/31/19	$17,211	$15,457	$17,337
09/30/19	$17,412	$15,746	$17,542
10/31/19	$17,372	$16,087	$17,502
11/30/19	$17,697	$16,671	$17,833
12/31/19	$17,956	$17,175	$18,097
01/31/20	$18,300	$17,168	$18,446
02/29/20	$16,753	$15,755	$16,886
03/31/20	$14,319	$13,809	$14,413
04/30/20	$15,542	$15,579	$15,648
05/31/20	$16,310	$16,321	$16,425
06/30/20	$16,229	$16,645	$16,341
07/31/20	$17,030	$17,584	$17,152
08/31/20	$17,576	$18,848	$17,705
09/30/20	$17,308	$18,132	$17,433
10/31/20	$16,840	$17,650	$16,962
11/30/20	$18,701	$19,582	$18,842
12/31/20	$19,308	$20,334	$19,455
01/31/21	$18,567	$20,129	$18,709
02/28/21	$19,183	$20,684	$19,332
03/31/21	$20,252	$21,590	$20,413
04/30/21	$21,474	$22,742	$21,650
05/31/21	$21,567	$22,901	$21,746
06/30/21	$21,627	$23,436	$21,809
07/31/21	$22,494	$23,993	$22,688
08/31/21	$22,960	$24,722	$23,159
09/30/21	$21,755	$23,572	$21,942
10/31/21	$23,307	$25,224	$23,514
11/30/21	$22,933	$25,049	$23,137
12/31/21	$24,671	$26,172	$24,894
01/31/22	$23,116	$24,817	$23,323
02/28/22	$22,420	$24,074	$22,621
03/31/22	$23,578	$24,968	$23,794
04/30/22	$22,687	$22,791	$22,896
05/31/22	$22,788	$22,833	$23,002
06/30/22	$21,638	$20,948	$21,842
07/31/22	$22,936	$22,879	$23,159
08/31/22	$22,272	$21,946	$22,489
09/30/22	$20,471	$19,925	$20,666
10/31/22	$22,077	$21,538	$22,293
11/30/22	$23,417	$22,742	$23,653
12/31/22	$22,669	$21,432	$22,896
01/31/23	$23,296	$22,778	$23,533
02/28/23	$22,519	$22,223	$22,748
03/31/23	$22,963	$23,038	$23,199
04/30/23	$23,381	$23,398	$23,626
05/31/23	$22,419	$23,500	$22,653
06/30/23	$23,689	$25,053	$23,942
07/31/23	$23,999	$25,857	$24,258
08/31/23	$23,623	$25,446	$23,877
09/30/23	$22,628	$24,232	$22,871
10/31/23	$22,453	$23,723	$22,695
11/30/23	$24,005	$25,889	$24,269
12/31/23	$24,750	$27,066	$25,025
01/31/24	$25,030	$27,520	$25,311
02/29/24	$25,917	$28,990	$26,213
03/31/24	$26,691	$29,923	$27,002
04/30/24	$25,586	$28,700	$25,883
05/31/24	$26,261	$30,124	$26,571
06/30/24	$26,334	$31,204	$26,648
07/31/24	$27,623	$31,584	$27,958
08/31/24	$28,862	$32,350	$29,217
09/30/24	$29,343	$33,041	$29,708
10/31/24	$29,092	$32,742	$29,451
11/30/24	$30,728	$34,664	$31,115
12/31/24	$28,779	$33,837	$29,141
01/31/25	$29,653	$34,780	$30,030
02/28/25	$30,455	$34,326	$30,848
03/31/25	$30,428	$32,392	$30,826
04/30/25	$29,870	$32,172	$30,262
05/31/25	$30,530	$34,197	$30,934
06/30/25	$30,664	$35,936	$31,074

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
LGLV	16.44%	13.57%	11.86%
S&P 500 Index	15.16%	16.64%	13.65%
SSGA US Large Cap Low Volatility Index/Russell 1000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)	16.61%	13.72%	12.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,092,474,610
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,039,613
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,092,474,610 Number of Portfolio Holdings170 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,039,613
Holdings [Text Block]

Top Ten Industries

Industry	%
Insurance	10.0%
Residential REITs	5.5%
Machinery	5.3%
Multi-Utilities	4.9%
Capital Markets	4.8%
Professional Services	4.4%
Software	4.1%
Specialty Retail	3.6%
Oil, Gas & Consumable Fuels	3.2%
IT Services	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Linde PLC	1.4%
Corteva, Inc.	1.3%
Vulcan Materials Co.	1.2%
Colgate-Palmolive Co.	1.1%
PepsiCo, Inc.	1.1%
Walmart, Inc.	1.1%
Johnson & Johnson	1.1%
CME Group, Inc.	1.1%
Microsoft Corp.	1.0%
McDonald's Corp.	0.9%

Material Fund Change [Text Block]
C000123373
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Small Cap Low Volatility Index ETF
Trading Symbol	SMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA US Small Cap Low Volatility Index ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Small Cap Low Volatility Index ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. Unfortunately, small caps did not perform well during the reporting period, with the Russell 2000 Index returning only 7.68% compared to the S&P 500 Index's 15.16% return. However, the defensive nature of low volatility small cap securities performed extremely well in the inflation- and tariff-induced volatility, allowing the Fund to outperform not only the Russell 2000 Index but the S&P 500 Index as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SMLV	S&P 500 Index	SSGA US Small Cap Low Volatility Index/Russell 2000 Low Volatility Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,974	$10,210	$9,976
08/31/15	$9,497	$9,594	$9,498
09/30/15	$9,419	$9,356	$9,419
10/31/15	$10,029	$10,145	$10,031
11/30/15	$10,283	$10,176	$10,287
12/31/15	$9,783	$10,015	$9,789
01/31/16	$9,339	$9,518	$9,339
02/29/16	$9,457	$9,505	$9,458
03/31/16	$10,187	$10,150	$10,192
04/30/16	$10,147	$10,189	$10,153
05/31/16	$10,363	$10,372	$10,369
06/30/16	$10,400	$10,399	$10,406
07/31/16	$10,915	$10,783	$10,924
08/31/16	$11,154	$10,798	$11,165
09/30/16	$11,034	$10,800	$11,044
10/31/16	$10,859	$10,603	$10,868
11/30/16	$12,261	$10,996	$12,276
12/31/16	$12,781	$11,213	$12,794
01/31/17	$12,493	$11,426	$12,501
02/28/17	$12,576	$11,879	$12,581
03/31/17	$12,553	$11,893	$12,563
04/30/17	$12,733	$12,015	$12,736
05/31/17	$12,423	$12,184	$12,397
06/30/17	$12,700	$12,260	$12,690
07/31/17	$12,822	$12,512	$12,759
08/31/17	$12,587	$12,551	$12,548
09/30/17	$13,290	$12,810	$13,255
10/31/17	$13,321	$13,109	$13,285
11/30/17	$13,711	$13,511	$13,661
12/31/17	$13,451	$13,661	$13,398
01/31/18	$13,458	$14,443	$13,393
02/28/18	$12,848	$13,911	$12,792
03/31/18	$13,140	$13,557	$13,105
04/30/18	$13,249	$13,609	$13,215
05/31/18	$13,888	$13,937	$13,857
06/30/18	$14,199	$14,023	$14,171
07/31/18	$14,396	$14,544	$14,371
08/31/18	$14,894	$15,018	$14,870
09/30/18	$14,562	$15,104	$14,538
10/31/18	$13,540	$14,072	$13,514
11/30/18	$13,903	$14,358	$13,878
12/31/18	$12,639	$13,062	$12,614
01/31/19	$13,699	$14,109	$13,678
02/28/19	$14,185	$14,562	$14,165
03/31/19	$13,977	$14,845	$13,958
04/30/19	$14,362	$15,446	$14,348
05/31/19	$13,598	$14,464	$13,583
06/30/19	$14,375	$15,483	$14,360
07/31/19	$14,650	$15,706	$14,636
08/31/19	$14,161	$15,457	$14,145
09/30/19	$14,726	$15,746	$14,715
10/31/19	$15,104	$16,087	$15,095
11/30/19	$15,362	$16,671	$15,354
12/31/19	$15,655	$17,175	$15,651
01/31/20	$15,149	$17,168	$15,144
02/29/20	$13,749	$15,755	$13,742
03/31/20	$10,462	$13,809	$10,447
04/30/20	$11,613	$15,579	$11,659
05/31/20	$11,665	$16,321	$11,713
06/30/20	$12,122	$16,645	$12,170
07/31/20	$12,166	$17,584	$12,214
08/31/20	$12,702	$18,848	$12,755
09/30/20	$12,056	$18,132	$12,100
10/31/20	$12,245	$17,650	$12,292
11/30/20	$14,338	$19,582	$14,401
12/31/20	$15,395	$20,334	$15,469
01/31/21	$15,606	$20,129	$15,687
02/28/21	$17,257	$20,684	$17,351
03/31/21	$17,977	$21,590	$18,076
04/30/21	$18,410	$22,742	$18,518
05/31/21	$18,621	$22,901	$18,732
06/30/21	$18,317	$23,436	$18,426
07/31/21	$18,323	$23,993	$18,433
08/31/21	$18,755	$24,722	$18,871
09/30/21	$18,331	$23,572	$18,444
10/31/21	$19,049	$25,224	$19,171
11/30/21	$18,543	$25,049	$18,660
12/31/21	$19,685	$26,172	$19,816
01/31/22	$18,717	$24,817	$18,840
02/28/22	$18,710	$24,074	$18,835
03/31/22	$18,896	$24,968	$19,023
04/30/22	$17,765	$22,791	$17,884
05/31/22	$18,183	$22,833	$18,308
06/30/22	$17,389	$20,948	$17,511
07/31/22	$18,534	$22,879	$18,667
08/31/22	$17,830	$21,946	$17,957
09/30/22	$16,527	$19,925	$16,642
10/31/22	$18,465	$21,538	$18,600
11/30/22	$19,087	$22,742	$19,229
12/31/22	$18,151	$21,432	$18,284
01/31/23	$19,126	$22,778	$19,273
02/28/23	$18,915	$22,223	$19,061
03/31/23	$17,877	$23,038	$18,008
04/30/23	$17,199	$23,398	$17,325
05/31/23	$16,743	$23,500	$16,868
06/30/23	$17,660	$25,053	$17,792
07/31/23	$18,667	$25,857	$18,810
08/31/23	$17,975	$25,446	$18,112
09/30/23	$17,046	$24,232	$17,171
10/31/23	$16,361	$23,723	$16,479
11/30/23	$17,512	$25,889	$17,643
12/31/23	$19,507	$27,066	$19,661
01/31/24	$18,674	$27,520	$18,820
02/29/24	$18,890	$28,990	$19,042
03/31/24	$19,522	$29,923	$19,709
04/30/24	$18,492	$28,700	$18,670
05/31/24	$19,235	$30,124	$19,421
06/30/24	$19,364	$31,204	$19,551
07/31/24	$22,271	$31,584	$22,488
08/31/24	$22,189	$32,350	$22,404
09/30/24	$22,004	$33,041	$22,214
10/31/24	$22,151	$32,742	$22,363
11/30/24	$24,607	$34,664	$24,851
12/31/24	$22,787	$33,837	$23,010
01/31/25	$23,502	$34,780	$23,732
02/28/25	$23,419	$34,326	$23,649
03/31/25	$22,094	$32,392	$22,309
04/30/25	$21,354	$32,172	$21,586
05/31/25	$22,180	$34,197	$22,425
06/30/25	$22,652	$35,936	$22,906

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SMLV	16.98%	13.32%	8.52%
S&P 500 Index	15.16%	16.64%	13.65%
SSGA US Small Cap Low Volatility Index/Russell 2000 Low Volatility IndexFootnote Reference(1)Footnote Reference(2)	17.16%	13.48%	8.64%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 200,149,428
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 237,096
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$200,149,428 Number of Portfolio Holdings411 Portfolio Turnover Rate48% Total Advisory Fees Paid$237,096
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	23.2%
Electronic Equipment, Instruments & Components	4.4%
Professional Services	4.0%
Machinery	3.9%
Insurance	3.4%
Software	2.9%
Health Care Equipment & Supplies	2.7%
Financial Services	2.5%
Food Products	2.3%
Health Care REITs	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
TXNM Energy, Inc.	0.7%
Phillips Edison & Co., Inc.	0.7%
Sensient Technologies Corp.	0.7%
Safety Insurance Group, Inc.	0.7%
Flowers Foods, Inc.	0.6%
City Holding Co.	0.6%
American States Water Co.	0.6%
Northwestern Energy Group, Inc.	0.6%
Sonoco Products Co.	0.6%
Horace Mann Educators Corp.	0.6%

Material Fund Change [Text Block]
C000019037
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 Growth ETF
Trading Symbol	SPYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Growth ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Growth ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA Corp., but also on those who might be left behind by it, such as Apple Inc. and Alphabet Inc.. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA Corp. was the largest company in the world with a market cap of nearly $4.0 trillion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPYG	S&P 500 Index	S&P 500 Growth Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,360	$10,210	$10,362
08/31/15	$9,731	$9,594	$9,731
09/30/15	$9,517	$9,356	$9,517
10/31/15	$10,409	$10,145	$10,412
11/30/15	$10,420	$10,176	$10,424
12/31/15	$10,259	$10,015	$10,265
01/31/16	$9,741	$9,518	$9,748
02/29/16	$9,666	$9,505	$9,671
03/31/16	$10,311	$10,150	$10,320
04/30/16	$10,180	$10,189	$10,190
05/31/16	$10,449	$10,372	$10,462
06/30/16	$10,412	$10,399	$10,424
07/31/16	$10,894	$10,783	$10,909
08/31/16	$10,861	$10,798	$10,877
09/30/16	$10,903	$10,800	$10,920
10/31/16	$10,671	$10,603	$10,689
11/30/16	$10,799	$10,996	$10,819
12/31/16	$10,951	$11,213	$10,973
01/31/17	$11,276	$11,426	$11,302
02/28/17	$11,733	$11,879	$11,762
03/31/17	$11,878	$11,893	$11,909
04/30/17	$12,108	$12,015	$12,141
05/31/17	$12,448	$12,184	$12,485
06/30/17	$12,397	$12,260	$12,436
07/31/17	$12,718	$12,512	$12,761
08/31/17	$12,905	$12,551	$12,950
09/30/17	$13,047	$12,810	$13,094
10/31/17	$13,472	$13,109	$13,523
11/30/17	$13,851	$13,511	$13,903
12/31/17	$13,930	$13,661	$13,984
01/31/18	$14,935	$14,443	$14,995
02/28/18	$14,632	$13,911	$14,692
03/31/18	$14,198	$13,557	$14,254
04/30/18	$14,236	$13,609	$14,293
05/31/18	$14,851	$13,937	$14,912
06/30/18	$14,940	$14,023	$15,002
07/31/18	$15,454	$14,544	$15,518
08/31/18	$16,207	$15,018	$16,276
09/30/18	$16,324	$15,104	$16,395
10/31/18	$15,007	$14,072	$15,070
11/30/18	$15,236	$14,358	$15,301
12/31/18	$13,924	$13,062	$13,983
01/31/19	$14,968	$14,109	$15,033
02/28/19	$15,578	$14,562	$15,647
03/31/19	$16,001	$14,845	$16,073
04/30/19	$16,637	$15,446	$16,714
05/31/19	$15,758	$14,464	$15,830
06/30/19	$16,728	$15,483	$16,806
07/31/19	$16,922	$15,706	$17,000
08/31/19	$16,800	$15,457	$16,879
09/30/19	$16,847	$15,746	$16,927
10/31/19	$17,141	$16,087	$17,223
11/30/19	$17,728	$16,671	$17,813
12/31/19	$18,244	$17,175	$18,336
01/31/20	$18,657	$17,168	$18,752
02/29/20	$17,325	$15,755	$17,411
03/31/20	$15,598	$13,809	$15,676
04/30/20	$17,849	$15,579	$17,942
05/31/20	$18,910	$16,321	$19,009
06/30/20	$19,684	$16,645	$19,789
07/31/20	$21,058	$17,584	$21,173
08/31/20	$23,070	$18,848	$23,200
09/30/20	$21,992	$18,132	$22,114
10/31/20	$21,316	$17,650	$21,433
11/30/20	$23,382	$19,582	$23,513
12/31/20	$24,332	$20,334	$24,472
01/31/21	$24,208	$20,129	$24,348
02/28/21	$24,208	$20,684	$24,348
03/31/21	$24,847	$21,590	$24,992
04/30/21	$26,552	$22,742	$26,709
05/31/21	$26,314	$22,901	$26,470
06/30/21	$27,806	$23,436	$27,974
07/31/21	$28,859	$23,993	$29,035
08/31/21	$30,063	$24,722	$30,248
09/30/21	$28,322	$23,572	$28,497
10/31/21	$30,892	$25,224	$31,085
11/30/21	$31,329	$25,049	$31,526
12/31/21	$32,102	$26,172	$32,307
01/31/22	$29,416	$24,817	$29,602
02/28/22	$28,094	$24,074	$28,271
03/31/22	$29,342	$24,968	$29,531
04/30/22	$25,680	$22,791	$25,845
05/31/22	$25,331	$22,833	$25,495
06/30/22	$23,233	$20,948	$23,384
07/31/22	$26,209	$22,879	$26,383
08/31/22	$24,811	$21,946	$24,975
09/30/22	$22,338	$19,925	$22,482
10/31/22	$23,341	$21,538	$23,492
11/30/22	$24,528	$22,742	$24,689
12/31/22	$22,661	$21,432	$22,807
01/31/23	$23,933	$22,778	$24,089
02/28/23	$23,470	$22,223	$23,622
03/31/23	$24,838	$23,038	$25,004
04/30/23	$25,191	$23,398	$25,361
05/31/23	$25,819	$23,500	$25,994
06/30/23	$27,463	$25,053	$27,652
07/31/23	$28,298	$25,857	$28,495
08/31/23	$28,125	$25,446	$28,317
09/30/23	$26,758	$24,232	$26,937
10/31/23	$26,112	$23,723	$26,288
11/30/23	$28,399	$25,889	$28,594
12/31/23	$29,452	$27,066	$29,656
01/31/24	$30,301	$27,520	$30,514
02/29/24	$32,510	$28,990	$32,741
03/31/24	$33,199	$29,923	$33,438
04/30/24	$31,902	$28,700	$32,132
05/31/24	$34,006	$30,124	$34,253
06/30/24	$36,375	$31,204	$36,644
07/31/24	$35,900	$31,584	$36,166
08/31/24	$36,685	$32,350	$36,959
09/30/24	$37,723	$33,041	$38,008
10/31/24	$37,485	$32,742	$37,769
11/30/24	$39,710	$34,664	$40,013
12/31/24	$40,045	$33,837	$40,355
01/31/25	$41,118	$34,780	$41,438
02/28/25	$39,922	$34,326	$40,232
03/31/25	$36,651	$32,392	$36,935
04/30/25	$37,467	$32,172	$37,760
05/31/25	$40,988	$34,197	$41,313
06/30/25	$43,581	$35,936	$43,930

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPYG	19.81%	17.23%	15.86%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 500 Growth Index	19.88%	17.29%	15.95%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 37,825,460,300
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 12,800,158
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$37,825,460,300 Number of Portfolio Holdings213 Portfolio Turnover Rate22% Total Advisory Fees Paid$12,800,158
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	19.2%
Software	14.0%
Interactive Media & Services	12.3%
Financial Services	6.2%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.4%
Automobiles	3.2%
Hotels, Restaurants & Leisure	2.6%
Consumer Staples Distribution & Retail	2.6%
Entertainment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	13.7%
Microsoft Corp.	6.8%
Meta Platforms, Inc., Class A	5.7%
Apple, Inc.	5.0%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.7%
Tesla, Inc.	3.2%
Alphabet, Inc., Class C	3.0%
Eli Lilly & Co.	2.2%

Material Fund Change [Text Block]
C000160602
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 High Dividend ETF
Trading Symbol	SPYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 500 High Dividend ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 High Dividend ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I), but the focus was not just on companies that might capitalize on the megatrend. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA Corp. was the largest company in the world with a market cap of nearly $4.0 trillion.

The performances of companies with high dividend yields are highly correlated with value stocks. Unfortunately, the underperformance of value stocks during the reporting period caused the Fund to underperform the S&P 500 Index's 15.16% return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPYD	S&P 500 Index	S&P 500 High Dividend Index
10/22/15	$10,000	$10,000	$10,000
10/31/15	$10,007	$10,302	$10,007
11/30/15	$9,912	$10,332	$9,913
12/31/15	$9,840	$10,169	$9,843
01/31/16	$9,732	$9,665	$9,736
02/29/16	$10,036	$9,652	$10,031
03/31/16	$10,948	$10,307	$10,958
04/30/16	$11,092	$10,347	$11,103
05/31/16	$11,096	$10,532	$11,108
06/30/16	$11,520	$10,560	$11,534
07/31/16	$11,877	$10,949	$11,893
08/31/16	$11,829	$10,964	$11,847
09/30/16	$11,902	$10,966	$11,922
10/31/16	$11,613	$10,766	$11,632
11/30/16	$12,184	$11,165	$12,207
12/31/16	$12,276	$11,386	$12,302
01/31/17	$12,363	$11,602	$12,389
02/28/17	$12,708	$12,062	$12,738
03/31/17	$12,541	$12,076	$12,569
04/30/17	$12,481	$12,200	$12,510
05/31/17	$12,497	$12,372	$12,526
06/30/17	$12,666	$12,449	$12,698
07/31/17	$12,804	$12,705	$12,839
08/31/17	$12,640	$12,744	$12,676
09/30/17	$13,048	$13,007	$13,088
10/31/17	$13,116	$13,311	$13,157
11/30/17	$13,702	$13,719	$13,748
12/31/17	$13,823	$13,871	$13,871
01/31/18	$14,072	$14,666	$14,123
02/28/18	$13,311	$14,125	$13,360
03/31/18	$13,344	$13,766	$13,392
04/30/18	$13,513	$13,819	$13,562
05/31/18	$13,709	$14,152	$13,760
06/30/18	$14,054	$14,239	$14,109
07/31/18	$14,265	$14,769	$14,322
08/31/18	$14,414	$15,250	$14,473
09/30/18	$14,314	$15,337	$14,369
10/31/18	$13,904	$14,289	$13,957
11/30/18	$14,388	$14,580	$14,446
12/31/18	$13,163	$13,263	$13,212
01/31/19	$14,244	$14,326	$14,299
02/28/19	$14,590	$14,786	$14,649
03/31/19	$14,767	$15,073	$14,828
04/30/19	$15,051	$15,684	$15,115
05/31/19	$13,982	$14,687	$14,038
06/30/19	$15,011	$15,722	$15,070
07/31/19	$14,985	$15,948	$15,046
08/31/19	$14,239	$15,696	$14,297
09/30/19	$15,170	$15,989	$15,237
10/31/19	$15,288	$16,336	$15,356
11/30/19	$15,532	$16,928	$15,603
12/31/19	$15,974	$17,439	$16,051
01/31/20	$15,432	$17,433	$15,506
02/29/20	$13,825	$15,998	$13,886
03/31/20	$10,120	$14,022	$10,156
04/30/20	$11,453	$15,819	$11,498
05/31/20	$11,546	$16,573	$11,597
06/30/20	$11,626	$16,902	$11,670
07/31/20	$11,685	$17,855	$11,731
08/31/20	$11,875	$19,139	$11,925
09/30/20	$11,534	$18,411	$11,573
10/31/20	$11,606	$17,922	$11,646
11/30/20	$13,534	$19,884	$13,587
12/31/20	$14,134	$20,648	$14,191
01/31/21	$14,413	$20,440	$14,473
02/28/21	$15,784	$21,003	$15,854
03/31/21	$16,777	$21,923	$16,848
04/30/21	$17,520	$23,093	$17,597
05/31/21	$18,147	$23,254	$18,230
06/30/21	$17,654	$23,797	$17,732
07/31/21	$17,395	$24,363	$17,473
08/31/21	$17,793	$25,103	$17,876
09/30/21	$17,394	$23,936	$17,471
10/31/21	$17,923	$25,613	$18,006
11/30/21	$17,482	$25,435	$17,561
12/31/21	$18,762	$26,575	$18,853
01/31/22	$19,104	$25,200	$19,200
02/28/22	$19,066	$24,445	$19,164
03/31/22	$19,890	$25,353	$19,997
04/30/22	$19,332	$23,142	$19,436
05/31/22	$20,181	$23,185	$20,290
06/30/22	$18,249	$21,271	$18,349
07/31/22	$18,934	$23,232	$19,035
08/31/22	$18,397	$22,285	$18,498
09/30/22	$16,394	$20,232	$16,476
10/31/22	$18,058	$21,870	$18,154
11/30/22	$19,303	$23,093	$19,410
12/31/22	$18,541	$21,762	$18,644
01/31/23	$19,728	$23,130	$19,840
02/28/23	$18,766	$22,565	$18,871
03/31/23	$17,996	$23,394	$18,085
04/30/23	$18,080	$23,759	$18,169
05/31/23	$16,637	$23,862	$16,710
06/30/23	$17,799	$25,439	$17,871
07/31/23	$18,629	$26,256	$18,708
08/31/23	$17,864	$25,838	$17,939
09/30/23	$17,021	$24,606	$17,090
10/31/23	$16,303	$24,089	$16,368
11/30/23	$17,820	$26,289	$17,893
12/31/23	$19,291	$27,483	$19,371
01/31/24	$18,968	$27,945	$19,044
02/29/24	$19,143	$29,437	$19,216
03/31/24	$20,231	$30,384	$20,317
04/30/24	$19,539	$29,143	$19,623
05/31/24	$20,299	$30,588	$20,388
06/30/24	$20,222	$31,686	$20,305
07/31/24	$21,686	$32,071	$21,790
08/31/24	$22,667	$32,849	$22,783
09/30/24	$23,180	$33,551	$23,300
10/31/24	$22,949	$33,247	$23,068
11/30/24	$24,004	$35,198	$24,130
12/31/24	$22,223	$34,359	$22,336
01/31/25	$22,686	$35,316	$22,803
02/28/25	$23,200	$34,855	$23,326
03/31/25	$22,971	$32,891	$23,102
04/30/25	$21,750	$32,668	$21,868
05/31/25	$22,073	$34,724	$22,189
06/30/25	$22,308	$36,490	$22,420

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/15
SPYD	10.31%	13.92%	8.63%
S&P 500 Index	15.16%	16.64%	14.29%
S&P 500 High Dividend Index	10.42%	13.95%	8.69%

Performance Inception Date	Oct. 22, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,839,934,395
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,684,710
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$6,839,934,395 Number of Portfolio Holdings80 Portfolio Turnover Rate29% Total Advisory Fees Paid$4,684,710
Holdings [Text Block]

Top Ten Industries

Industry	%
Electric Utilities	12.6%
Banks	8.8%
Food Products	8.4%
Oil, Gas & Consumable Fuels	7.3%
Residential REITs	6.7%
Retail REITs	6.4%
Specialized REITs	5.6%
Multi-Utilities	4.3%
Capital Markets	3.9%
Tobacco	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Philip Morris International, Inc.	1.9%
Hasbro, Inc.	1.7%
AT&T, Inc.	1.7%
CVS Health Corp.	1.7%
Franklin Resources, Inc.	1.6%
Crown Castle, Inc.	1.5%
Eversource Energy	1.5%
Altria Group, Inc.	1.5%
Consolidated Edison, Inc.	1.5%
Exelon Corp.	1.5%

Material Fund Change [Text Block]
C000019038
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio S&P 500 Value ETF
Trading Symbol	SPYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio S&P 500 Value ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio S&P 500 Value ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA Corp., but also on those who might be left behind by it, such as Apple Inc., and Alphabet Inc.. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA Corp. was the largest company in the world with a market cap of nearly $4.0 trillion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPYV	S&P 500 Index	S&P 500 Value Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,040	$10,210	$10,038
08/31/15	$9,441	$9,594	$9,438
09/30/15	$9,180	$9,356	$9,175
10/31/15	$9,848	$10,145	$9,847
11/30/15	$9,898	$10,176	$9,897
12/31/15	$9,730	$10,015	$9,730
01/31/16	$9,256	$9,518	$9,255
02/29/16	$9,305	$9,505	$9,307
03/31/16	$9,939	$10,150	$9,944
04/30/16	$10,146	$10,189	$10,154
05/31/16	$10,237	$10,372	$10,247
06/30/16	$10,329	$10,399	$10,338
07/31/16	$10,608	$10,783	$10,619
08/31/16	$10,669	$10,798	$10,681
09/30/16	$10,629	$10,800	$10,641
10/31/16	$10,469	$10,603	$10,480
11/30/16	$11,125	$10,996	$11,140
12/31/16	$11,404	$11,213	$11,423
01/31/17	$11,478	$11,426	$11,499
02/28/17	$11,918	$11,879	$11,942
03/31/17	$11,776	$11,893	$11,800
04/30/17	$11,767	$12,015	$11,792
05/31/17	$11,729	$12,184	$11,754
06/30/17	$11,950	$12,260	$11,977
07/31/17	$12,112	$12,512	$12,141
08/31/17	$11,970	$12,551	$12,000
09/30/17	$12,359	$12,810	$12,394
10/31/17	$12,501	$13,109	$12,536
11/30/17	$12,923	$13,511	$12,961
12/31/17	$13,136	$13,661	$13,178
01/31/18	$13,679	$14,443	$13,725
02/28/18	$12,931	$13,911	$12,972
03/31/18	$12,669	$13,557	$12,707
04/30/18	$12,732	$13,609	$12,771
05/31/18	$12,765	$13,937	$12,804
06/30/18	$12,846	$14,023	$12,885
07/31/18	$13,364	$14,544	$13,407
08/31/18	$13,545	$15,018	$13,589
09/30/18	$13,596	$15,104	$13,641
10/31/18	$12,873	$14,072	$12,914
11/30/18	$13,211	$14,358	$13,254
12/31/18	$11,961	$13,062	$11,998
01/31/19	$12,983	$14,109	$13,027
02/28/19	$13,273	$14,562	$13,320
03/31/19	$13,413	$14,845	$13,461
04/30/19	$13,965	$15,446	$14,017
05/31/19	$12,910	$14,464	$12,955
06/30/19	$13,950	$15,483	$14,002
07/31/19	$14,195	$15,706	$14,249
08/31/19	$13,828	$15,457	$13,880
09/30/19	$14,343	$15,746	$14,399
10/31/19	$14,722	$16,087	$14,781
11/30/19	$15,288	$16,671	$15,351
12/31/19	$15,762	$17,175	$15,829
01/31/20	$15,346	$17,168	$15,411
02/29/20	$13,892	$15,755	$13,946
03/31/20	$11,772	$13,809	$11,818
04/30/20	$13,029	$15,579	$13,084
05/31/20	$13,442	$16,321	$13,501
06/30/20	$13,316	$16,645	$13,372
07/31/20	$13,802	$17,584	$13,861
08/31/20	$14,295	$18,848	$14,358
09/30/20	$13,956	$18,132	$14,013
10/31/20	$13,678	$17,650	$13,733
11/30/20	$15,435	$19,582	$15,502
12/31/20	$15,972	$20,334	$16,044
01/31/21	$15,719	$20,129	$15,791
02/28/21	$16,650	$20,684	$16,725
03/31/21	$17,689	$21,590	$17,772
04/30/21	$18,348	$22,742	$18,435
05/31/21	$18,789	$22,901	$18,880
06/30/21	$18,567	$23,436	$18,659
07/31/21	$18,713	$23,993	$18,807
08/31/21	$19,034	$24,722	$19,130
09/30/21	$18,408	$23,572	$18,501
10/31/21	$19,251	$25,224	$19,351
11/30/21	$18,626	$25,049	$18,720
12/31/21	$19,931	$26,172	$20,039
01/31/22	$19,607	$24,817	$19,714
02/28/22	$19,325	$24,074	$19,431
03/31/22	$19,895	$24,968	$20,007
04/30/22	$18,929	$22,791	$19,034
05/31/22	$19,237	$22,833	$19,346
06/30/22	$17,654	$20,948	$17,753
07/31/22	$18,695	$22,879	$18,802
08/31/22	$18,165	$21,946	$18,267
09/30/22	$16,632	$19,925	$16,720
10/31/22	$18,541	$21,538	$18,643
11/30/22	$19,654	$22,742	$19,766
12/31/22	$18,887	$21,432	$18,993
01/31/23	$20,205	$22,778	$20,322
02/28/23	$19,605	$22,223	$19,717
03/31/23	$19,861	$23,038	$19,975
04/30/23	$20,200	$23,398	$20,317
05/31/23	$19,815	$23,500	$19,930
06/30/23	$21,175	$25,053	$21,301
07/31/23	$21,895	$25,857	$22,027
08/31/23	$21,299	$25,446	$21,424
09/30/23	$20,313	$24,232	$20,429
10/31/23	$19,963	$23,723	$20,077
11/30/23	$21,869	$25,889	$21,998
12/31/23	$23,074	$27,066	$23,215
01/31/24	$23,142	$27,520	$23,284
02/29/24	$23,845	$28,990	$23,993
03/31/24	$24,924	$29,923	$25,085
04/30/24	$23,853	$28,700	$24,006
05/31/24	$24,561	$30,124	$24,720
06/30/24	$24,400	$31,204	$24,559
07/31/24	$25,556	$31,584	$25,724
08/31/24	$26,310	$32,350	$26,486
09/30/24	$26,603	$33,041	$26,782
10/31/24	$26,266	$32,742	$26,441
11/30/24	$27,780	$34,664	$27,968
12/31/24	$25,893	$33,837	$26,067
01/31/25	$26,641	$34,780	$26,822
02/28/25	$26,753	$34,326	$26,936
03/31/25	$25,963	$32,392	$26,140
04/30/25	$25,037	$32,172	$25,206
05/31/25	$25,790	$34,197	$25,966
06/30/25	$26,737	$35,936	$26,923

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPYV	9.58%	14.96%	10.33%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 500 Value Index	9.63%	15.02%	10.41%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 26,579,070,480
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 9,859,223
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$26,579,070,480 Number of Portfolio Holdings402 Portfolio Turnover Rate30% Total Advisory Fees Paid$9,859,223
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	8.5%
Technology Hardware, Storage & Peripherals	7.3%
Banks	5.8%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Capital Markets	5.3%
Health Care Providers & Services	3.6%
Broadline Retail	3.6%
Pharmaceuticals	3.6%
Health Care Equipment & Supplies	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Microsoft Corp.	7.3%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc., Class B	1.9%
Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
JPMorgan Chase & Co.	1.4%
Bank of America Corp.	1.3%
UnitedHealth Group, Inc.	1.2%

Material Fund Change [Text Block]
C000162942
Shareholder Report [Line Items]
Fund Name	SPDR Russell 1000 Low Volatility Focus ETF
Trading Symbol	ONEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Russell 1000 Low Volatility Focus ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Low Volatility Focus ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

The sectors with the largest contribution to total return during the reporting period were Financials, followed by Industrials and Information Technology. On the other hand, Energy was the sector that detracted the most from total return, followed by Materials and Real Estate.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Lumen Technologies, followed by Palantir Technologies and Axon Enterprises. The top negative contributors to the Fund’s performance were Fortrea Holdings, followed by Acadia Healthcare and Vestis Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ONEV	S&P 500 Index	Russell 1000 Low Volatility Focused Factor Index
12/03/15	$10,000	$10,000	$10,000
12/31/15	$9,848	$9,843	$9,848
01/31/16	$9,547	$9,355	$9,549
02/29/16	$9,743	$9,342	$9,748
03/31/16	$10,429	$9,976	$10,437
04/30/16	$10,397	$10,015	$10,408
05/31/16	$10,581	$10,195	$10,594
06/30/16	$10,760	$10,221	$10,773
07/31/16	$11,127	$10,598	$11,143
08/31/16	$11,106	$10,613	$11,124
09/30/16	$11,012	$10,615	$11,032
10/31/16	$10,743	$10,421	$10,765
11/30/16	$11,287	$10,807	$11,312
12/31/16	$11,419	$11,021	$11,446
01/31/17	$11,621	$11,230	$11,650
02/28/17	$12,056	$11,676	$12,089
03/31/17	$12,053	$11,689	$12,087
04/30/17	$12,140	$11,809	$12,176
05/31/17	$12,201	$11,975	$12,239
06/30/17	$12,295	$12,050	$12,337
07/31/17	$12,413	$12,298	$12,457
08/31/17	$12,308	$12,336	$12,354
09/30/17	$12,596	$12,590	$12,646
10/31/17	$12,801	$12,884	$12,853
11/30/17	$13,392	$13,279	$13,451
12/31/17	$13,462	$13,427	$13,532
01/31/18	$13,956	$14,195	$14,032
02/28/18	$13,357	$13,672	$13,432
03/31/18	$13,320	$13,325	$13,397
04/30/18	$13,272	$13,376	$13,351
05/31/18	$13,473	$13,698	$13,554
06/30/18	$13,651	$13,782	$13,736
07/31/18	$14,108	$14,295	$14,199
08/31/18	$14,440	$14,761	$14,536
09/30/18	$14,414	$14,845	$14,511
10/31/18	$13,579	$13,830	$13,671
11/30/18	$14,021	$14,112	$14,120
12/31/18	$12,788	$12,838	$12,877
01/31/19	$13,868	$13,867	$13,968
02/28/19	$14,382	$14,312	$14,489
03/31/19	$14,504	$14,590	$14,615
04/30/19	$15,054	$15,181	$15,173
05/31/19	$14,346	$14,216	$14,459
06/30/19	$15,321	$15,218	$15,448
07/31/19	$15,479	$15,437	$15,611
08/31/19	$15,145	$15,192	$15,276
09/30/19	$15,657	$15,477	$15,797
10/31/19	$15,849	$15,812	$15,992
11/30/19	$16,376	$16,386	$16,527
12/31/19	$16,703	$16,880	$16,861
01/31/20	$16,407	$16,874	$16,565
02/29/20	$14,824	$15,485	$14,967
03/31/20	$12,101	$13,572	$12,225
04/30/20	$13,502	$15,312	$13,643
05/31/20	$14,291	$16,041	$14,442
06/30/20	$14,387	$16,360	$14,542
07/31/20	$15,161	$17,283	$15,328
08/31/20	$15,641	$18,525	$15,815
09/30/20	$15,275	$17,821	$15,444
10/31/20	$15,365	$17,347	$15,538
11/30/20	$17,062	$19,246	$17,254
12/31/20	$17,771	$19,986	$17,975
01/31/21	$17,586	$19,784	$17,791
02/28/21	$18,425	$20,330	$18,643
03/31/21	$19,691	$21,220	$19,929
04/30/21	$20,590	$22,353	$20,843
05/31/21	$20,874	$22,509	$21,134
06/30/21	$20,717	$23,034	$20,979
07/31/21	$21,194	$23,581	$21,466
08/31/21	$21,688	$24,298	$21,969
09/30/21	$20,651	$23,168	$20,920
10/31/21	$21,735	$24,792	$22,021
11/30/21	$21,331	$24,620	$21,613
12/31/21	$22,934	$25,723	$23,246
01/31/22	$21,628	$24,392	$21,925
02/28/22	$21,337	$23,662	$21,634
03/31/22	$22,112	$24,540	$22,424
04/30/22	$21,009	$22,400	$21,309
05/31/22	$21,274	$22,441	$21,581
06/30/22	$19,846	$20,589	$20,141
07/31/22	$21,353	$22,487	$21,674
08/31/22	$20,524	$21,570	$20,836
09/30/22	$18,710	$19,584	$18,994
10/31/22	$20,501	$21,169	$20,815
11/30/22	$21,988	$22,352	$22,331
12/31/22	$21,073	$21,064	$21,404
01/31/23	$22,327	$22,388	$22,683
02/28/23	$21,740	$21,842	$22,089
03/31/23	$21,709	$22,644	$22,060
04/30/23	$21,764	$22,997	$22,119
05/31/23	$20,773	$23,097	$21,113
06/30/23	$22,399	$24,623	$22,771
07/31/23	$23,096	$25,414	$23,482
08/31/23	$22,522	$25,010	$22,901
09/30/23	$21,751	$23,817	$22,117
10/31/23	$21,017	$23,316	$21,373
11/30/23	$22,604	$25,446	$22,990
12/31/23	$23,876	$26,602	$24,291
01/31/24	$23,746	$27,049	$24,160
02/29/24	$24,764	$28,493	$25,198
03/31/24	$25,983	$29,410	$26,446
04/30/24	$24,523	$28,209	$24,962
05/31/24	$25,167	$29,607	$25,622
06/30/24	$24,878	$30,670	$25,329
07/31/24	$26,376	$31,043	$26,861
08/31/24	$26,982	$31,796	$27,482
09/30/24	$27,418	$32,475	$27,930
10/31/24	$26,929	$32,181	$27,436
11/30/24	$28,593	$34,070	$29,136
12/31/24	$26,698	$33,257	$27,207
01/31/25	$27,527	$34,184	$28,057
02/28/25	$27,470	$33,738	$28,003
03/31/25	$27,054	$31,837	$27,585
04/30/25	$26,504	$31,621	$27,028
05/31/25	$27,213	$33,611	$27,755
06/30/25	$27,689	$35,320	$28,246

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/03/15
ONEV	11.30%	13.99%	11.22%
S&P 500 Index	15.16%	16.64%	14.09%
Russell 1000 Low Volatility Focused Factor Index	11.52%	14.20%	11.45%

Performance Inception Date	Dec. 03, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 587,508,893
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 1,263,714
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$587,508,893 Number of Portfolio Holdings453 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,263,714
Holdings [Text Block]

Top Ten Industries

Industry	%
Insurance	8.1%
Health Care Providers & Services	8.0%
Machinery	5.3%
Electric Utilities	4.3%
Professional Services	4.1%
Food Products	4.0%
Capital Markets	3.5%
Household Durables	2.9%
IT Services	2.7%
Consumer Staples Distribution & Retail	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Cardinal Health, Inc.	1.4%
Cognizant Technology Solutions Corp., Class A	1.0%
Cencora, Inc.	1.0%
Cigna Group	1.0%
Arch Capital Group Ltd.	1.0%
Humana, Inc.	0.9%
McKesson Corp.	0.8%
T. Rowe Price Group, Inc.	0.8%
NVR, Inc.	0.7%
Leidos Holdings, Inc.	0.7%

Material Fund Change [Text Block]
C000162941
Shareholder Report [Line Items]
Fund Name	SPDR Russell 1000 Momentum Focus ETF
Trading Symbol	ONEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Russell 1000 Momentum Focus ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Momentum Focus ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

The sectors with the largest contribution to total return during the reporting period were Financials, followed by Industrials and Information Technology. On the other hand, Energy was the sector that detracted the most from total return, followed by Materials and Real Estate.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Lumen Technologies, followed by Palantir Technologies and Axon Enterprises. The top negative contributors to the Fund’s performance were Fortrea Holdings, followed by Acadia Healthcare and Vestis Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ONEO	S&P 500 Index	Russell 1000 Momentum Focused Factor Index
12/03/15	$10,000	$10,000	$10,000
12/31/15	$9,809	$9,843	$9,809
01/31/16	$9,292	$9,355	$9,294
02/29/16	$9,442	$9,342	$9,446
03/31/16	$10,116	$9,976	$10,125
04/30/16	$10,129	$10,015	$10,140
05/31/16	$10,270	$10,195	$10,282
06/30/16	$10,310	$10,221	$10,321
07/31/16	$10,681	$10,598	$10,695
08/31/16	$10,624	$10,613	$10,640
09/30/16	$10,585	$10,615	$10,601
10/31/16	$10,381	$10,421	$10,398
11/30/16	$10,896	$10,807	$10,917
12/31/16	$11,033	$11,021	$11,057
01/31/17	$11,271	$11,230	$11,299
02/28/17	$11,624	$11,676	$11,655
03/31/17	$11,632	$11,689	$11,665
04/30/17	$11,756	$11,809	$11,791
05/31/17	$11,796	$11,975	$11,834
06/30/17	$11,821	$12,050	$11,862
07/31/17	$12,048	$12,298	$12,090
08/31/17	$12,043	$12,336	$12,088
09/30/17	$12,431	$12,590	$12,480
10/31/17	$12,708	$12,884	$12,760
11/30/17	$13,227	$13,279	$13,284
12/31/17	$13,318	$13,427	$13,387
01/31/18	$13,895	$14,195	$13,969
02/28/18	$13,357	$13,672	$13,430
03/31/18	$13,298	$13,325	$13,376
04/30/18	$13,170	$13,376	$13,247
05/31/18	$13,467	$13,698	$13,545
06/30/18	$13,473	$13,782	$13,558
07/31/18	$13,858	$14,295	$13,948
08/31/18	$14,221	$14,761	$14,316
09/30/18	$14,096	$14,845	$14,192
10/31/18	$12,885	$13,830	$12,975
11/30/18	$13,048	$14,112	$13,142
12/31/18	$11,722	$12,838	$11,801
01/31/19	$12,788	$13,867	$12,878
02/28/19	$13,247	$14,312	$13,342
03/31/19	$13,320	$14,590	$13,418
04/30/19	$13,753	$15,181	$13,858
05/31/19	$12,797	$14,216	$12,895
06/30/19	$13,713	$15,218	$13,822
07/31/19	$13,886	$15,437	$14,001
08/31/19	$13,556	$15,192	$13,670
09/30/19	$13,869	$15,477	$13,989
10/31/19	$14,051	$15,812	$14,173
11/30/19	$14,518	$16,386	$14,647
12/31/19	$14,819	$16,880	$14,955
01/31/20	$14,480	$16,874	$14,616
02/29/20	$13,135	$15,485	$13,258
03/31/20	$10,502	$13,572	$10,604
04/30/20	$12,027	$15,312	$12,147
05/31/20	$12,885	$16,041	$13,016
06/30/20	$13,083	$16,360	$13,219
07/31/20	$13,835	$17,283	$13,982
08/31/20	$14,322	$18,525	$14,475
09/30/20	$14,016	$17,821	$14,166
10/31/20	$13,986	$17,347	$14,139
11/30/20	$15,673	$19,246	$15,846
12/31/20	$16,381	$19,986	$16,566
01/31/21	$16,352	$19,784	$16,538
02/28/21	$17,105	$20,330	$17,300
03/31/21	$18,051	$21,220	$18,258
04/30/21	$18,882	$22,353	$19,102
05/31/21	$19,121	$22,509	$19,346
06/30/21	$19,151	$23,034	$19,382
07/31/21	$19,365	$23,581	$19,600
08/31/21	$19,931	$24,298	$20,177
09/30/21	$19,060	$23,168	$19,299
10/31/21	$20,146	$24,792	$20,400
11/30/21	$19,736	$24,620	$19,986
12/31/21	$20,728	$25,723	$20,997
01/31/22	$19,410	$24,392	$19,665
02/28/22	$19,237	$23,662	$19,493
03/31/22	$19,583	$24,540	$19,846
04/30/22	$18,326	$22,400	$18,575
05/31/22	$18,619	$22,441	$18,878
06/30/22	$16,878	$20,589	$17,119
07/31/22	$18,356	$22,487	$18,621
08/31/22	$17,894	$21,570	$18,156
09/30/22	$16,254	$19,584	$16,491
10/31/22	$18,070	$21,169	$18,335
11/30/22	$19,259	$22,352	$19,546
12/31/22	$18,250	$21,064	$18,523
01/31/23	$19,538	$22,388	$19,833
02/28/23	$18,995	$21,842	$19,285
03/31/23	$18,810	$22,644	$19,099
04/30/23	$18,738	$22,997	$19,026
05/31/23	$17,996	$23,097	$18,269
06/30/23	$19,646	$24,623	$19,949
07/31/23	$20,260	$25,414	$20,576
08/31/23	$19,785	$25,010	$20,095
09/30/23	$18,924	$23,817	$19,219
10/31/23	$18,108	$23,316	$18,392
11/30/23	$19,719	$25,446	$20,030
12/31/23	$21,105	$26,602	$21,444
01/31/24	$21,068	$27,049	$21,401
02/29/24	$22,302	$28,493	$22,658
03/31/24	$23,358	$29,410	$23,736
04/30/24	$21,959	$28,209	$22,316
05/31/24	$22,558	$29,607	$22,928
06/30/24	$22,431	$30,670	$22,799
07/31/24	$23,399	$31,043	$23,788
08/31/24	$23,749	$31,796	$24,147
09/30/24	$24,231	$32,475	$24,643
10/31/24	$24,017	$32,181	$24,426
11/30/24	$26,107	$34,070	$26,560
12/31/24	$24,278	$33,257	$24,700
01/31/25	$25,260	$34,184	$25,706
02/28/25	$24,658	$33,738	$25,098
03/31/25	$23,648	$31,837	$24,069
04/30/25	$23,384	$31,621	$23,801
05/31/25	$24,593	$33,611	$25,035
06/30/25	$25,428	$35,320	$25,891

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/03/15
ONEO	13.36%	14.21%	10.23%
S&P 500 Index	15.16%	16.64%	14.09%
Russell 1000 Momentum Focused Factor Index	13.56%	14.39%	10.45%

Performance Inception Date	Dec. 03, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 92,568,422
Holdings Count | Holding	933
Advisory Fees Paid, Amount	$ 205,277
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$92,568,422 Number of Portfolio Holdings933 Portfolio Turnover Rate42% Total Advisory Fees Paid$205,277
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	6.3%
Insurance	5.0%
Health Care Providers & Services	5.0%
Hotels, Restaurants & Leisure	4.3%
Capital Markets	4.2%
Machinery	4.1%
IT Services	3.7%
Professional Services	3.4%
Electric Utilities	3.2%
Electronic Equipment, Instruments & Components	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Cardinal Health, Inc.	1.1%
Jabil, Inc.	0.8%
Synchrony Financial	0.8%
Flex Ltd.	0.7%
United Airlines Holdings, Inc.	0.7%
Cencora, Inc.	0.6%
Cognizant Technology Solutions Corp., Class A	0.6%
F5, Inc.	0.6%
Zoom Communications, Inc., Class A	0.6%
McKesson Corp.	0.6%

Material Fund Change [Text Block]
C000162940
Shareholder Report [Line Items]
Fund Name	SPDR Russell 1000 Yield Focus ETF
Trading Symbol	ONEY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Russell 1000 Yield Focus ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Russell 1000 Yield Focus ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

The Fund's strategy focuses primarily on exposure to yield, which is highly correlated with the value factor, with secondary emphasis on quality, value and size factors through more gentle tilts. Unfortunately, the value and size factors underperformed during the reporting period, with more mixed performance from quality names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ONEY	S&P 500 Index	Russell 1000 Yield Focused Factor Index
12/03/15	$10,000	$10,000	$10,000
12/31/15	$9,725	$9,843	$9,725
01/31/16	$9,408	$9,355	$9,410
02/29/16	$9,692	$9,342	$9,697
03/31/16	$10,530	$9,976	$10,539
04/30/16	$10,602	$10,015	$10,614
05/31/16	$10,590	$10,195	$10,601
06/30/16	$10,793	$10,221	$10,802
07/31/16	$11,299	$10,598	$11,311
08/31/16	$11,294	$10,613	$11,307
09/30/16	$11,315	$10,615	$11,329
10/31/16	$11,103	$10,421	$11,119
11/30/16	$11,874	$10,807	$11,895
12/31/16	$11,973	$11,021	$11,996
01/31/17	$12,217	$11,230	$12,243
02/28/17	$12,517	$11,676	$12,546
03/31/17	$12,514	$11,689	$12,544
04/30/17	$12,532	$11,809	$12,563
05/31/17	$12,399	$11,975	$12,432
06/30/17	$12,585	$12,050	$12,622
07/31/17	$12,717	$12,298	$12,756
08/31/17	$12,436	$12,336	$12,476
09/30/17	$12,884	$12,590	$12,930
10/31/17	$13,002	$12,884	$13,051
11/30/17	$13,582	$13,279	$13,636
12/31/17	$13,792	$13,427	$13,872
01/31/18	$14,178	$14,195	$14,264
02/28/18	$13,566	$13,672	$13,651
03/31/18	$13,501	$13,325	$13,587
04/30/18	$13,602	$13,376	$13,691
05/31/18	$13,929	$13,698	$14,022
06/30/18	$14,128	$13,782	$14,224
07/31/18	$14,508	$14,295	$14,610
08/31/18	$14,726	$14,761	$14,833
09/30/18	$14,628	$14,845	$14,735
10/31/18	$13,718	$13,830	$13,819
11/30/18	$14,065	$14,112	$14,171
12/31/18	$12,692	$12,838	$12,788
01/31/19	$13,908	$13,867	$14,018
02/28/19	$14,185	$14,312	$14,299
03/31/19	$14,271	$14,590	$14,390
04/30/19	$14,717	$15,181	$14,843
05/31/19	$13,707	$14,216	$13,824
06/30/19	$14,663	$15,218	$14,792
07/31/19	$14,790	$15,437	$14,925
08/31/19	$13,908	$15,192	$14,035
09/30/19	$14,793	$15,477	$14,934
10/31/19	$15,078	$15,812	$15,223
11/30/19	$15,563	$16,386	$15,717
12/31/19	$16,110	$16,880	$16,274
01/31/20	$15,319	$16,874	$15,476
02/29/20	$13,709	$15,485	$13,845
03/31/20	$10,276	$13,572	$10,384
04/30/20	$11,712	$15,312	$11,841
05/31/20	$12,265	$16,041	$12,405
06/30/20	$12,648	$16,360	$12,798
07/31/20	$12,892	$17,283	$13,045
08/31/20	$13,522	$18,525	$13,686
09/30/20	$13,127	$17,821	$13,281
10/31/20	$13,259	$17,347	$13,419
11/30/20	$15,709	$19,246	$15,900
12/31/20	$16,443	$19,986	$16,647
01/31/21	$16,634	$19,784	$16,841
02/28/21	$18,596	$20,330	$18,838
03/31/21	$19,757	$21,220	$20,019
04/30/21	$20,585	$22,353	$20,860
05/31/21	$21,371	$22,509	$21,663
06/30/21	$21,034	$23,034	$21,327
07/31/21	$21,084	$23,581	$21,380
08/31/21	$21,608	$24,298	$21,915
09/30/21	$20,786	$23,168	$21,086
10/31/21	$21,564	$24,792	$21,876
11/30/21	$21,047	$24,620	$21,355
12/31/21	$22,523	$25,723	$22,862
01/31/22	$22,183	$24,392	$22,521
02/28/22	$22,060	$23,662	$22,402
03/31/22	$22,923	$24,540	$23,287
04/30/22	$22,099	$22,400	$22,456
05/31/22	$22,571	$22,441	$22,942
06/30/22	$20,308	$20,589	$20,648
07/31/22	$21,860	$22,487	$22,229
08/31/22	$21,304	$21,570	$21,668
09/30/22	$19,147	$19,584	$19,469
10/31/22	$21,257	$21,169	$21,619
11/30/22	$22,777	$22,352	$23,172
12/31/22	$21,736	$21,064	$22,115
01/31/23	$23,327	$22,388	$23,739
02/28/23	$22,625	$21,842	$23,028
03/31/23	$22,056	$22,644	$22,442
04/30/23	$22,002	$22,997	$22,390
05/31/23	$20,687	$23,097	$21,048
06/30/23	$22,459	$24,623	$22,858
07/31/23	$23,709	$25,414	$24,137
08/31/23	$22,756	$25,010	$23,168
09/30/23	$21,751	$23,817	$22,143
10/31/23	$20,853	$23,316	$21,230
11/30/23	$22,482	$25,446	$22,893
12/31/23	$24,139	$26,602	$24,589
01/31/24	$23,619	$27,049	$24,057
02/29/24	$24,392	$28,493	$24,848
03/31/24	$26,230	$29,410	$26,736
04/30/24	$24,951	$28,209	$25,435
05/31/24	$25,785	$29,607	$26,290
06/30/24	$25,316	$30,670	$25,810
07/31/24	$26,682	$31,043	$27,214
08/31/24	$27,225	$31,796	$27,771
09/30/24	$27,554	$32,475	$28,111
10/31/24	$27,138	$32,181	$27,690
11/30/24	$28,825	$34,070	$29,419
12/31/24	$26,971	$33,257	$27,527
01/31/25	$27,660	$34,184	$28,235
02/28/25	$27,868	$33,738	$28,453
03/31/25	$27,229	$31,837	$27,806
04/30/25	$25,939	$31,621	$26,489
05/31/25	$26,763	$33,611	$27,333
06/30/25	$27,213	$35,320	$27,796

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/03/15
ONEY	7.49%	16.56%	11.01%
S&P 500 Index	15.16%	16.64%	14.09%
Russell 1000 Yield Focused Factor Index	7.70%	16.78%	11.27%

Performance Inception Date	Dec. 03, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 840,591,747
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 1,657,681
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$840,591,747 Number of Portfolio Holdings311 Portfolio Turnover Rate29% Total Advisory Fees Paid$1,657,681
Holdings [Text Block]

Top Ten Industries

Industry	%
Oil, Gas & Consumable Fuels	7.0%
Food Products	6.5%
Electric Utilities	5.8%
Chemicals	4.3%
Air Freight & Logistics	4.1%
Machinery	4.0%
Consumer Staples Distribution & Retail	4.0%
Insurance	3.4%
Specialized REITs	3.2%
Multi-Utilities	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
United Parcel Service, Inc., Class B	2.5%
EOG Resources, Inc.	1.7%
Target Corp.	1.6%
Altria Group, Inc.	1.5%
NIKE, Inc., Class B	1.3%
Ford Motor Co.	1.2%
Schlumberger NV	1.2%
VICI Properties, Inc.	1.1%
General Mills, Inc.	1.0%
Hewlett Packard Enterprise Co.	1.0%

Material Fund Change [Text Block]
C000104493
Shareholder Report [Line Items]
Fund Name	SPDR S&P 1500 Momentum Tilt ETF
Trading Symbol	MMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 1500 Momentum Tilt ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Momentum Tilt ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

The market's volatility over the reporting period was also reflected in the performance of momentum names, which outperformed the broader market in one quarter followed by underperformance in the next and vice-versa. By the end of the reporting period, the performance of momentum names had succumbed to the flip-flopping, with the Fund underperforming the S&P 1500 Composite Index's 14.48% return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	MMTM	S&P 500 Index	S&P 1500 Positive Momentum Tilt Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,297	$10,210	$10,300
08/31/15	$9,657	$9,594	$9,661
09/30/15	$9,431	$9,356	$9,433
10/31/15	$10,150	$10,145	$10,156
11/30/15	$10,219	$10,176	$10,227
12/31/15	$10,108	$10,015	$10,120
01/31/16	$9,645	$9,518	$9,657
02/29/16	$9,553	$9,505	$9,558
03/31/16	$10,158	$10,150	$10,164
04/30/16	$10,136	$10,189	$10,143
05/31/16	$10,350	$10,372	$10,359
06/30/16	$10,493	$10,399	$10,503
07/31/16	$10,802	$10,783	$10,812
08/31/16	$10,725	$10,798	$10,730
09/30/16	$10,729	$10,800	$10,737
10/31/16	$10,470	$10,603	$10,476
11/30/16	$10,774	$10,996	$10,782
12/31/16	$10,968	$11,213	$10,980
01/31/17	$11,214	$11,426	$11,226
02/28/17	$11,600	$11,879	$11,614
03/31/17	$11,588	$11,893	$11,602
04/30/17	$11,707	$12,015	$11,722
05/31/17	$11,922	$12,184	$11,940
06/30/17	$11,983	$12,260	$12,003
07/31/17	$12,272	$12,512	$12,294
08/31/17	$12,361	$12,551	$12,388
09/30/17	$12,644	$12,810	$12,671
10/31/17	$13,097	$13,109	$13,129
11/30/17	$13,482	$13,511	$13,517
12/31/17	$13,570	$13,661	$13,608
01/31/18	$14,489	$14,443	$14,530
02/28/18	$14,130	$13,911	$14,172
03/31/18	$13,750	$13,557	$13,793
04/30/18	$13,789	$13,609	$13,834
05/31/18	$14,265	$13,937	$14,313
06/30/18	$14,249	$14,023	$14,295
07/31/18	$14,706	$14,544	$14,757
08/31/18	$15,389	$15,018	$15,444
09/30/18	$15,442	$15,104	$15,500
10/31/18	$14,124	$14,072	$14,178
11/30/18	$14,343	$14,358	$14,399
12/31/18	$13,048	$13,062	$13,103
01/31/19	$14,086	$14,109	$14,143
02/28/19	$14,602	$14,562	$14,659
03/31/19	$14,925	$14,845	$14,994
04/30/19	$15,406	$15,446	$15,475
05/31/19	$14,612	$14,464	$14,679
06/30/19	$15,575	$15,483	$15,649
07/31/19	$15,763	$15,706	$15,839
08/31/19	$15,737	$15,457	$15,816
09/30/19	$15,858	$15,746	$15,939
10/31/19	$16,053	$16,087	$16,138
11/30/19	$16,495	$16,671	$16,583
12/31/19	$16,920	$17,175	$17,012
01/31/20	$17,044	$17,168	$17,141
02/29/20	$15,654	$15,755	$15,742
03/31/20	$13,780	$13,809	$13,866
04/30/20	$15,365	$15,579	$15,453
05/31/20	$16,149	$16,321	$16,246
06/30/20	$16,609	$16,645	$16,707
07/31/20	$17,753	$17,584	$17,868
08/31/20	$19,232	$18,848	$19,359
09/30/20	$18,385	$18,132	$18,509
10/31/20	$17,817	$17,650	$17,938
11/30/20	$19,413	$19,582	$19,544
12/31/20	$20,193	$20,334	$20,332
01/31/21	$19,912	$20,129	$20,046
02/28/21	$20,102	$20,684	$20,246
03/31/21	$20,716	$21,590	$20,865
04/30/21	$22,026	$22,742	$22,192
05/31/21	$22,219	$22,901	$22,393
06/30/21	$22,711	$23,436	$22,891
07/31/21	$23,148	$23,993	$23,328
08/31/21	$23,949	$24,722	$24,141
09/30/21	$22,917	$23,572	$23,106
10/31/21	$24,820	$25,224	$25,029
11/30/21	$24,578	$25,049	$24,785
12/31/21	$25,448	$26,172	$25,668
01/31/22	$24,083	$24,817	$24,293
02/28/22	$23,492	$24,074	$23,698
03/31/22	$24,378	$24,968	$24,599
04/30/22	$22,112	$22,791	$22,312
05/31/22	$22,102	$22,833	$22,306
06/30/22	$20,337	$20,948	$20,529
07/31/22	$22,015	$22,879	$22,225
08/31/22	$21,308	$21,946	$21,515
09/30/22	$19,621	$19,925	$19,807
10/31/22	$21,528	$21,538	$21,741
11/30/22	$22,495	$22,742	$22,723
12/31/22	$21,379	$21,432	$21,596
01/31/23	$22,033	$22,778	$22,255
02/28/23	$21,381	$22,223	$21,601
03/31/23	$21,697	$23,038	$21,932
04/30/23	$22,186	$23,398	$22,432
05/31/23	$22,351	$23,500	$22,604
06/30/23	$23,888	$25,053	$24,163
07/31/23	$24,653	$25,857	$24,935
08/31/23	$24,413	$25,446	$24,694
09/30/23	$23,165	$24,232	$23,430
10/31/23	$22,739	$23,723	$23,001
11/30/23	$25,014	$25,889	$25,309
12/31/23	$26,202	$27,066	$26,511
01/31/24	$26,954	$27,520	$27,277
02/29/24	$28,962	$28,990	$29,315
03/31/24	$29,818	$29,923	$30,187
04/30/24	$28,424	$28,700	$28,778
05/31/24	$30,140	$30,124	$30,517
06/30/24	$31,571	$31,204	$31,971
07/31/24	$31,398	$31,584	$31,797
08/31/24	$32,171	$32,350	$32,589
09/30/24	$32,828	$33,041	$33,259
10/31/24	$32,751	$32,742	$33,184
11/30/24	$34,786	$34,664	$35,255
12/31/24	$34,008	$33,837	$34,466
01/31/25	$34,980	$34,780	$35,456
02/28/25	$34,128	$34,326	$34,598
03/31/25	$31,567	$32,392	$32,001
04/30/25	$31,489	$32,172	$31,926
05/31/25	$33,486	$34,197	$33,952
06/30/25	$35,026	$35,936	$35,517

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
MMTM	10.95%	16.09%	13.35%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 1500 Positive Momentum Tilt Index	11.09%	16.28%	13.51%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 146,690,610
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 158,893
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$146,690,610 Number of Portfolio Holdings1,484 Portfolio Turnover Rate58% Total Advisory Fees Paid$158,893
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	12.2%
Technology Hardware, Storage & Peripherals	7.9%
Software	6.3%
Financial Services	5.9%
Interactive Media & Services	5.8%
Banks	4.5%
Capital Markets	4.2%
Insurance	3.0%
Consumer Staples Distribution & Retail	3.0%
Automobiles	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.5%
Apple, Inc.	7.8%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	3.1%
Tesla, Inc.	2.9%
Amazon.com, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Microsoft Corp.	2.3%
Netflix, Inc.	2.0%
JPMorgan Chase & Co.	1.9%

Material Fund Change [Text Block]
C000104492
Shareholder Report [Line Items]
Fund Name	SPDR S&P 1500 Value Tilt ETF
Trading Symbol	VLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 1500 Value Tilt ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 1500 Value Tilt ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

The performance of value stocks flip-flopped between outperformance and underperformance from quarter to quarter, ultimately ending the reporting period with slight underperformance relative to the overall market. The Fund's gentle tilt towards value stocks reflected this relative behavior, as it slightly underperformed compared to the cap weighted S&P 1500 Composite Index's one-year return of 14.48%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	VLU	S&P 500 Index	S&P 1500 Low Valuation Tilt Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,050	$10,210	$10,047
08/31/15	$9,457	$9,594	$9,454
09/30/15	$9,195	$9,356	$9,187
10/31/15	$9,887	$10,145	$9,884
11/30/15	$9,945	$10,176	$9,940
12/31/15	$9,700	$10,015	$9,700
01/31/16	$9,190	$9,518	$9,190
02/29/16	$9,194	$9,505	$9,194
03/31/16	$9,867	$10,150	$9,875
04/30/16	$10,002	$10,189	$10,014
05/31/16	$10,120	$10,372	$10,130
06/30/16	$10,087	$10,399	$10,090
07/31/16	$10,447	$10,783	$10,458
08/31/16	$10,556	$10,798	$10,564
09/30/16	$10,557	$10,800	$10,567
10/31/16	$10,411	$10,603	$10,419
11/30/16	$11,163	$10,996	$11,178
12/31/16	$11,425	$11,213	$11,443
01/31/17	$11,529	$11,426	$11,548
02/28/17	$11,921	$11,879	$11,940
03/31/17	$11,853	$11,893	$11,870
04/30/17	$11,866	$12,015	$11,882
05/31/17	$11,888	$12,184	$11,903
06/30/17	$12,055	$12,260	$12,073
07/31/17	$12,279	$12,512	$12,298
08/31/17	$12,173	$12,551	$12,189
09/30/17	$12,573	$12,810	$12,590
10/31/17	$12,799	$13,109	$12,813
11/30/17	$13,263	$13,511	$13,284
12/31/17	$13,455	$13,661	$13,484
01/31/18	$14,104	$14,443	$14,133
02/28/18	$13,455	$13,911	$13,480
03/31/18	$13,176	$13,557	$13,202
04/30/18	$13,294	$13,609	$13,327
05/31/18	$13,485	$13,937	$13,522
06/30/18	$13,548	$14,023	$13,586
07/31/18	$14,039	$14,544	$14,079
08/31/18	$14,403	$15,018	$14,446
09/30/18	$14,415	$15,104	$14,461
10/31/18	$13,560	$14,072	$13,606
11/30/18	$13,822	$14,358	$13,869
12/31/18	$12,411	$13,062	$12,457
01/31/19	$13,437	$14,109	$13,487
02/28/19	$13,772	$14,562	$13,825
03/31/19	$13,809	$14,845	$13,864
04/30/19	$14,302	$15,446	$14,358
05/31/19	$13,204	$14,464	$13,251
06/30/19	$14,216	$15,483	$14,271
07/31/19	$14,398	$15,706	$14,454
08/31/19	$13,929	$15,457	$13,981
09/30/19	$14,445	$15,746	$14,501
10/31/19	$14,728	$16,087	$14,785
11/30/19	$15,257	$16,671	$15,319
12/31/19	$15,683	$17,175	$15,751
01/31/20	$15,267	$17,168	$15,335
02/29/20	$13,791	$15,755	$13,847
03/31/20	$11,476	$13,809	$11,534
04/30/20	$13,038	$15,579	$13,125
05/31/20	$13,549	$16,321	$13,643
06/30/20	$13,692	$16,645	$13,798
07/31/20	$14,150	$17,584	$14,256
08/31/20	$14,919	$18,848	$15,036
09/30/20	$14,353	$18,132	$14,459
10/31/20	$14,198	$17,650	$14,304
11/30/20	$16,438	$19,582	$16,569
12/31/20	$17,189	$20,334	$17,333
01/31/21	$17,300	$20,129	$17,457
02/28/21	$18,688	$20,684	$18,855
03/31/21	$19,746	$21,590	$19,924
04/30/21	$20,557	$22,742	$20,747
05/31/21	$21,063	$22,901	$21,260
06/30/21	$20,951	$23,436	$21,149
07/31/21	$20,997	$23,993	$21,198
08/31/21	$21,514	$24,722	$21,721
09/30/21	$20,779	$23,572	$20,979
10/31/21	$21,834	$25,224	$22,049
11/30/21	$21,276	$25,049	$21,485
12/31/21	$22,509	$26,172	$22,737
01/31/22	$22,107	$24,817	$22,335
02/28/22	$21,838	$24,074	$22,064
03/31/22	$22,475	$24,968	$22,718
04/30/22	$21,135	$22,791	$21,362
05/31/22	$21,579	$22,833	$21,816
06/30/22	$19,569	$20,948	$19,786
07/31/22	$20,964	$22,879	$21,199
08/31/22	$20,366	$21,946	$20,596
09/30/22	$18,513	$19,925	$18,718
10/31/22	$20,552	$21,538	$20,782
11/30/22	$21,768	$22,742	$22,017
12/31/22	$20,671	$21,432	$20,906
01/31/23	$21,920	$22,778	$22,172
02/28/23	$21,248	$22,223	$21,488
03/31/23	$21,130	$23,038	$21,371
04/30/23	$21,371	$23,398	$21,618
05/31/23	$20,732	$23,500	$20,971
06/30/23	$22,169	$25,053	$22,428
07/31/23	$23,120	$25,857	$23,396
08/31/23	$22,531	$25,446	$22,795
09/30/23	$21,742	$24,232	$21,991
10/31/23	$21,133	$23,723	$21,375
11/30/23	$22,806	$25,889	$23,075
12/31/23	$24,159	$27,066	$24,451
01/31/24	$24,344	$27,520	$24,639
02/29/24	$25,308	$28,990	$25,619
03/31/24	$26,587	$29,923	$26,922
04/30/24	$25,348	$28,700	$25,667
05/31/24	$26,226	$30,124	$26,560
06/30/24	$26,280	$31,204	$26,619
07/31/24	$27,412	$31,584	$27,765
08/31/24	$27,868	$32,350	$28,235
09/30/24	$28,265	$33,041	$28,641
10/31/24	$28,043	$32,742	$28,419
11/30/24	$30,007	$34,664	$30,417
12/31/24	$28,395	$33,837	$28,782
01/31/25	$29,610	$34,780	$30,019
02/28/25	$29,550	$34,326	$29,962
03/31/25	$28,445	$32,392	$28,841
04/30/25	$27,589	$32,172	$27,977
05/31/25	$28,712	$34,197	$29,120
06/30/25	$29,935	$35,936	$30,367

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
VLU	13.91%	16.93%	11.59%
S&P 500 Index	15.16%	16.64%	13.65%
S&P 1500 Low Valuation Tilt Index	14.08%	17.09%	11.75%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 480,276,103
Holdings Count | Holding	1,505
Advisory Fees Paid, Amount	$ 488,369
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$480,276,103 Number of Portfolio Holdings1,505 Portfolio Turnover Rate17% Total Advisory Fees Paid$488,369
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	7.6%
Oil, Gas & Consumable Fuels	7.0%
Health Care Providers & Services	5.2%
Software	4.0%
Semiconductors & Semiconductor Equipment	4.0%
Insurance	3.9%
Consumer Staples Distribution & Retail	3.8%
Financial Services	3.6%
Broadline Retail	3.5%
Capital Markets	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	3.4%
Microsoft Corp.	2.1%
Berkshire Hathaway, Inc., Class B	2.1%
Exxon Mobil Corp.	1.7%
Verizon Communications, Inc.	1.6%
Walmart, Inc.	1.6%
Apple, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Bank of America Corp.	1.4%
Meta Platforms, Inc., Class A	1.4%

Material Fund Change [Text Block]
C000019040
Shareholder Report [Line Items]
Fund Name	SPDR S&P 400 Mid Cap Growth ETF
Trading Symbol	MDYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Growth ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Growth ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	MDYG	S&P 500 Index	S&P MidCap 400 Growth Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,234	$10,210	$10,235
08/31/15	$9,565	$9,594	$9,564
09/30/15	$9,306	$9,356	$9,305
10/31/15	$9,786	$10,145	$9,786
11/30/15	$9,908	$10,176	$9,910
12/31/15	$9,571	$10,015	$9,576
01/31/16	$9,013	$9,518	$9,018
02/29/16	$9,065	$9,505	$9,071
03/31/16	$9,686	$10,150	$9,695
04/30/16	$9,751	$10,189	$9,761
05/31/16	$10,072	$10,372	$10,082
06/30/16	$10,107	$10,399	$10,117
07/31/16	$10,562	$10,783	$10,574
08/31/16	$10,626	$10,798	$10,640
09/30/16	$10,480	$10,800	$10,494
10/31/16	$10,130	$10,603	$10,145
11/30/16	$10,715	$10,996	$10,733
12/31/16	$10,969	$11,213	$10,991
01/31/17	$11,183	$11,426	$11,205
02/28/17	$11,539	$11,879	$11,561
03/31/17	$11,526	$11,893	$11,550
04/30/17	$11,715	$12,015	$11,739
05/31/17	$11,766	$12,184	$11,793
06/30/17	$11,900	$12,260	$11,929
07/31/17	$11,993	$12,512	$12,025
08/31/17	$11,870	$12,551	$11,901
09/30/17	$12,274	$12,810	$12,309
10/31/17	$12,695	$13,109	$12,733
11/30/17	$13,157	$13,511	$13,198
12/31/17	$13,134	$13,661	$13,180
01/31/18	$13,705	$14,443	$13,753
02/28/18	$13,177	$13,911	$13,223
03/31/18	$13,309	$13,557	$13,358
04/30/18	$13,159	$13,609	$13,210
05/31/18	$13,689	$13,937	$13,742
06/30/18	$13,746	$14,023	$13,800
07/31/18	$13,933	$14,544	$13,991
08/31/18	$14,463	$15,018	$14,524
09/30/18	$14,285	$15,104	$14,346
10/31/18	$12,831	$14,072	$12,887
11/30/18	$13,261	$14,358	$13,320
12/31/18	$11,763	$13,062	$11,817
01/31/19	$12,854	$14,109	$12,917
02/28/19	$13,435	$14,562	$13,502
03/31/19	$13,515	$14,845	$13,584
04/30/19	$13,961	$15,446	$14,035
05/31/19	$13,075	$14,464	$13,143
06/30/19	$13,992	$15,483	$14,068
07/31/19	$14,166	$15,706	$14,244
08/31/19	$13,727	$15,457	$13,806
09/30/19	$13,903	$15,746	$13,983
10/31/19	$14,030	$16,087	$14,113
11/30/19	$14,471	$16,671	$14,559
12/31/19	$14,830	$17,175	$14,924
01/31/20	$14,649	$17,168	$14,744
02/29/20	$13,411	$15,755	$13,497
03/31/20	$11,158	$13,809	$11,234
04/30/20	$12,721	$15,579	$12,812
05/31/20	$13,853	$16,321	$13,955
06/30/20	$14,042	$16,645	$14,146
07/31/20	$14,894	$17,584	$15,011
08/31/20	$15,376	$18,848	$15,504
09/30/20	$15,011	$18,132	$15,136
10/31/20	$15,183	$17,650	$15,312
11/30/20	$17,073	$19,582	$17,221
12/31/20	$18,160	$20,334	$18,322
01/31/21	$18,493	$20,129	$18,661
02/28/21	$19,249	$20,684	$19,426
03/31/21	$19,707	$21,590	$19,890
04/30/21	$20,523	$22,742	$20,717
05/31/21	$20,161	$22,901	$20,354
06/30/21	$20,375	$23,436	$20,573
07/31/21	$20,567	$23,993	$20,769
08/31/21	$20,861	$24,722	$21,069
09/30/21	$19,969	$23,572	$20,170
10/31/21	$21,476	$25,224	$21,697
11/30/21	$20,708	$25,049	$20,924
12/31/21	$21,560	$26,172	$21,785
01/31/22	$19,319	$24,817	$19,523
02/28/22	$19,504	$24,074	$19,712
03/31/22	$19,606	$24,968	$19,815
04/30/22	$18,111	$22,791	$18,304
05/31/22	$17,971	$22,833	$18,168
06/30/22	$16,176	$20,948	$16,355
07/31/22	$18,228	$22,879	$18,431
08/31/22	$17,612	$21,946	$17,809
09/30/22	$16,057	$19,925	$16,234
10/31/22	$17,569	$21,538	$17,765
11/30/22	$18,575	$22,742	$18,786
12/31/22	$17,454	$21,432	$17,654
01/31/23	$18,694	$22,778	$18,912
02/28/23	$18,538	$22,223	$18,756
03/31/23	$18,326	$23,038	$18,544
04/30/23	$18,231	$23,398	$18,449
05/31/23	$17,722	$23,500	$17,936
06/30/23	$19,261	$25,053	$19,498
07/31/23	$19,990	$25,857	$20,238
08/31/23	$19,572	$25,446	$19,817
09/30/23	$18,633	$24,232	$18,866
10/31/23	$17,726	$23,723	$17,949
11/30/23	$19,070	$25,889	$19,313
12/31/23	$20,477	$27,066	$20,742
01/31/24	$20,398	$27,520	$20,667
02/29/24	$22,371	$28,990	$22,674
03/31/24	$23,656	$29,923	$23,978
04/30/24	$22,236	$28,700	$22,540
05/31/24	$23,151	$30,124	$23,468
06/30/24	$22,853	$31,204	$23,168
07/31/24	$23,815	$31,584	$24,146
08/31/24	$23,634	$32,350	$23,966
09/30/24	$23,902	$33,041	$24,241
10/31/24	$23,581	$32,742	$23,918
11/30/24	$25,645	$34,664	$26,015
12/31/24	$23,704	$33,837	$24,048
01/31/25	$24,591	$34,780	$24,951
02/28/25	$23,216	$34,326	$23,558
03/31/25	$21,717	$32,392	$22,038
04/30/25	$21,679	$32,172	$22,002
05/31/25	$23,019	$34,197	$23,366
06/30/25	$23,802	$35,936	$24,164

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
MDYG	4.15%	11.13%	9.06%
S&P 500 Index	15.16%	16.64%	13.65%
S&P MidCap 400 Growth Index	4.30%	11.30%	9.22%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,262,302,191
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 3,900,602
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,262,302,191 Number of Portfolio Holdings245 Portfolio Turnover Rate41% Total Advisory Fees Paid$3,900,602
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	5.9%
Capital Markets	5.6%
Hotels, Restaurants & Leisure	5.2%
Machinery	5.1%
Construction & Engineering	4.8%
Banks	4.1%
Aerospace & Defense	4.0%
Specialty Retail	4.0%
Biotechnology	3.4%
Health Care Providers & Services	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Interactive Brokers Group, Inc., Class A	1.6%
EMCOR Group, Inc.	1.6%
Guidewire Software, Inc.	1.3%
RB Global, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%
Curtiss-Wright Corp.	1.2%
Pure Storage, Inc., Class A	1.2%
Equitable Holdings, Inc.	1.1%
Okta, Inc.	1.1%
Dynatrace, Inc.	1.1%

Material Fund Change [Text Block]
C000019041
Shareholder Report [Line Items]
Fund Name	SPDR S&P 400 Mid Cap Value ETF
Trading Symbol	MDYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 400 Mid Cap Value ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 400 Mid Cap Value ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Midcap value stock performance was mixed during the reporting period, but generally positive. The second half of 2024 saw positive returns, boosted by the U.S. Federal Reserve's rate cuts. In early 2025, midcap value stocks struggled with the rest of the US Equity market due to global trade fears, however, rebounded shortly after as markets adjusted to new political policies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	MDYV	S&P 500 Index	S&P MidCap 400 Value Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,775	$10,210	$9,779
08/31/15	$9,338	$9,594	$9,340
09/30/15	$8,987	$9,356	$8,987
10/31/15	$9,537	$10,145	$9,540
11/30/15	$9,675	$10,176	$9,680
12/31/15	$9,175	$10,015	$9,186
01/31/16	$8,666	$9,518	$8,676
02/29/16	$8,861	$9,505	$8,871
03/31/16	$9,756	$10,150	$9,770
04/30/16	$9,923	$10,189	$9,938
05/31/16	$10,063	$10,372	$10,079
06/30/16	$10,113	$10,399	$10,128
07/31/16	$10,525	$10,783	$10,542
08/31/16	$10,565	$10,798	$10,584
09/30/16	$10,566	$10,800	$10,586
10/31/16	$10,343	$10,603	$10,365
11/30/16	$11,372	$10,996	$11,398
12/31/16	$11,592	$11,213	$11,622
01/31/17	$11,751	$11,426	$11,783
02/28/17	$11,983	$11,879	$12,017
03/31/17	$11,898	$11,893	$11,932
04/30/17	$11,894	$12,015	$11,928
05/31/17	$11,711	$12,184	$11,747
06/30/17	$11,964	$12,260	$11,999
07/31/17	$12,078	$12,512	$12,114
08/31/17	$11,827	$12,551	$11,863
09/30/17	$12,350	$12,810	$12,390
10/31/17	$12,472	$13,109	$12,514
11/30/17	$12,933	$13,511	$12,978
12/31/17	$13,001	$13,661	$13,054
01/31/18	$13,171	$14,443	$13,227
02/28/18	$12,505	$13,911	$12,557
03/31/18	$12,609	$13,557	$12,662
04/30/18	$12,690	$13,609	$12,745
05/31/18	$13,224	$13,937	$13,284
06/30/18	$13,278	$14,023	$13,339
07/31/18	$13,564	$14,544	$13,628
08/31/18	$13,908	$15,018	$13,976
09/30/18	$13,773	$15,104	$13,842
10/31/18	$12,550	$14,072	$12,614
11/30/18	$12,910	$14,358	$12,978
12/31/18	$11,445	$13,062	$11,504
01/31/19	$12,781	$14,109	$12,850
02/28/19	$13,283	$14,562	$13,356
03/31/19	$13,044	$14,845	$13,117
04/30/19	$13,664	$15,446	$13,742
05/31/19	$12,347	$14,464	$12,415
06/30/19	$13,368	$15,483	$13,444
07/31/19	$13,516	$15,706	$13,595
08/31/19	$12,788	$15,457	$12,864
09/30/19	$13,421	$15,746	$13,504
10/31/19	$13,597	$16,087	$13,684
11/30/19	$13,975	$16,671	$14,065
12/31/19	$14,407	$17,175	$14,504
01/31/20	$13,813	$17,168	$13,906
02/29/20	$12,346	$15,755	$12,425
03/31/20	$9,351	$13,809	$9,415
04/30/20	$10,690	$15,579	$10,765
05/31/20	$11,253	$16,321	$11,334
06/30/20	$11,383	$16,645	$11,461
07/31/20	$11,693	$17,584	$11,774
08/31/20	$12,137	$18,848	$12,223
09/30/20	$11,611	$18,132	$11,692
10/31/20	$12,014	$17,650	$12,100
11/30/20	$14,000	$19,582	$14,106
12/31/20	$14,927	$20,334	$15,046
01/31/21	$15,097	$20,129	$15,220
02/28/21	$16,533	$20,684	$16,671
03/31/21	$17,667	$21,590	$17,818
04/30/21	$18,514	$22,742	$18,675
05/31/21	$18,871	$22,901	$19,037
06/30/21	$18,337	$23,436	$18,502
07/31/21	$18,300	$23,993	$18,468
08/31/21	$18,736	$24,722	$18,911
09/30/21	$18,037	$23,572	$18,206
10/31/21	$18,832	$25,224	$19,013
11/30/21	$18,383	$25,049	$18,560
12/31/21	$19,463	$26,172	$19,657
01/31/22	$18,691	$24,817	$18,879
02/28/22	$18,924	$24,074	$19,116
03/31/22	$19,338	$24,968	$19,539
04/30/22	$18,057	$22,791	$18,245
05/31/22	$18,441	$22,833	$18,636
06/30/22	$16,727	$20,948	$16,904
07/31/22	$18,261	$22,879	$18,458
08/31/22	$17,739	$21,946	$17,932
09/30/22	$16,055	$19,925	$16,226
10/31/22	$17,900	$21,538	$18,097
11/30/22	$19,052	$22,742	$19,267
12/31/22	$18,089	$21,432	$18,294
01/31/23	$20,146	$22,778	$20,379
02/28/23	$19,585	$22,223	$19,810
03/31/23	$18,542	$23,038	$18,754
04/30/23	$18,342	$23,398	$18,554
05/31/23	$17,677	$23,500	$17,882
06/30/23	$19,377	$25,053	$19,604
07/31/23	$20,240	$25,857	$20,481
08/31/23	$19,481	$25,446	$19,713
09/30/23	$18,363	$24,232	$18,579
10/31/23	$17,283	$23,723	$17,487
11/30/23	$18,930	$25,889	$19,159
12/31/23	$20,851	$27,066	$21,110
01/31/24	$20,206	$27,520	$20,457
02/29/24	$20,594	$28,990	$20,853
03/31/24	$21,700	$29,923	$21,979
04/30/24	$20,388	$28,700	$20,650
05/31/24	$21,338	$30,124	$21,616
06/30/24	$20,932	$31,204	$21,205
07/31/24	$22,511	$31,584	$22,809
08/31/24	$22,651	$32,350	$22,954
09/30/24	$22,913	$33,041	$23,223
10/31/24	$22,900	$32,742	$23,212
11/30/24	$24,919	$34,664	$25,266
12/31/24	$23,256	$33,837	$23,582
01/31/25	$24,172	$34,780	$24,516
02/28/25	$23,435	$34,326	$23,770
03/31/25	$22,389	$32,392	$22,710
04/30/25	$21,414	$32,172	$21,720
05/31/25	$22,382	$34,197	$22,705
06/30/25	$23,218	$35,936	$23,557

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
MDYV	10.92%	15.32%	8.79%
S&P 500 Index	15.16%	16.64%	13.65%
S&P MidCap 400 Value Index	11.09%	15.50%	8.95%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,378,647,346
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 4,010,742
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,378,647,346 Number of Portfolio Holdings298 Portfolio Turnover Rate37% Total Advisory Fees Paid$4,010,742
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	9.4%
Insurance	6.0%
Machinery	5.3%
Consumer Staples Distribution & Retail	4.2%
Electronic Equipment, Instruments & Components	4.2%
Oil, Gas & Consumable Fuels	3.7%
Specialty Retail	3.4%
Metals & Mining	2.9%
Professional Services	2.4%
Semiconductors & Semiconductor Equipment	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Flex Ltd.	1.4%
U.S. Foods Holding Corp.	1.3%
Reliance, Inc.	1.2%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	1.0%
Performance Food Group Co.	1.0%
Reinsurance Group of America, Inc.	0.9%
Unum Group	0.9%
Crown Holdings, Inc.	0.9%
Antero Resources Corp.	0.9%

Material Fund Change [Text Block]
C000019043
Shareholder Report [Line Items]
Fund Name	SPDR S&P 600 Small Cap Growth ETF
Trading Symbol	SLYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Growth ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Growth ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, consumer spending, manufacturing data and Artificial Intelligence and other Technology-centered tailwinds despite escalating trade tensions and increasing uncertainty around trade policies. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SLYG	S&P 500 Index	S&P SmallCap 600 Growth Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,104	$10,210	$10,104
08/31/15	$9,513	$9,594	$9,513
09/30/15	$9,213	$9,356	$9,211
10/31/15	$9,737	$10,145	$9,738
11/30/15	$10,000	$10,176	$10,001
12/31/15	$9,549	$10,015	$9,560
01/31/16	$8,935	$9,518	$8,945
02/29/16	$8,952	$9,505	$8,961
03/31/16	$9,584	$10,150	$9,596
04/30/16	$9,614	$10,189	$9,625
05/31/16	$9,883	$10,372	$9,894
06/30/16	$9,927	$10,399	$9,937
07/31/16	$10,424	$10,783	$10,435
08/31/16	$10,588	$10,798	$10,600
09/30/16	$10,637	$10,800	$10,649
10/31/16	$10,083	$10,603	$10,094
11/30/16	$11,268	$10,996	$11,282
12/31/16	$11,659	$11,213	$11,678
01/31/17	$11,686	$11,426	$11,706
02/28/17	$11,887	$11,879	$11,909
03/31/17	$11,938	$11,893	$11,961
04/30/17	$12,080	$12,015	$12,105
05/31/17	$11,838	$12,184	$11,862
06/30/17	$12,185	$12,260	$12,212
07/31/17	$12,337	$12,512	$12,365
08/31/17	$12,041	$12,551	$12,069
09/30/17	$12,867	$12,810	$12,902
10/31/17	$13,031	$13,109	$13,065
11/30/17	$13,460	$13,511	$13,496
12/31/17	$13,356	$13,661	$13,405
01/31/18	$13,834	$14,443	$13,885
02/28/18	$13,336	$13,911	$13,386
03/31/18	$13,678	$13,557	$13,729
04/30/18	$13,728	$13,609	$13,781
05/31/18	$14,698	$13,937	$14,757
06/30/18	$14,900	$14,023	$14,960
07/31/18	$15,456	$14,544	$15,521
08/31/18	$16,481	$15,018	$16,553
09/30/18	$15,935	$15,104	$16,004
10/31/18	$14,172	$14,072	$14,232
11/30/18	$14,526	$14,358	$14,588
12/31/18	$12,804	$13,062	$12,861
01/31/19	$13,964	$14,109	$14,029
02/28/19	$14,590	$14,562	$14,661
03/31/19	$14,184	$14,845	$14,255
04/30/19	$14,669	$15,446	$14,745
05/31/19	$13,571	$14,464	$13,641
06/30/19	$14,532	$15,483	$14,611
07/31/19	$14,694	$15,706	$14,775
08/31/19	$14,121	$15,457	$14,200
09/30/19	$14,259	$15,746	$14,340
10/31/19	$14,542	$16,087	$14,626
11/30/19	$15,039	$16,671	$15,127
12/31/19	$15,483	$17,175	$15,579
01/31/20	$15,235	$17,168	$15,328
02/29/20	$13,860	$15,755	$13,943
03/31/20	$11,130	$13,809	$11,199
04/30/20	$12,453	$15,579	$12,532
05/31/20	$13,188	$16,321	$13,276
06/30/20	$13,689	$16,645	$13,781
07/31/20	$14,440	$17,584	$14,541
08/31/20	$14,872	$18,848	$14,978
09/30/20	$14,250	$18,132	$14,351
10/31/20	$14,483	$17,650	$14,588
11/30/20	$16,976	$19,582	$17,103
12/31/20	$18,489	$20,334	$18,632
01/31/21	$19,648	$20,129	$19,803
02/28/21	$20,530	$20,684	$20,693
03/31/21	$20,751	$21,590	$20,918
04/30/21	$21,176	$22,742	$21,349
05/31/21	$21,194	$22,901	$21,372
06/30/21	$21,523	$23,436	$21,705
07/31/21	$21,499	$23,993	$21,683
08/31/21	$21,952	$24,722	$22,144
09/30/21	$21,194	$23,572	$21,381
10/31/21	$22,060	$25,224	$22,259
11/30/21	$21,610	$25,049	$21,806
12/31/21	$22,637	$26,172	$22,847
01/31/22	$20,346	$24,817	$20,535
02/28/22	$20,424	$24,074	$20,617
03/31/22	$20,477	$24,968	$20,674
04/30/22	$18,532	$22,791	$18,710
05/31/22	$18,786	$22,833	$18,969
06/30/22	$17,275	$20,948	$17,445
07/31/22	$19,279	$22,879	$19,473
08/31/22	$18,388	$21,946	$18,574
09/30/22	$16,689	$19,925	$16,855
10/31/22	$18,361	$21,538	$18,548
11/30/22	$19,161	$22,742	$19,367
12/31/22	$17,843	$21,432	$18,031
01/31/23	$19,129	$22,778	$19,334
02/28/23	$18,975	$22,223	$19,178
03/31/23	$18,222	$23,038	$18,418
04/30/23	$17,656	$23,398	$17,840
05/31/23	$17,689	$23,500	$17,876
06/30/23	$19,094	$25,053	$19,298
07/31/23	$20,048	$25,857	$20,266
08/31/23	$19,375	$25,446	$19,584
09/30/23	$18,282	$24,232	$18,476
10/31/23	$17,338	$23,723	$17,522
11/30/23	$18,636	$25,889	$18,836
12/31/23	$20,880	$27,066	$21,115
01/31/24	$20,345	$27,520	$20,577
02/29/24	$21,212	$28,990	$21,458
03/31/24	$21,865	$29,923	$22,123
04/30/24	$20,827	$28,700	$21,073
05/31/24	$21,962	$30,124	$22,225
06/30/24	$21,554	$31,204	$21,813
07/31/24	$23,683	$31,584	$23,974
08/31/24	$23,294	$32,350	$23,580
09/30/24	$23,479	$33,041	$23,770
10/31/24	$22,636	$32,742	$22,918
11/30/24	$25,164	$34,664	$25,483
12/31/24	$22,858	$33,837	$23,148
01/31/25	$23,763	$34,780	$24,067
02/28/25	$22,357	$34,326	$22,645
03/31/25	$21,031	$32,392	$21,305
04/30/25	$20,491	$32,172	$20,758
05/31/25	$21,725	$34,197	$22,011
06/30/25	$22,548	$35,936	$22,849

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SLYG	4.61%	10.50%	8.47%
S&P 500 Index	15.16%	16.64%	13.65%
S&P SmallCap 600 Growth Index	4.75%	10.64%	8.61%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,400,432,490
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 5,218,666
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,400,432,490 Number of Portfolio Holdings344 Portfolio Turnover Rate50% Total Advisory Fees Paid$5,218,666
Holdings [Text Block]

Top Ten Industries

Industry	%
Machinery	6.8%
Software	6.6%
Banks	6.6%
Health Care Equipment & Supplies	4.9%
Electronic Equipment, Instruments & Components	4.3%
Capital Markets	4.0%
Biotechnology	4.0%
Construction & Engineering	3.9%
Building Products	3.4%
Hotels, Restaurants & Leisure	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Brinker International, Inc.	1.2%
AeroVironment, Inc.	1.2%
SPX Technologies, Inc.	1.1%
Badger Meter, Inc.	1.0%
Armstrong World Industries, Inc.	1.0%
Dycom Industries, Inc.	1.0%
Sterling Infrastructure, Inc.	1.0%
Corcept Therapeutics, Inc.	1.0%
Federal Signal Corp.	0.9%
Essential Properties Realty Trust, Inc.	0.9%

Material Fund Change [Text Block]
C000019027
Shareholder Report [Line Items]
Fund Name	SPDR S&P 600 Small Cap Value ETF
Trading Symbol	SLYV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 600 Small Cap Value ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 600 Small Cap Value ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, consumer spending, manufacturing data and Artificial Intelligence and other Technology-centered tailwinds despite escalating trade tensions and increasing uncertainty around trade policies. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SLYV	S&P 500 Index	S&P SmallCap 600 Value Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,723	$10,210	$9,722
08/31/15	$9,286	$9,594	$9,285
09/30/15	$8,932	$9,356	$8,930
10/31/15	$9,508	$10,145	$9,507
11/30/15	$9,759	$10,176	$9,759
12/31/15	$9,248	$10,015	$9,261
01/31/16	$8,707	$9,518	$8,716
02/29/16	$8,893	$9,505	$8,903
03/31/16	$9,726	$10,150	$9,741
04/30/16	$9,928	$10,189	$9,944
05/31/16	$9,976	$10,372	$9,993
06/30/16	$10,056	$10,399	$10,072
07/31/16	$10,572	$10,783	$10,592
08/31/16	$10,690	$10,798	$10,711
09/30/16	$10,777	$10,800	$10,800
10/31/16	$10,376	$10,603	$10,398
11/30/16	$11,756	$10,996	$11,784
12/31/16	$12,129	$11,213	$12,161
01/31/17	$11,995	$11,426	$12,028
02/28/17	$12,167	$11,879	$12,201
03/31/17	$12,087	$11,893	$12,110
04/30/17	$12,156	$12,015	$12,180
05/31/17	$11,883	$12,184	$11,905
06/30/17	$12,243	$12,260	$12,266
07/31/17	$12,328	$12,512	$12,350
08/31/17	$11,991	$12,551	$12,012
09/30/17	$13,011	$12,810	$13,037
10/31/17	$13,094	$13,109	$13,118
11/30/17	$13,584	$13,511	$13,609
12/31/17	$13,518	$13,661	$13,561
01/31/18	$13,712	$14,443	$13,757
02/28/18	$13,142	$13,911	$13,185
03/31/18	$13,338	$13,557	$13,382
04/30/18	$13,558	$13,609	$13,603
05/31/18	$14,352	$13,937	$14,402
06/30/18	$14,478	$14,023	$14,530
07/31/18	$14,852	$14,544	$14,909
08/31/18	$15,320	$15,018	$15,378
09/30/18	$14,854	$15,104	$14,909
10/31/18	$13,386	$14,072	$13,432
11/30/18	$13,464	$14,358	$13,512
12/31/18	$11,802	$13,062	$11,847
01/31/19	$13,247	$14,109	$13,304
02/28/19	$13,802	$14,562	$13,864
03/31/19	$13,262	$14,845	$13,322
04/30/19	$13,831	$15,446	$13,897
05/31/19	$12,455	$14,464	$12,515
06/30/19	$13,421	$15,483	$13,489
07/31/19	$13,575	$15,706	$13,645
08/31/19	$12,878	$15,457	$12,945
09/30/19	$13,614	$15,746	$13,685
10/31/19	$13,875	$16,087	$13,946
11/30/19	$14,248	$16,671	$14,324
12/31/19	$14,672	$17,175	$14,754
01/31/20	$13,730	$17,168	$13,806
02/29/20	$12,328	$15,755	$12,394
03/31/20	$9,195	$13,809	$9,240
04/30/20	$10,451	$15,579	$10,500
05/31/20	$10,699	$16,321	$10,751
06/30/20	$11,101	$16,645	$11,145
07/31/20	$11,373	$17,584	$11,419
08/31/20	$11,962	$18,848	$12,011
09/30/20	$11,333	$18,132	$11,378
10/31/20	$11,743	$17,650	$11,791
11/30/20	$13,990	$19,582	$14,054
12/31/20	$15,053	$20,334	$15,128
01/31/21	$15,997	$20,129	$16,079
02/28/21	$17,720	$20,684	$17,817
03/31/21	$18,680	$21,590	$18,784
04/30/21	$19,054	$22,742	$19,162
05/31/21	$19,779	$22,901	$19,893
06/30/21	$19,640	$23,436	$19,755
07/31/21	$18,786	$23,993	$18,895
08/31/21	$19,142	$24,722	$19,258
09/30/21	$18,843	$23,572	$18,961
10/31/21	$19,371	$25,224	$19,498
11/30/21	$18,887	$25,049	$19,009
12/31/21	$19,667	$26,172	$19,809
01/31/22	$18,817	$24,817	$18,953
02/28/22	$19,254	$24,074	$19,397
03/31/22	$19,338	$24,968	$19,485
04/30/22	$18,128	$22,791	$18,264
05/31/22	$18,541	$22,833	$18,683
06/30/22	$16,873	$20,948	$17,003
07/31/22	$18,322	$22,879	$18,468
08/31/22	$17,556	$21,946	$17,695
09/30/22	$15,728	$19,925	$15,850
10/31/22	$17,988	$21,538	$18,134
11/30/22	$18,697	$22,742	$18,851
12/31/22	$17,477	$21,432	$17,622
01/31/23	$19,560	$22,778	$19,728
02/28/23	$19,234	$22,223	$19,400
03/31/23	$18,003	$23,038	$18,159
04/30/23	$17,568	$23,398	$17,721
05/31/23	$16,912	$23,500	$17,059
06/30/23	$18,350	$25,053	$18,512
07/31/23	$19,450	$25,857	$19,625
08/31/23	$18,492	$25,446	$18,659
09/30/23	$17,321	$24,232	$17,476
10/31/23	$16,234	$23,723	$16,378
11/30/23	$17,691	$25,889	$17,852
12/31/23	$20,049	$27,066	$20,245
01/31/24	$18,975	$27,520	$19,160
02/29/24	$19,416	$28,990	$19,609
03/31/24	$20,069	$29,923	$20,273
04/30/24	$18,765	$28,700	$18,954
05/31/24	$19,627	$30,124	$19,827
06/30/24	$19,095	$31,204	$19,290
07/31/24	$21,324	$31,584	$21,547
08/31/24	$21,057	$32,350	$21,279
09/30/24	$21,244	$33,041	$21,469
10/31/24	$20,876	$32,742	$21,100
11/30/24	$23,101	$34,664	$23,356
12/31/24	$21,536	$33,837	$21,776
01/31/25	$21,926	$34,780	$22,171
02/28/25	$20,722	$34,326	$20,950
03/31/25	$19,403	$32,392	$19,617
04/30/25	$18,272	$32,172	$18,474
05/31/25	$19,067	$34,197	$19,281
06/30/25	$19,883	$35,936	$20,111

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SLYV	4.13%	12.36%	7.11%
S&P 500 Index	15.16%	16.64%	13.65%
S&P SmallCap 600 Value Index	4.26%	12.53%	7.24%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,639,038,950
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 5,818,425
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,639,038,950 Number of Portfolio Holdings462 Portfolio Turnover Rate45% Total Advisory Fees Paid$5,818,425
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	11.5%
Specialty Retail	5.0%
Chemicals	4.4%
Electronic Equipment, Instruments & Components	4.2%
Financial Services	3.9%
Semiconductors & Semiconductor Equipment	3.5%
Machinery	3.2%
Insurance	3.2%
Auto Components	3.0%
Oil, Gas & Consumable Fuels	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Mr. Cooper Group, Inc.	1.5%
Qorvo, Inc.	1.2%
BorgWarner, Inc.	1.1%
Jackson Financial, Inc., Class A	1.0%
Sandisk Corp.	0.9%
Air Lease Corp.	0.9%
Celanese Corp.	0.9%
Lincoln National Corp.	0.9%
Ralliant Corp.	0.9%
Teleflex, Inc.	0.8%

Material Fund Change [Text Block]
C000033534
Shareholder Report [Line Items]
Fund Name	SPDR S&P Aerospace & Defense ETF
Trading Symbol	XAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Aerospace & Defense ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Aerospace & Defense ETF	$44	0.35%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Index returned over 52% for the fiscal year, driven by strong demand in both commercial and defense segments. According to Morningstar, the industry led the Industrials sector and outpaced the broader S&P 500 by close to 37%. The surge was fueled by a sharp increase of almost 20% in commercial aircraft orders from the previous reporting period and continued resilience in U.S. industrial production. Boeing, in particular, focused on growing production of its 737 MAX jet after slowing output last fiscal year following well-publicized quality concerns. Defense stocks benefited from rising geopolitical tensions, particularly in the Middle East and the Trump administration's promise of a $1 trillion budget for U.S. defense next year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XAR	S&P 500 Index	S&P Aerospace & Defense Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,684	$10,210	$9,686
08/31/15	$9,282	$9,594	$9,286
09/30/15	$8,761	$9,356	$8,765
10/31/15	$9,479	$10,145	$9,487
11/30/15	$9,599	$10,176	$9,610
12/31/15	$9,411	$10,015	$9,429
01/31/16	$8,653	$9,518	$8,671
02/29/16	$8,857	$9,505	$8,879
03/31/16	$9,296	$10,150	$9,322
04/30/16	$9,709	$10,189	$9,739
05/31/16	$9,955	$10,372	$9,990
06/30/16	$9,989	$10,399	$10,025
07/31/16	$10,338	$10,783	$10,380
08/31/16	$10,492	$10,798	$10,532
09/30/16	$10,449	$10,800	$10,490
10/31/16	$10,447	$10,603	$10,493
11/30/16	$11,610	$10,996	$11,668
12/31/16	$11,422	$11,213	$11,484
01/31/17	$11,595	$11,426	$11,661
02/28/17	$12,399	$11,879	$12,475
03/31/17	$12,061	$11,893	$12,138
04/30/17	$12,394	$12,015	$12,476
05/31/17	$12,712	$12,184	$12,801
06/30/17	$12,726	$12,260	$12,818
07/31/17	$13,179	$12,512	$13,280
08/31/17	$13,729	$12,551	$13,838
09/30/17	$14,481	$12,810	$14,604
10/31/17	$14,760	$13,109	$14,890
11/30/17	$15,015	$13,511	$15,152
12/31/17	$15,170	$13,661	$15,315
01/31/18	$16,065	$14,443	$16,224
02/28/18	$16,041	$13,911	$16,204
03/31/18	$15,804	$13,557	$15,970
04/30/18	$15,477	$13,609	$15,643
05/31/18	$16,130	$13,937	$16,309
06/30/18	$15,862	$14,023	$16,043
07/31/18	$17,105	$14,544	$17,307
08/31/18	$17,493	$15,018	$17,705
09/30/18	$18,231	$15,104	$18,456
10/31/18	$16,158	$14,072	$16,353
11/30/18	$16,066	$14,358	$16,264
12/31/18	$14,492	$13,062	$14,671
01/31/19	$16,423	$14,109	$16,632
02/28/19	$17,565	$14,562	$17,793
03/31/19	$16,885	$14,845	$17,110
04/30/19	$17,833	$15,446	$18,076
05/31/19	$17,747	$14,464	$17,994
06/30/19	$19,153	$15,483	$19,427
07/31/19	$19,481	$15,706	$19,765
08/31/19	$19,786	$15,457	$20,083
09/30/19	$19,754	$15,746	$20,058
10/31/19	$19,513	$16,087	$19,818
11/30/19	$20,485	$16,671	$20,812
12/31/19	$20,180	$17,175	$20,508
01/31/20	$20,835	$17,168	$21,182
02/29/20	$18,515	$15,755	$18,826
03/31/20	$14,141	$13,809	$14,391
04/30/20	$15,129	$15,579	$15,401
05/31/20	$16,390	$16,321	$16,690
06/30/20	$16,312	$16,645	$16,616
07/31/20	$15,941	$17,584	$16,237
08/31/20	$16,832	$18,848	$17,149
09/30/20	$16,260	$18,132	$16,573
10/31/20	$15,874	$17,650	$16,183
11/30/20	$19,888	$19,582	$20,280
12/31/20	$21,403	$20,334	$21,832
01/31/21	$20,859	$20,129	$21,280
02/28/21	$22,227	$20,684	$22,683
03/31/21	$23,547	$21,590	$24,041
04/30/21	$24,022	$22,742	$24,533
05/31/21	$24,297	$22,901	$24,820
06/30/21	$24,831	$23,436	$25,374
07/31/21	$23,913	$23,993	$24,441
08/31/21	$23,004	$24,722	$23,518
09/30/21	$22,409	$23,572	$22,917
10/31/21	$22,416	$25,224	$22,931
11/30/21	$20,981	$25,049	$21,465
12/31/21	$21,912	$26,172	$22,426
01/31/22	$20,726	$24,817	$21,218
02/28/22	$23,088	$24,074	$23,644
03/31/22	$23,439	$24,968	$24,011
04/30/22	$21,190	$22,791	$21,709
05/31/22	$20,371	$22,833	$20,873
06/30/22	$18,958	$20,948	$19,430
07/31/22	$20,566	$22,879	$21,083
08/31/22	$19,664	$21,946	$20,161
09/30/22	$17,307	$19,925	$17,745
10/31/22	$20,049	$21,538	$20,566
11/30/22	$20,834	$22,742	$21,378
12/31/22	$20,814	$21,432	$21,362
01/31/23	$22,344	$22,778	$22,941
02/28/23	$22,451	$22,223	$23,056
03/31/23	$22,125	$23,038	$22,726
04/30/23	$21,665	$23,398	$22,258
05/31/23	$20,981	$23,500	$21,561
06/30/23	$23,033	$25,053	$23,680
07/31/23	$23,696	$25,857	$24,368
08/31/23	$23,122	$25,446	$23,785
09/30/23	$21,265	$24,232	$21,878
10/31/23	$21,827	$23,723	$22,461
11/30/23	$24,254	$25,889	$24,967
12/31/23	$25,738	$27,066	$26,507
01/31/24	$24,570	$27,520	$25,307
02/29/24	$26,051	$28,990	$26,842
03/31/24	$26,792	$29,923	$27,616
04/30/24	$25,863	$28,700	$26,660
05/31/24	$27,301	$30,124	$28,147
06/30/24	$26,684	$31,204	$27,519
07/31/24	$28,694	$31,584	$29,598
08/31/24	$29,674	$32,350	$30,621
09/30/24	$30,040	$33,041	$31,008
10/31/24	$29,349	$32,742	$30,303
11/30/24	$33,680	$34,664	$34,787
12/31/24	$31,702	$33,837	$32,754
01/31/25	$33,563	$34,780	$34,690
02/28/25	$31,830	$34,326	$32,904
03/31/25	$30,831	$32,392	$31,882
04/30/25	$32,758	$32,172	$33,885
05/31/25	$36,721	$34,197	$37,998
06/30/25	$40,425	$35,936	$41,848

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XAR	51.49%	19.90%	14.99%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Aerospace & Defense Select Industry Index	52.07%	20.29%	15.39%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,603,615,750
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,221,156
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,603,615,750 Number of Portfolio Holdings41 Portfolio Turnover Rate35% Total Advisory Fees Paid$9,221,156
Holdings [Text Block]

Top Industries

Industry	%
Aerospace & Defense	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
AeroVironment, Inc.	4.9%
Rocket Lab Corp.	4.2%
Kratos Defense & Security Solutions, Inc.	3.7%
Howmet Aerospace, Inc.	3.5%
HEICO Corp.	3.5%
Huntington Ingalls Industries, Inc.	3.4%
Axon Enterprise, Inc.	3.4%
TransDigm Group, Inc.	3.4%
BWX Technologies, Inc.	3.4%
General Dynamics Corp.	3.4%

Material Fund Change [Text Block]
C000019030
Shareholder Report [Line Items]
Fund Name	SPDR S&P Bank ETF
Trading Symbol	KBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Bank ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Bank ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The fiscal year performance for the SPDR S&P Bank ETF was strong. In general, the Financial sector had strong performance over this time period driven by higher interested rates. While the Capital Markets sub-industry had the strongest performance, it represented only a small portion of the Index and had less of an impact to overall performance. The Banks sub-industry represented the largest majority of the industry and generated solid returns. The Financial Services sub-industry also delivered strong returns over this time period however it was the lowest performing sub-industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	KBE	S&P 500 Index	S&P Banks Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,964	$10,210	$9,964
08/31/15	$9,319	$9,594	$9,314
09/30/15	$9,205	$9,356	$9,201
10/31/15	$9,547	$10,145	$9,547
11/30/15	$10,070	$10,176	$10,073
12/31/15	$9,419	$10,015	$9,433
01/31/16	$8,221	$9,518	$8,231
02/29/16	$7,877	$9,505	$7,889
03/31/16	$8,487	$10,150	$8,504
04/30/16	$9,079	$10,189	$9,101
05/31/16	$9,344	$10,372	$9,370
06/30/16	$8,570	$10,399	$8,591
07/31/16	$8,943	$10,783	$8,968
08/31/16	$9,599	$10,798	$9,630
09/30/16	$9,424	$10,800	$9,457
10/31/16	$9,781	$10,603	$9,819
11/30/16	$11,603	$10,996	$11,658
12/31/16	$12,321	$11,213	$12,387
01/31/17	$12,316	$11,426	$12,380
02/28/17	$12,780	$11,879	$12,851
03/31/17	$12,220	$11,893	$12,286
04/30/17	$12,081	$12,015	$12,149
05/31/17	$11,676	$12,184	$11,744
06/30/17	$12,424	$12,260	$12,501
07/31/17	$12,368	$12,512	$12,448
08/31/17	$11,892	$12,551	$11,971
09/30/17	$12,897	$12,810	$12,992
10/31/17	$13,058	$13,109	$13,158
11/30/17	$13,584	$13,511	$13,692
12/31/17	$13,599	$13,661	$13,712
01/31/18	$14,426	$14,443	$14,552
02/28/18	$14,176	$13,911	$14,303
03/31/18	$13,816	$13,557	$13,944
04/30/18	$13,839	$13,609	$13,971
05/31/18	$14,071	$13,937	$14,211
06/30/18	$13,656	$14,023	$13,795
07/31/18	$13,969	$14,544	$14,117
08/31/18	$14,301	$15,018	$14,457
09/30/18	$13,587	$15,104	$13,737
10/31/18	$12,431	$14,072	$12,568
11/30/18	$12,888	$14,358	$13,035
12/31/18	$10,934	$13,062	$11,053
01/31/19	$12,476	$14,109	$12,620
02/28/19	$13,254	$14,562	$13,412
03/31/19	$12,284	$14,845	$12,431
04/30/19	$13,379	$15,446	$13,544
05/31/19	$12,050	$14,464	$12,200
06/30/19	$12,875	$15,483	$13,035
07/31/19	$13,269	$15,706	$13,440
08/31/19	$12,145	$15,457	$12,297
09/30/19	$12,863	$15,746	$13,031
10/31/19	$13,151	$16,087	$13,327
11/30/19	$13,779	$16,671	$13,968
12/31/19	$14,190	$17,175	$14,390
01/31/20	$13,264	$17,168	$13,454
02/29/20	$11,621	$15,755	$11,785
03/31/20	$8,141	$13,809	$8,257
04/30/20	$9,442	$15,579	$9,579
05/31/20	$9,487	$16,321	$9,627
06/30/20	$9,615	$16,645	$9,757
07/31/20	$9,454	$17,584	$9,595
08/31/20	$9,699	$18,848	$9,848
09/30/20	$9,066	$18,132	$9,199
10/31/20	$10,204	$17,650	$10,359
11/30/20	$11,882	$19,582	$12,069
12/31/20	$12,949	$20,334	$13,161
01/31/21	$13,242	$20,129	$13,462
02/28/21	$15,413	$20,684	$15,675
03/31/21	$16,170	$21,590	$16,448
04/30/21	$16,727	$22,742	$17,020
05/31/21	$17,126	$22,901	$17,433
06/30/21	$16,069	$23,436	$16,363
07/31/21	$15,494	$23,993	$15,781
08/31/21	$16,321	$24,722	$16,631
09/30/21	$16,644	$23,572	$16,969
10/31/21	$17,414	$25,224	$17,760
11/30/21	$16,899	$25,049	$17,239
12/31/21	$17,281	$26,172	$17,637
01/31/22	$17,443	$24,817	$17,810
02/28/22	$17,948	$24,074	$18,331
03/31/22	$16,684	$24,968	$17,042
04/30/22	$15,011	$22,791	$15,336
05/31/22	$15,692	$22,833	$16,038
06/30/22	$14,084	$20,948	$14,398
07/31/22	$15,586	$22,879	$15,939
08/31/22	$15,298	$21,946	$15,646
09/30/22	$14,294	$19,925	$14,622
10/31/22	$15,682	$21,538	$16,048
11/30/22	$16,002	$22,742	$16,382
12/31/22	$14,727	$21,432	$15,080
01/31/23	$15,899	$22,778	$16,287
02/28/23	$15,734	$22,223	$16,120
03/31/23	$12,185	$23,038	$12,478
04/30/23	$12,033	$23,398	$12,324
05/31/23	$11,182	$23,500	$11,454
06/30/23	$11,924	$25,053	$12,214
07/31/23	$13,904	$25,857	$14,248
08/31/23	$12,949	$25,446	$13,270
09/30/23	$12,330	$24,232	$12,633
10/31/23	$11,824	$23,723	$12,110
11/30/23	$13,495	$25,889	$13,830
12/31/23	$15,518	$27,066	$15,913
01/31/24	$15,102	$27,520	$15,490
02/29/24	$14,983	$28,990	$15,373
03/31/24	$15,989	$29,923	$16,418
04/30/24	$15,051	$28,700	$15,459
05/31/24	$15,697	$30,124	$16,127
06/30/24	$15,857	$31,204	$16,298
07/31/24	$18,434	$31,584	$18,952
08/31/24	$18,420	$32,350	$18,944
09/30/24	$18,188	$33,041	$18,707
10/31/24	$18,801	$32,742	$19,344
11/30/24	$21,247	$34,664	$21,869
12/31/24	$19,199	$33,837	$19,763
01/31/25	$20,379	$34,780	$20,985
02/28/25	$19,832	$34,326	$20,426
03/31/25	$18,453	$32,392	$19,012
04/30/25	$17,652	$32,172	$18,187
05/31/25	$18,547	$34,197	$19,112
06/30/25	$19,560	$35,936	$20,166

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
KBE	23.35%	15.26%	6.94%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Banks Select Industry Index	23.73%	15.63%	7.27%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,491,301,051
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 6,982,285
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,491,301,051 Number of Portfolio Holdings100 Portfolio Turnover Rate22% Total Advisory Fees Paid$6,982,285
Holdings [Text Block]

Top Industries

Industry	%
Banks	83.5%
Financial Services	14.0%
Capital Markets	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Northern Trust Corp.	1.2%
Corebridge Financial, Inc.	1.1%
Citigroup, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Citizens Financial Group, Inc.	1.1%
East West Bancorp, Inc.	1.1%
KeyCorp	1.1%
Wells Fargo & Co.	1.1%
Truist Financial Corp.	1.1%
First Horizon Corp.	1.1%

Material Fund Change [Text Block]
C000027706
Shareholder Report [Line Items]
Fund Name	SPDR S&P Biotech ETF
Trading Symbol	XBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Biotech ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Biotech ETF	$33	0.35%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, Biotech stocks experienced negative returns. Current market conditions, such as high interest rates, have made it difficult for Biotech companies to raise capital. Also, the industry performance is closely tied to drug treatment trials, which were not overly successful during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XBI	S&P 500 Index	S&P Biotechnology Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,114	$10,210	$10,112
08/31/15	$8,814	$9,594	$8,810
09/30/15	$7,406	$9,356	$7,398
10/31/15	$7,951	$10,145	$7,938
11/30/15	$8,601	$10,176	$8,583
12/31/15	$8,369	$10,015	$8,352
01/31/16	$6,021	$9,518	$6,001
02/29/16	$5,721	$9,505	$5,699
03/31/16	$6,175	$10,150	$6,150
04/30/16	$6,437	$10,189	$6,410
05/31/16	$6,932	$10,372	$6,904
06/30/16	$6,470	$10,399	$6,443
07/31/16	$7,419	$10,783	$7,389
08/31/16	$7,184	$10,798	$7,152
09/30/16	$7,921	$10,800	$7,888
10/31/16	$6,696	$10,603	$6,667
11/30/16	$7,488	$10,996	$7,457
12/31/16	$7,078	$11,213	$7,048
01/31/17	$7,759	$11,426	$7,729
02/28/17	$8,402	$11,879	$8,370
03/31/17	$8,301	$11,893	$8,271
04/30/17	$8,546	$12,015	$8,517
05/31/17	$8,104	$12,184	$8,077
06/30/17	$9,240	$12,260	$9,214
07/31/17	$9,356	$12,512	$9,328
08/31/17	$10,054	$12,551	$10,017
09/30/17	$10,365	$12,810	$10,329
10/31/17	$10,022	$13,109	$9,986
11/30/17	$9,981	$13,511	$9,946
12/31/17	$10,169	$13,661	$10,139
01/31/18	$11,188	$14,443	$11,156
02/28/18	$10,823	$13,911	$10,791
03/31/18	$10,529	$13,557	$10,496
04/30/18	$10,423	$13,609	$10,387
05/31/18	$11,476	$13,937	$11,436
06/30/18	$11,429	$14,023	$11,389
07/31/18	$11,420	$14,544	$11,379
08/31/18	$12,032	$15,018	$11,986
09/30/18	$11,521	$15,104	$11,474
10/31/18	$9,516	$14,072	$9,478
11/30/18	$9,797	$14,358	$9,757
12/31/18	$8,653	$13,062	$8,619
01/31/19	$10,050	$14,109	$10,014
02/28/19	$10,705	$14,562	$10,663
03/31/19	$10,879	$14,845	$10,839
04/30/19	$10,229	$15,446	$10,193
05/31/19	$9,531	$14,464	$9,499
06/30/19	$10,549	$15,483	$10,515
07/31/19	$10,292	$15,706	$10,260
08/31/19	$9,656	$15,457	$9,625
09/30/19	$9,160	$15,746	$9,133
10/31/19	$9,799	$16,087	$9,765
11/30/19	$11,238	$16,671	$11,203
12/31/19	$11,439	$17,175	$11,406
01/31/20	$10,702	$17,168	$10,669
02/29/20	$10,725	$15,755	$10,695
03/31/20	$9,320	$13,809	$9,293
04/30/20	$11,225	$15,579	$11,195
05/31/20	$12,454	$16,321	$12,423
06/30/20	$13,460	$16,645	$13,429
07/31/20	$13,114	$17,584	$13,078
08/31/20	$13,430	$18,848	$13,391
09/30/20	$13,395	$18,132	$13,354
10/31/20	$13,533	$17,650	$13,484
11/30/20	$16,004	$19,582	$15,946
12/31/20	$16,952	$20,334	$16,892
01/31/21	$18,400	$20,129	$18,332
02/28/21	$17,805	$20,684	$17,739
03/31/21	$16,338	$21,590	$16,282
04/30/21	$16,461	$22,742	$16,408
05/31/21	$15,402	$22,901	$15,354
06/30/21	$16,322	$23,436	$16,274
07/31/21	$14,868	$23,993	$14,826
08/31/21	$16,012	$24,722	$15,970
09/30/21	$15,140	$23,572	$15,103
10/31/21	$15,022	$25,224	$14,988
11/30/21	$14,000	$25,049	$13,972
12/31/21	$13,472	$26,172	$13,450
01/31/22	$11,279	$24,817	$11,261
02/28/22	$10,829	$24,074	$10,814
03/31/22	$10,831	$24,968	$10,821
04/30/22	$8,884	$22,791	$8,877
05/31/22	$8,283	$22,833	$8,278
06/30/22	$8,940	$20,948	$8,928
07/31/22	$9,764	$22,879	$9,754
08/31/22	$10,084	$21,946	$10,074
09/30/22	$9,557	$19,925	$9,551
10/31/22	$9,891	$21,538	$9,888
11/30/22	$10,085	$22,742	$10,084
12/31/22	$10,002	$21,432	$10,003
01/31/23	$10,722	$22,778	$10,677
02/28/23	$9,984	$22,223	$9,933
03/31/23	$9,180	$23,038	$9,133
04/30/23	$9,664	$23,398	$9,629
05/31/23	$10,133	$23,500	$10,112
06/30/23	$10,026	$25,053	$10,011
07/31/23	$10,150	$25,857	$10,138
08/31/23	$9,535	$25,446	$9,545
09/30/23	$8,800	$24,232	$8,823
10/31/23	$7,977	$23,723	$7,993
11/30/23	$9,091	$25,889	$9,116
12/31/23	$10,752	$27,066	$10,780
01/31/24	$10,542	$27,520	$10,565
02/29/24	$11,855	$28,990	$11,879
03/31/24	$11,448	$29,923	$11,477
04/30/24	$10,180	$28,700	$10,210
05/31/24	$10,720	$30,124	$10,748
06/30/24	$11,182	$31,204	$11,206
07/31/24	$11,944	$31,584	$11,971
08/31/24	$12,222	$32,350	$12,254
09/30/24	$11,926	$33,041	$11,962
10/31/24	$11,701	$32,742	$11,738
11/30/24	$12,011	$34,664	$12,054
12/31/24	$10,870	$33,837	$10,907
01/31/25	$11,179	$34,780	$11,219
02/28/25	$10,704	$34,326	$10,744
03/31/25	$9,784	$32,392	$9,821
04/30/25	$10,014	$32,172	$10,056
05/31/25	$9,553	$34,197	$9,594
06/30/25	$10,000	$35,936	$10,045

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XBI	(10.57%)	(5.77%)	0.00%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Biotechnology Select Industry Index	(10.36%)	(5.64%)	0.04%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,822,162,218
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 22,351,057
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$4,822,162,218 Number of Portfolio Holdings130 Portfolio Turnover Rate43% Total Advisory Fees Paid$22,351,057
Holdings [Text Block]

Top Industries

Industry	%
Biotechnology	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Alnylam Pharmaceuticals, Inc.	2.7%
Exelixis, Inc.	2.6%
United Therapeutics Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.5%
Natera, Inc.	2.5%
Regeneron Pharmaceuticals, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
Moderna, Inc.	2.4%
Incyte Corp.	2.4%

Material Fund Change [Text Block]
C000019034
Shareholder Report [Line Items]
Fund Name	SPDR S&P Dividend ETF
Trading Symbol	SDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Dividend ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Dividend ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend but also on those who might be left behind by it. Dividend stocks lagged the broader U.S. market primarily due to the large weight of these technology names and their strong performance but still managed near double-digit positive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SDY	S&P 500 Index	S&P High Yield Dividend Aristocrats Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,173	$10,210	$10,177
08/31/15	$9,664	$9,594	$9,669
09/30/15	$9,534	$9,356	$9,539
10/31/15	$10,270	$10,145	$10,279
11/30/15	$10,294	$10,176	$10,306
12/31/15	$10,128	$10,015	$10,158
01/31/16	$9,940	$9,518	$9,974
02/29/16	$10,249	$9,505	$10,289
03/31/16	$11,068	$10,150	$11,118
04/30/16	$11,173	$10,189	$11,227
05/31/16	$11,333	$10,372	$11,392
06/30/16	$11,694	$10,399	$11,757
07/31/16	$12,028	$10,783	$12,098
08/31/16	$11,937	$10,798	$12,009
09/30/16	$11,826	$10,800	$11,901
10/31/16	$11,410	$10,603	$11,484
11/30/16	$11,940	$10,996	$12,022
12/31/16	$12,169	$11,213	$12,259
01/31/17	$12,268	$11,426	$12,363
02/28/17	$12,637	$11,879	$12,740
03/31/17	$12,619	$11,893	$12,724
04/30/17	$12,692	$12,015	$12,801
05/31/17	$12,700	$12,184	$12,814
06/30/17	$12,800	$12,260	$12,918
07/31/17	$12,945	$12,512	$13,068
08/31/17	$12,828	$12,551	$12,954
09/30/17	$13,220	$12,810	$13,356
10/31/17	$13,393	$13,109	$13,535
11/30/17	$13,946	$13,511	$14,100
12/31/17	$14,096	$13,661	$14,262
01/31/18	$14,380	$14,443	$14,555
02/28/18	$13,681	$13,911	$13,848
03/31/18	$13,696	$13,557	$13,867
04/30/18	$13,652	$13,609	$13,826
05/31/18	$13,821	$13,937	$14,003
06/30/18	$14,009	$14,023	$14,197
07/31/18	$14,571	$14,544	$14,773
08/31/18	$14,858	$15,018	$15,070
09/30/18	$14,897	$15,104	$15,113
10/31/18	$14,189	$14,072	$14,397
11/30/18	$14,896	$14,358	$15,122
12/31/18	$13,713	$13,062	$13,917
01/31/19	$14,579	$14,109	$14,802
02/28/19	$15,202	$14,562	$15,442
03/31/19	$15,322	$14,845	$15,568
04/30/19	$15,647	$15,446	$15,903
05/31/19	$14,769	$14,464	$15,012
06/30/19	$15,656	$15,483	$15,921
07/31/19	$15,792	$15,706	$16,064
08/31/19	$15,417	$15,457	$15,686
09/30/19	$16,014	$15,746	$16,299
10/31/19	$16,282	$16,087	$16,578
11/30/19	$16,581	$16,671	$16,888
12/31/19	$16,920	$17,175	$17,241
01/31/20	$16,444	$17,168	$16,759
02/29/20	$14,952	$15,755	$15,239
03/31/20	$12,681	$13,809	$12,920
04/30/20	$13,955	$15,579	$14,226
05/31/20	$14,422	$16,321	$14,706
06/30/20	$14,588	$16,645	$14,874
07/31/20	$14,949	$17,584	$15,249
08/31/20	$15,417	$18,848	$15,733
09/30/20	$14,887	$18,132	$15,189
10/31/20	$14,889	$17,650	$15,194
11/30/20	$16,722	$19,582	$17,075
12/31/20	$17,226	$20,334	$17,596
01/31/21	$17,141	$20,129	$17,513
02/28/21	$18,017	$20,684	$18,417
03/31/21	$19,310	$21,590	$19,747
04/30/21	$20,094	$22,742	$20,557
05/31/21	$20,528	$22,901	$21,009
06/30/21	$20,157	$23,436	$20,633
07/31/21	$20,289	$23,993	$20,775
08/31/21	$20,556	$24,722	$21,056
09/30/21	$19,508	$23,572	$19,981
10/31/21	$20,477	$25,224	$20,984
11/30/21	$20,022	$25,049	$20,520
12/31/21	$21,595	$26,172	$22,144
01/31/22	$21,111	$24,817	$21,654
02/28/22	$20,905	$24,074	$21,446
03/31/22	$21,546	$24,968	$22,110
04/30/22	$20,871	$22,791	$21,426
05/31/22	$21,376	$22,833	$21,952
06/30/22	$20,100	$20,948	$20,651
07/31/22	$21,436	$22,879	$22,031
08/31/22	$20,943	$21,946	$21,529
09/30/22	$18,998	$19,925	$19,529
10/31/22	$20,960	$21,538	$21,554
11/30/22	$22,382	$22,742	$23,026
12/31/22	$21,483	$21,432	$22,105
01/31/23	$22,215	$22,778	$22,865
02/28/23	$21,616	$22,223	$22,253
03/31/23	$21,367	$23,038	$21,998
04/30/23	$21,588	$23,398	$22,232
05/31/23	$20,268	$23,500	$20,869
06/30/23	$21,318	$25,053	$21,960
07/31/23	$22,052	$25,857	$22,727
08/31/23	$21,272	$25,446	$21,920
09/30/23	$20,132	$24,232	$20,749
10/31/23	$19,603	$23,723	$20,206
11/30/23	$20,943	$25,889	$21,594
12/31/23	$22,037	$27,066	$22,730
01/31/24	$21,793	$27,520	$22,483
02/29/24	$22,199	$28,990	$22,907
03/31/24	$23,331	$29,923	$24,086
04/30/24	$22,580	$28,700	$23,319
05/31/24	$23,104	$30,124	$23,865
06/30/24	$22,707	$31,204	$23,456
07/31/24	$24,090	$31,584	$24,897
08/31/24	$25,001	$32,350	$25,850
09/30/24	$25,522	$33,041	$26,398
10/31/24	$24,815	$32,742	$25,673
11/30/24	$25,841	$34,664	$26,742
12/31/24	$23,896	$33,837	$24,731
01/31/25	$24,341	$34,780	$25,200
02/28/25	$25,033	$34,326	$25,926
03/31/25	$24,706	$32,392	$25,599
04/30/25	$23,888	$32,172	$24,758
05/31/25	$24,529	$34,197	$25,430
06/30/25	$24,896	$35,936	$25,817

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SDY	9.64%	11.28%	9.55%
S&P 500 Index	15.16%	16.64%	13.65%
S&P High Yield Dividend Aristocrats Index	10.06%	11.66%	9.95%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 19,936,669,592
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 71,519,659
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$19,936,669,592 Number of Portfolio Holdings152 Portfolio Turnover Rate26% Total Advisory Fees Paid$71,519,659
Holdings [Text Block]

Top Ten Industries

Industry	%
Electric Utilities	8.2%
Machinery	6.7%
Semiconductors & Semiconductor Equipment	6.1%
Chemicals	5.2%
Insurance	4.8%
Household Products	4.4%
Aerospace & Defense	3.9%
Consumer Staples Distribution & Retail	3.8%
Food Products	3.8%
Oil, Gas & Consumable Fuels	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Microchip Technology, Inc.	2.4%
Verizon Communications, Inc.	2.4%
Realty Income Corp.	2.2%
Target Corp.	1.8%
Chevron Corp.	1.7%
Texas Instruments, Inc.	1.6%
Archer-Daniels-Midland Co.	1.4%
Eversource Energy	1.4%
Kimberly-Clark Corp.	1.4%
PepsiCo, Inc.	1.3%

Material Fund Change [Text Block]
C000205413
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Clean Power ETF
Trading Symbol	CNRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Kensho Clean Power ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Clean Power ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. Concerns that the Trump administration might reduce or eliminate clean energy subsidies in the US weighed on clean energy stocks. By the end of the reporting period, the broader market had pushed through the inflation and tariff volatility, but clean energy stocks lagged.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	CNRG	S&P 500 Index	S&P Kensho Clean Power Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,741	$9,842	$9,742
11/30/18	$10,457	$10,042	$10,464
12/31/18	$9,646	$9,135	$9,656
01/31/19	$11,090	$9,868	$11,109
02/28/19	$11,580	$10,184	$11,606
03/31/19	$11,337	$10,382	$11,366
04/30/19	$11,811	$10,803	$11,847
05/31/19	$11,671	$10,116	$11,718
06/30/19	$12,861	$10,829	$12,921
07/31/19	$13,194	$10,985	$13,259
08/31/19	$13,243	$10,811	$13,311
09/30/19	$13,235	$11,013	$13,310
10/31/19	$13,177	$11,252	$13,254
11/30/19	$13,549	$11,660	$13,629
12/31/19	$15,629	$12,012	$15,734
01/31/20	$15,745	$12,007	$15,826
02/29/20	$16,177	$11,019	$16,227
03/31/20	$12,654	$9,658	$12,684
04/30/20	$14,693	$10,896	$14,721
05/31/20	$15,774	$11,415	$15,807
06/30/20	$17,027	$11,642	$17,066
07/31/20	$19,664	$12,298	$19,711
08/31/20	$23,437	$13,182	$23,506
09/30/20	$25,092	$12,681	$25,173
10/31/20	$25,580	$12,344	$25,679
11/30/20	$32,790	$13,695	$32,936
12/31/20	$37,372	$14,222	$37,569
01/31/21	$45,132	$14,078	$45,392
02/28/21	$40,804	$14,467	$41,041
03/31/21	$39,367	$15,100	$39,606
04/30/21	$36,255	$15,906	$36,390
05/31/21	$34,918	$16,017	$35,071
06/30/21	$36,696	$16,391	$36,878
07/31/21	$34,331	$16,780	$34,501
08/31/21	$34,147	$17,291	$34,327
09/30/21	$32,645	$16,486	$32,821
10/31/21	$38,020	$17,642	$38,245
11/30/21	$35,045	$17,519	$35,253
12/31/21	$31,552	$18,304	$31,747
01/31/22	$27,967	$17,357	$28,147
02/28/22	$29,365	$16,838	$29,567
03/31/22	$31,404	$17,463	$31,641
04/30/22	$26,813	$15,940	$27,019
05/31/22	$28,996	$15,969	$29,236
06/30/22	$27,511	$14,651	$27,745
07/31/22	$32,446	$16,002	$32,738
08/31/22	$33,907	$15,349	$34,224
09/30/22	$29,936	$13,936	$30,219
10/31/22	$30,058	$15,064	$30,347
11/30/22	$32,901	$15,906	$33,230
12/31/22	$29,013	$14,989	$29,302
01/31/23	$32,509	$15,931	$32,855
02/28/23	$30,374	$15,543	$30,704
03/31/23	$30,725	$16,113	$31,069
04/30/23	$29,050	$16,365	$29,384
05/31/23	$28,413	$16,436	$28,751
06/30/23	$30,084	$17,522	$30,458
07/31/23	$29,975	$18,085	$30,354
08/31/23	$26,920	$17,797	$27,265
09/30/23	$24,062	$16,948	$24,369
10/31/23	$21,388	$16,592	$21,664
11/30/23	$23,062	$18,107	$23,369
12/31/23	$25,700	$18,930	$26,065
01/31/24	$22,161	$19,248	$22,476
02/29/24	$22,568	$20,276	$22,891
03/31/24	$23,222	$20,928	$23,563
04/30/24	$21,084	$20,073	$21,390
05/31/24	$24,346	$21,068	$24,715
06/30/24	$21,754	$21,824	$22,074
07/31/24	$22,932	$22,090	$23,275
08/31/24	$22,331	$22,626	$22,667
09/30/24	$23,830	$23,109	$24,199
10/31/24	$22,436	$22,900	$22,789
11/30/24	$23,469	$24,244	$23,846
12/31/24	$21,954	$23,666	$22,312
01/31/25	$22,143	$24,325	$22,505
02/28/25	$20,003	$24,008	$20,322
03/31/25	$18,295	$22,655	$18,577
04/30/25	$17,940	$22,501	$18,212
05/31/25	$20,196	$23,918	$20,510
06/30/25	$21,658	$25,134	$21,999

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/18
CNRG	(0.44%)	4.93%	12.25%
S&P 500 Index	15.16%	16.64%	14.78%
S&P Kensho Clean Power Index	(0.34%)	5.21%	12.51%

Performance Inception Date	Oct. 22, 2018
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 122,142,424
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 676,417
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$122,142,424 Number of Portfolio Holdings44 Portfolio Turnover Rate42% Total Advisory Fees Paid$676,417
Holdings [Text Block]

Top Ten Industries

Industry	%
Electrical Equipment	31.7%
Semiconductors & Semiconductor Equipment	19.7%
Electric Utilities	14.7%
Independent Power Producers & Energy Traders	10.0%
Construction & Engineering	7.1%
Machinery	3.0%
Multi-Utilities	2.9%
Electronic Equipment, Instruments & Components	2.2%
Energy Equipment & Services	2.2%
Diversified Consumer Services	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Eos Energy Enterprises, Inc.	3.7%
Constellation Energy Corp.	3.2%
Generac Holdings, Inc.	3.2%
JinkoSolar Holding Co. Ltd.ADR	3.2%
GE Vernova, Inc.	3.2%
Bloom Energy Corp., Class A	3.1%
Ormat Technologies, Inc.	3.1%
Daqo New Energy Corp.ADR	3.0%
TransAlta Corp.	3.0%
Canadian Solar, Inc.	2.9%

Material Fund Change [Text Block]
C000205414
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Final Frontiers ETF
Trading Symbol	ROKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Kensho Final Frontiers ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Final Frontiers ETF	$55	0.45%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (AI). By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.  The Final Frontiers enjoyed a very strong year, as the growth in AI and robotics had investors focused on emerging space technologies, such as satellite man manufacturing, satellite communications, and space-based imagery.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ROKT	S&P 500 Index	S&P Kensho Final Frontiers Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,506	$9,842	$9,505
11/30/18	$9,517	$10,042	$9,521
12/31/18	$8,637	$9,135	$8,640
01/31/19	$9,607	$9,868	$9,616
02/28/19	$10,331	$10,184	$10,345
03/31/19	$10,048	$10,382	$10,065
04/30/19	$10,673	$10,803	$10,696
05/31/19	$10,304	$10,116	$10,329
06/30/19	$11,252	$10,829	$11,287
07/31/19	$11,479	$10,985	$11,518
08/31/19	$11,872	$10,811	$11,919
09/30/19	$11,914	$11,013	$11,965
10/31/19	$11,597	$11,252	$11,651
11/30/19	$11,956	$11,660	$12,017
12/31/19	$12,062	$12,012	$12,129
01/31/20	$12,426	$12,007	$12,500
02/29/20	$11,299	$11,019	$11,366
03/31/20	$8,849	$9,658	$8,899
04/30/20	$9,781	$10,896	$9,845
05/31/20	$10,403	$11,415	$10,476
06/30/20	$10,202	$11,642	$10,277
07/31/20	$10,319	$12,298	$10,396
08/31/20	$10,852	$13,182	$10,937
09/30/20	$10,580	$12,681	$10,664
10/31/20	$10,273	$12,344	$10,358
11/30/20	$12,357	$13,695	$12,465
12/31/20	$13,071	$14,222	$13,191
01/31/21	$12,753	$14,078	$12,873
02/28/21	$13,240	$14,467	$13,370
03/31/21	$13,762	$15,100	$13,903
04/30/21	$14,034	$15,906	$14,183
05/31/21	$14,226	$16,017	$14,383
06/30/21	$14,541	$16,391	$14,709
07/31/21	$14,196	$16,780	$14,365
08/31/21	$14,053	$17,291	$14,226
09/30/21	$13,612	$16,486	$13,783
10/31/21	$13,836	$17,642	$14,016
11/30/21	$13,137	$17,519	$13,311
12/31/21	$13,688	$18,304	$13,878
01/31/22	$12,886	$17,357	$13,069
02/28/22	$13,674	$16,838	$13,874
03/31/22	$14,156	$17,463	$14,370
04/30/22	$13,049	$15,940	$13,248
05/31/22	$13,127	$15,969	$13,334
06/30/22	$12,154	$14,651	$12,347
07/31/22	$13,339	$16,002	$13,557
08/31/22	$12,822	$15,349	$13,033
09/30/22	$11,451	$13,936	$11,640
10/31/22	$13,162	$15,064	$13,386
11/30/22	$13,652	$15,906	$13,890
12/31/22	$13,572	$14,989	$13,813
01/31/23	$14,563	$15,931	$14,829
02/28/23	$14,455	$15,543	$14,723
03/31/23	$14,119	$16,113	$14,384
04/30/23	$13,930	$16,365	$14,196
05/31/23	$13,859	$16,436	$14,128
06/30/23	$15,123	$17,522	$15,424
07/31/23	$15,219	$18,085	$15,526
08/31/23	$14,650	$17,797	$14,951
09/30/23	$13,652	$16,948	$13,934
10/31/23	$13,415	$16,592	$13,697
11/30/23	$14,487	$18,107	$14,799
12/31/23	$15,535	$18,930	$15,880
01/31/24	$14,675	$19,248	$15,005
02/29/24	$15,256	$20,276	$15,606
03/31/24	$15,595	$20,928	$15,960
04/30/24	$15,134	$20,073	$15,494
05/31/24	$15,815	$21,068	$16,198
06/30/24	$15,566	$21,824	$15,949
07/31/24	$17,035	$22,090	$17,462
08/31/24	$17,184	$22,626	$17,623
09/30/24	$17,669	$23,109	$18,128
10/31/24	$17,528	$22,900	$17,991
11/30/24	$20,955	$24,244	$21,519
12/31/24	$19,863	$23,666	$20,407
01/31/25	$20,639	$24,325	$21,211
02/28/25	$19,452	$24,008	$19,997
03/31/25	$18,668	$22,655	$19,198
04/30/25	$18,576	$22,501	$19,110
05/31/25	$20,493	$23,918	$21,091
06/30/25	$22,576	$25,134	$23,248

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/18
ROKT	45.03%	17.22%	12.95%
S&P 500 Index	15.16%	16.64%	14.78%
S&P Kensho Final Frontiers Index	45.77%	17.73%	13.44%

Performance Inception Date	Oct. 22, 2018
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 22,538,972
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 84,062
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$22,538,972 Number of Portfolio Holdings35 Portfolio Turnover Rate21% Total Advisory Fees Paid$84,062
Holdings [Text Block]

Top Industries

Industry	%
Aerospace & Defense	52.1%
Electronic Equipment, Instruments & Components	11.3%
Professional Services	10.8%
Energy Equipment & Services	6.2%
Machinery	6.2%
Diversified Telecommunication Services	3.9%
Industrial Conglomerates	3.8%
Communications Equipment	3.1%
Semiconductors & Semiconductor Equipment	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Rocket Lab Corp.	4.8%
HEICO Corp.	4.0%
Iridium Communications, Inc.	3.9%
Planet Labs PBC	3.9%
Honeywell International, Inc.	3.8%
RTX Corp.	3.8%
ESCO Technologies, Inc.	3.8%
Teledyne Technologies, Inc.	3.8%
Northrop Grumman Corp.	3.8%
L3Harris Technologies, Inc.	3.8%

Material Fund Change [Text Block]
C000195383
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Future Security ETF
Trading Symbol	FITE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Kensho Future Security ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Future Security ETF	$53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (AI).  Alongside, the growing need and demand for increased cybersecurity and robotics continues to help future security companies' strong positive performance.  By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. Future Security Index followed suit over the same period with impressive return of 34.8%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	FITE	S&P 500 Index	S&P Kensho Future Security Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,955	$9,978	$9,956
01/31/18	$10,291	$10,549	$10,296
02/28/18	$10,468	$10,160	$10,477
03/31/18	$10,452	$9,902	$10,465
04/30/18	$10,480	$9,940	$10,496
05/31/18	$10,961	$10,179	$10,987
06/30/18	$10,956	$10,242	$10,987
07/31/18	$11,294	$10,623	$11,330
08/31/18	$11,879	$10,969	$11,923
09/30/18	$12,041	$11,032	$12,089
10/31/18	$10,667	$10,278	$10,713
11/30/18	$10,840	$10,487	$10,890
12/31/18	$9,970	$9,540	$9,989
01/31/19	$11,098	$10,305	$11,116
02/28/19	$12,052	$10,635	$12,074
03/31/19	$11,926	$10,842	$11,952
04/30/19	$12,627	$11,281	$12,658
05/31/19	$11,956	$10,564	$11,987
06/30/19	$12,749	$11,309	$12,786
07/31/19	$13,010	$11,471	$13,051
08/31/19	$12,588	$11,290	$12,631
09/30/19	$12,663	$11,501	$12,709
10/31/19	$12,949	$11,750	$12,999
11/30/19	$13,343	$12,176	$13,396
12/31/19	$13,315	$12,544	$13,373
01/31/20	$13,683	$12,539	$13,745
02/29/20	$12,279	$11,507	$12,338
03/31/20	$10,555	$10,086	$10,626
04/30/20	$11,692	$11,378	$11,776
05/31/20	$12,738	$11,920	$12,832
06/30/20	$12,601	$12,157	$12,697
07/31/20	$13,069	$12,843	$13,173
08/31/20	$13,289	$13,766	$13,396
09/30/20	$12,744	$13,243	$12,849
10/31/20	$12,294	$12,891	$12,399
11/30/20	$14,086	$14,302	$14,209
12/31/20	$15,953	$14,852	$16,101
01/31/21	$16,165	$14,702	$16,318
02/28/21	$16,329	$15,107	$16,484
03/31/21	$16,669	$15,769	$16,829
04/30/21	$17,339	$16,610	$17,510
05/31/21	$17,683	$16,726	$17,861
06/30/21	$17,956	$17,117	$18,143
07/31/21	$18,086	$17,524	$18,280
08/31/21	$18,483	$18,056	$18,687
09/30/21	$17,496	$17,217	$17,691
10/31/21	$18,677	$18,423	$18,890
11/30/21	$17,695	$18,295	$17,900
12/31/21	$18,260	$19,115	$18,481
01/31/22	$16,673	$18,126	$16,879
02/28/22	$17,665	$17,583	$17,886
03/31/22	$18,332	$18,236	$18,566
04/30/22	$16,551	$16,646	$16,767
05/31/22	$16,345	$16,676	$16,561
06/30/22	$15,324	$15,300	$15,528
07/31/22	$16,193	$16,711	$16,414
08/31/22	$16,075	$16,029	$16,295
09/30/22	$14,493	$14,553	$14,693
10/31/22	$16,050	$15,731	$16,278
11/30/22	$15,550	$16,610	$15,771
12/31/22	$15,001	$15,653	$15,218
01/31/23	$15,905	$16,637	$16,140
02/28/23	$15,926	$16,231	$16,164
03/31/23	$16,179	$16,827	$16,425
04/30/23	$15,421	$17,089	$15,659
05/31/23	$16,458	$17,164	$16,716
06/30/23	$17,034	$18,298	$17,305
07/31/23	$17,304	$18,886	$17,582
08/31/23	$17,265	$18,585	$17,544
09/30/23	$16,348	$17,699	$16,614
10/31/23	$15,973	$17,327	$16,237
11/30/23	$17,831	$18,909	$18,015
12/31/23	$19,247	$19,768	$19,451
01/31/24	$19,086	$20,100	$19,287
02/29/24	$19,924	$21,173	$20,137
03/31/24	$20,008	$21,855	$20,226
04/30/24	$18,941	$20,962	$19,152
05/31/24	$19,250	$22,001	$19,469
06/30/24	$19,771	$22,791	$20,000
07/31/24	$20,910	$23,068	$21,156
08/31/24	$21,266	$23,628	$21,520
09/30/24	$21,594	$24,133	$21,856
10/31/24	$21,444	$23,914	$21,710
11/30/24	$24,175	$25,317	$24,481
12/31/24	$23,439	$24,714	$23,739
01/31/25	$24,606	$25,402	$24,923
02/28/25	$23,029	$25,071	$23,327
03/31/25	$21,966	$23,658	$22,251
04/30/25	$22,399	$23,498	$22,691
05/31/25	$24,188	$24,977	$24,507
06/30/25	$26,599	$26,247	$26,960

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/26/17
FITE	34.54%	16.12%	13.91%
S&P 500 Index	15.16%	16.64%	13.71%
S&P Kensho Future Security Index	34.80%	16.25%	14.12%

Performance Inception Date	Dec. 26, 2017
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 73,698,213
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 332,112
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$73,698,213 Number of Portfolio Holdings76 Portfolio Turnover Rate22% Total Advisory Fees Paid$332,112
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	28.9%
Aerospace & Defense	27.9%
Electronic Equipment, Instruments & Components	12.8%
Communications Equipment	7.9%
Professional Services	6.7%
IT Services	4.4%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.2%
Diversified Telecommunication Services	1.5%
Life Sciences Tools & Services	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
AeroVironment, Inc.	2.1%
Viasat, Inc.	1.9%
Rocket Lab Corp.	1.8%
Kratos Defense & Security Solutions, Inc.	1.6%
Datadog, Inc., Class A	1.6%
Planet Labs PBC	1.6%
Juniper Networks, Inc.	1.6%
BlackBerry Ltd.	1.6%
Broadcom, Inc.	1.5%
Cloudflare, Inc., Class A	1.5%

Material Fund Change [Text Block]
C000195381
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Intelligent Structures ETF
Trading Symbol	SIMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Kensho Intelligent Structures ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Intelligent Structures ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was shaped initially by inflation dynamics and investor speculation around how the U.S. Federal Reserve and other central banks might respond to more favorable inflation data. This narrative shifted mid-period with the introduction of a new tariff regime by the U.S. administration, which added a layer of geopolitical uncertainty and market volatility. Meanwhile, the secular growth story continued to be dominated by developments in artificial intelligence (A.I.). Investor focus extended beyond companies positioned to benefit from the AI megatrend to include those potentially at risk of being disrupted by it. This bifurcation in market sentiment contributed to notable dispersion in equity performance across sectors. Despite the macroeconomic and policy headwinds, global equity markets proved resilient. U.S., developed, and emerging markets all posted gains over the 1-year period. Underscoring the strength of the AI-driven rally, the world’s largest company reached a market capitalization of nearly $4.0 trillion by the end of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SIMS	S&P 500 Index	S&P Kensho Intelligent Infrastructure Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$10,005	$9,978	$10,005
01/31/18	$10,326	$10,549	$10,310
02/28/18	$9,897	$10,160	$9,884
03/31/18	$9,787	$9,902	$9,779
04/30/18	$9,474	$9,940	$9,471
05/31/18	$9,702	$10,179	$9,704
06/30/18	$9,693	$10,242	$9,701
07/31/18	$10,152	$10,623	$10,164
08/31/18	$10,470	$10,969	$10,486
09/30/18	$10,319	$11,032	$10,339
10/31/18	$8,954	$10,278	$8,973
11/30/18	$9,170	$10,487	$9,194
12/31/18	$8,250	$9,540	$8,272
01/31/19	$9,230	$10,305	$9,259
02/28/19	$9,746	$10,635	$9,777
03/31/19	$9,388	$10,842	$9,420
04/30/19	$10,012	$11,281	$10,050
05/31/19	$9,370	$10,564	$9,405
06/30/19	$10,179	$11,309	$10,222
07/31/19	$10,127	$11,471	$10,172
08/31/19	$9,603	$11,290	$9,646
09/30/19	$10,091	$11,501	$10,137
10/31/19	$10,333	$11,750	$10,381
11/30/19	$10,717	$12,176	$10,765
12/31/19	$11,146	$12,544	$11,192
01/31/20	$10,809	$12,539	$10,856
02/29/20	$10,079	$11,507	$10,122
03/31/20	$7,930	$10,086	$7,959
04/30/20	$9,012	$11,378	$9,050
05/31/20	$9,534	$11,920	$9,573
06/30/20	$10,221	$12,157	$10,270
07/31/20	$10,756	$12,843	$10,807
08/31/20	$11,233	$13,766	$11,288
09/30/20	$11,073	$13,243	$11,126
10/31/20	$11,080	$12,891	$11,137
11/30/20	$13,256	$14,302	$13,330
12/31/20	$14,432	$14,852	$14,517
01/31/21	$14,755	$14,702	$14,839
02/28/21	$15,164	$15,107	$15,253
03/31/21	$15,571	$15,769	$15,659
04/30/21	$15,984	$16,610	$16,065
05/31/21	$16,231	$16,726	$16,308
06/30/21	$16,477	$17,117	$16,559
07/31/21	$15,980	$17,524	$16,060
08/31/21	$16,209	$18,056	$16,291
09/30/21	$15,078	$17,217	$15,154
10/31/21	$16,339	$18,423	$16,424
11/30/21	$15,856	$18,295	$15,940
12/31/21	$15,739	$19,115	$15,824
01/31/22	$13,870	$18,126	$13,941
02/28/22	$13,699	$17,583	$13,761
03/31/22	$14,157	$18,236	$14,217
04/30/22	$12,465	$16,646	$12,502
05/31/22	$12,588	$16,676	$12,615
06/30/22	$11,201	$15,300	$11,212
07/31/22	$12,987	$16,711	$12,996
08/31/22	$12,739	$16,029	$12,736
09/30/22	$11,264	$14,553	$11,248
10/31/22	$12,246	$15,731	$12,224
11/30/22	$12,549	$16,610	$12,523
12/31/22	$11,464	$15,653	$11,431
01/31/23	$12,890	$16,637	$12,847
02/28/23	$12,368	$16,231	$12,312
03/31/23	$12,211	$16,827	$12,143
04/30/23	$11,453	$17,089	$11,377
05/31/23	$11,626	$17,164	$11,535
06/30/23	$12,742	$18,298	$12,633
07/31/23	$13,523	$18,886	$13,406
08/31/23	$12,293	$18,585	$12,181
09/30/23	$11,328	$17,699	$11,218
10/31/23	$10,157	$17,327	$10,055
11/30/23	$11,416	$18,909	$11,302
12/31/23	$12,331	$19,768	$12,209
01/31/24	$11,353	$20,100	$11,238
02/29/24	$12,191	$21,173	$12,067
03/31/24	$12,378	$21,855	$12,246
04/30/24	$11,704	$20,962	$11,576
05/31/24	$12,488	$22,001	$12,349
06/30/24	$11,928	$22,791	$11,792
07/31/24	$12,937	$23,068	$12,790
08/31/24	$12,477	$23,628	$12,331
09/30/24	$12,408	$24,133	$12,261
10/31/24	$12,425	$23,914	$12,278
11/30/24	$13,413	$25,317	$13,255
12/31/24	$12,297	$24,714	$12,148
01/31/25	$12,294	$25,402	$12,148
02/28/25	$11,864	$25,071	$11,721
03/31/25	$11,155	$23,658	$11,018
04/30/25	$10,993	$23,498	$10,857
05/31/25	$12,005	$24,977	$11,857
06/30/25	$12,791	$26,247	$12,639

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/26/17
SIMS	7.24%	4.59%	3.33%
S&P 500 Index	15.16%	16.64%	13.71%
S&P Kensho Intelligent Infrastructure Index	7.18%	4.24%	3.17%

Performance Inception Date	Dec. 26, 2017
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,500,372
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 47,107
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,500,372 Number of Portfolio Holdings43 Portfolio Turnover Rate25% Total Advisory Fees Paid$47,107
Holdings [Text Block]

Top Ten Industries

Industry	%
Electrical Equipment	16.1%
Machinery	13.6%
Electronic Equipment, Instruments & Components	11.0%
Building Products	8.4%
Commercial Services & Supplies	6.4%
Software	5.7%
Oil, Gas & Consumable Fuels	5.6%
Semiconductors & Semiconductor Equipment	5.3%
Professional Services	3.9%
Diversified Consumer Services	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Generac Holdings, Inc.	3.5%
Silicon Laboratories, Inc.	3.4%
Itron, Inc.	3.4%
Bloom Energy Corp., Class A	3.3%
Resideo Technologies, Inc.	3.3%
Pentair PLC	3.3%
ADT, Inc.	3.2%
Veralto Corp.	3.2%
Johnson Controls International PLC	3.2%
Xylem, Inc.	3.2%

Material Fund Change [Text Block]
C000205415
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho New Economies Composite ETF
Trading Symbol	KOMP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Kensho New Economies Composite ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho New Economies Composite ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Google. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	KOMP	S&P 500 Index	S&P Kensho New Economies Composite Index
10/22/18	$10,000	$10,000	$10,000
10/31/18	$9,653	$9,842	$9,653
11/30/18	$9,877	$10,042	$9,879
12/31/18	$8,831	$9,135	$8,831
01/31/19	$9,900	$9,868	$9,903
02/28/19	$10,546	$10,184	$10,553
03/31/19	$10,422	$10,382	$10,431
04/30/19	$10,855	$10,803	$10,867
05/31/19	$10,182	$10,116	$10,196
06/30/19	$11,071	$10,829	$11,093
07/31/19	$11,317	$10,985	$11,342
08/31/19	$11,029	$10,811	$11,055
09/30/19	$11,028	$11,013	$11,057
10/31/19	$11,225	$11,252	$11,256
11/30/19	$11,688	$11,660	$11,720
12/31/19	$12,089	$12,012	$12,124
01/31/20	$12,195	$12,007	$12,227
02/29/20	$11,468	$11,019	$11,497
03/31/20	$9,511	$9,658	$9,531
04/30/20	$10,925	$10,896	$10,945
05/31/20	$11,747	$11,415	$11,773
06/30/20	$12,521	$11,642	$12,553
07/31/20	$13,394	$12,298	$13,428
08/31/20	$14,582	$13,182	$14,621
09/30/20	$14,401	$12,681	$14,438
10/31/20	$14,552	$12,344	$14,590
11/30/20	$17,765	$13,695	$17,814
12/31/20	$19,460	$14,222	$19,524
01/31/21	$21,788	$14,078	$21,848
02/28/21	$22,700	$14,467	$22,764
03/31/21	$22,923	$15,100	$22,978
04/30/21	$22,530	$15,906	$22,574
05/31/21	$22,165	$16,017	$22,199
06/30/21	$22,698	$16,391	$22,740
07/31/21	$21,625	$16,780	$21,658
08/31/21	$22,028	$17,291	$22,057
09/30/21	$20,704	$16,486	$20,724
10/31/21	$22,041	$17,642	$22,059
11/30/21	$20,888	$17,519	$20,892
12/31/21	$20,181	$18,304	$20,185
01/31/22	$17,797	$17,357	$17,805
02/28/22	$17,646	$16,838	$17,652
03/31/22	$17,815	$17,463	$17,822
04/30/22	$15,521	$15,940	$15,520
05/31/22	$15,440	$15,969	$15,435
06/30/22	$13,969	$14,651	$13,961
07/31/22	$15,441	$16,002	$15,423
08/31/22	$15,017	$15,349	$14,993
09/30/22	$13,347	$13,936	$13,317
10/31/22	$14,390	$15,064	$14,358
11/30/22	$14,702	$15,906	$14,666
12/31/22	$13,688	$14,989	$13,649
01/31/23	$15,375	$15,931	$15,329
02/28/23	$14,831	$15,543	$14,779
03/31/23	$14,870	$16,113	$14,813
04/30/23	$14,236	$16,365	$14,177
05/31/23	$14,320	$16,436	$14,256
06/30/23	$15,563	$17,522	$15,493
07/31/23	$16,605	$18,085	$16,526
08/31/23	$15,048	$17,797	$14,970
09/30/23	$13,873	$16,948	$13,795
10/31/23	$12,944	$16,592	$12,868
11/30/23	$14,633	$18,107	$14,537
12/31/23	$16,455	$18,930	$16,351
01/31/24	$15,381	$19,248	$15,281
02/29/24	$16,345	$20,276	$16,236
03/31/24	$16,947	$20,928	$16,831
04/30/24	$15,753	$20,073	$15,630
05/31/24	$16,516	$21,068	$16,386
06/30/24	$16,294	$21,824	$16,164
07/31/24	$17,243	$22,090	$17,098
08/31/24	$17,123	$22,626	$16,977
09/30/24	$17,484	$23,109	$17,335
10/31/24	$17,420	$22,900	$17,271
11/30/24	$19,333	$24,244	$19,171
12/31/24	$18,072	$23,666	$17,921
01/31/25	$18,995	$24,325	$18,838
02/28/25	$17,966	$24,008	$17,817
03/31/25	$16,595	$22,655	$16,455
04/30/25	$16,629	$22,501	$16,487
05/31/25	$17,919	$23,918	$17,768
06/30/25	$19,451	$25,134	$19,296

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/22/18
KOMP	19.38%	9.21%	10.46%
S&P 500 Index	15.16%	16.64%	14.78%
S&P Kensho New Economies Composite Index	19.38%	8.98%	10.33%

Performance Inception Date	Oct. 22, 2018
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,292,149,863
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 4,146,367
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,292,149,863 Number of Portfolio Holdings455 Portfolio Turnover Rate45% Total Advisory Fees Paid$4,146,367
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	12.2%
Aerospace & Defense	9.1%
Electronic Equipment, Instruments & Components	8.3%
Semiconductors & Semiconductor Equipment	6.7%
Interactive Media & Services	6.0%
Health Care Equipment & Supplies	4.8%
Machinery	4.5%
Electrical Equipment	3.1%
Automobiles	3.1%
Professional Services	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Elbit Systems Ltd.	1.0%
PTC, Inc.	0.9%
Parsons Corp.	0.9%
Teledyne Technologies, Inc.	0.9%
Ambarella, Inc.	0.8%
Avis Budget Group, Inc.	0.8%
Meta Platforms, Inc., Class A	0.8%
Leidos Holdings, Inc.	0.8%
EHang Holdings Ltd.	0.7%
Coinbase Global, Inc., Class A	0.7%

Material Fund Change [Text Block]
C000195382
Shareholder Report [Line Items]
Fund Name	SPDR S&P Kensho Smart Mobility ETF
Trading Symbol	HAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Kensho Smart Mobility ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Kensho Smart Mobility ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.). By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	HAIL	S&P 500 Index	S&P Kensho Smart Transportation Index
12/26/17	$10,000	$10,000	$10,000
12/31/17	$9,943	$9,978	$9,944
01/31/18	$10,664	$10,549	$10,669
02/28/18	$10,187	$10,160	$10,196
03/31/18	$9,871	$9,902	$9,882
04/30/18	$9,836	$9,940	$9,851
05/31/18	$10,061	$10,179	$10,080
06/30/18	$9,942	$10,242	$9,962
07/31/18	$10,135	$10,623	$10,159
08/31/18	$10,282	$10,969	$10,312
09/30/18	$10,161	$11,032	$10,193
10/31/18	$9,117	$10,278	$9,148
11/30/18	$9,119	$10,487	$9,153
12/31/18	$8,000	$9,540	$8,034
01/31/19	$9,258	$10,305	$9,300
02/28/19	$9,724	$10,635	$9,770
03/31/19	$9,360	$10,842	$9,406
04/30/19	$9,922	$11,281	$9,972
05/31/19	$8,633	$10,564	$8,673
06/30/19	$9,623	$11,309	$9,669
07/31/19	$9,638	$11,471	$9,687
08/31/19	$8,736	$11,290	$8,781
09/30/19	$9,079	$11,501	$9,128
10/31/19	$9,400	$11,750	$9,449
11/30/19	$9,998	$12,176	$10,043
12/31/19	$10,427	$12,544	$10,460
01/31/20	$10,357	$12,539	$10,377
02/29/20	$9,760	$11,507	$9,767
03/31/20	$7,261	$10,086	$7,259
04/30/20	$8,705	$11,378	$8,698
05/31/20	$9,326	$11,920	$9,310
06/30/20	$11,016	$12,157	$10,997
07/31/20	$11,435	$12,843	$11,413
08/31/20	$13,216	$13,766	$13,195
09/30/20	$13,076	$13,243	$13,049
10/31/20	$13,486	$12,891	$13,462
11/30/20	$17,744	$14,302	$17,714
12/31/20	$19,153	$14,852	$19,126
01/31/21	$21,557	$14,702	$21,505
02/28/21	$21,573	$15,107	$21,510
03/31/21	$21,392	$15,769	$21,301
04/30/21	$21,228	$16,610	$21,125
05/31/21	$21,657	$16,726	$21,537
06/30/21	$21,830	$17,117	$21,712
07/31/21	$20,459	$17,524	$20,330
08/31/21	$19,906	$18,056	$19,768
09/30/21	$19,308	$17,217	$19,174
10/31/21	$20,747	$18,423	$20,606
11/30/21	$20,763	$18,295	$20,621
12/31/21	$19,557	$19,115	$19,424
01/31/22	$16,919	$18,126	$16,805
02/28/22	$16,745	$17,583	$16,629
03/31/22	$16,609	$18,236	$16,490
04/30/22	$14,274	$16,646	$14,162
05/31/22	$14,267	$16,676	$14,145
06/30/22	$12,246	$15,300	$12,130
07/31/22	$14,056	$16,711	$13,853
08/31/22	$13,353	$16,029	$13,155
09/30/22	$11,303	$14,553	$11,128
10/31/22	$11,965	$15,731	$11,777
11/30/22	$12,313	$16,610	$12,110
12/31/22	$10,638	$15,653	$10,444
01/31/23	$12,844	$16,637	$12,608
02/28/23	$12,317	$16,231	$12,076
03/31/23	$11,514	$16,827	$11,277
04/30/23	$10,411	$17,089	$10,187
05/31/23	$10,675	$17,164	$10,427
06/30/23	$12,159	$18,298	$11,865
07/31/23	$14,083	$18,886	$13,705
08/31/23	$11,849	$18,585	$11,490
09/30/23	$11,336	$17,699	$10,980
10/31/23	$9,553	$17,327	$9,241
11/30/23	$10,384	$18,909	$10,033
12/31/23	$11,656	$19,768	$11,262
01/31/24	$10,260	$20,100	$9,905
02/29/24	$10,849	$21,173	$10,466
03/31/24	$11,131	$21,855	$10,683
04/30/24	$10,151	$20,962	$9,682
05/31/24	$10,957	$22,001	$10,426
06/30/24	$10,408	$22,791	$9,884
07/31/24	$10,883	$23,068	$10,269
08/31/24	$10,465	$23,628	$9,856
09/30/24	$10,839	$24,133	$10,195
10/31/24	$10,017	$23,914	$9,404
11/30/24	$10,936	$25,317	$10,257
12/31/24	$10,832	$24,714	$10,146
01/31/25	$10,780	$25,402	$10,081
02/28/25	$10,627	$25,071	$9,932
03/31/25	$9,868	$23,658	$9,215
04/30/25	$9,693	$23,498	$9,048
05/31/25	$10,583	$24,977	$9,856
06/30/25	$11,648	$26,247	$10,851

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/26/17
HAIL	11.91%	1.12%	2.05%
S&P 500 Index	15.16%	16.64%	13.71%
S&P Kensho Smart Transportation Index	9.78%	(0.27%)	1.09%

Performance Inception Date	Dec. 26, 2017
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 21,258,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 126,999
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$21,258,037 Number of Portfolio Holdings82 Portfolio Turnover Rate33% Total Advisory Fees Paid$126,999
Holdings [Text Block]

Top Ten Industries

Industry	%
Automobiles	18.5%
Auto Components	18.1%
Semiconductors & Semiconductor Equipment	15.3%
Electronic Equipment, Instruments & Components	9.8%
Machinery	9.0%
Software	6.6%
Ground Transportation	6.2%
Aerospace & Defense	5.8%
Electrical Equipment	2.4%
Communications Equipment	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Aeva Technologies, Inc.	2.4%
Avis Budget Group, Inc.	2.0%
Ambarella, Inc.	1.8%
Ouster, Inc.	1.8%
Allegro MicroSystems, Inc.	1.7%
NVIDIA Corp.	1.7%
indie Semiconductor, Inc., Class A	1.7%
Mobileye Global, Inc., Class A	1.7%
Uber Technologies, Inc.	1.6%
Hesai Group ADR	1.6%

Material Fund Change [Text Block]
C000033535
Shareholder Report [Line Items]
Fund Name	SPDR S&P Oil & Gas Exploration & Production ETF
Trading Symbol	XOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Oil & Gas Exploration & Production ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Exploration & Production ETF	$33	0.35%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, oil’s performance was marked by alternating quarters of decline and recovery, reflecting a tug-of-war between supply-side decisions (Organization of the Petroleum Exporting Countries+), demand-side concerns (global growth), and geopolitical shocks. The energy sector’s volatility underscored the fragility of the global recovery and the importance of oil as both a driver and a barometer of macroeconomic and geopolitical dynamics. Oil’s volatility contributed to inflation uncertainty, particularly in Q4 2024 when central banks, including the U.S. Federal Reserves and the European Central Bank, remained cautious despite easing cycles. Rising oil prices in Q1 2025 added to inflationary pressures, while declines in Q2 2025 helped ease them. Oil’s sensitivity to Middle East tensions and U.S.-China trade policy added a geopolitical risk premium to markets, particularly in Q1 and Q2 2025. On a security level, strongest contributors to the Fund's performance were EQT Corp., Comstock Resources Inc., and Expand Energy Corp.. The weakest contributors were Civitas Resources Inc., PBF Energy Inc., and Murphy Oil Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XOP	S&P 500 Index	S&P Oil & Gas Exploration & Production Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$8,216	$10,210	$8,210
08/31/15	$8,193	$9,594	$8,182
09/30/15	$7,068	$9,356	$7,066
10/31/15	$7,983	$10,145	$7,980
11/30/15	$7,993	$10,176	$7,989
12/31/15	$6,537	$10,015	$6,520
01/31/16	$6,167	$9,518	$6,152
02/29/16	$5,325	$9,505	$5,311
03/31/16	$6,585	$10,150	$6,573
04/30/16	$7,747	$10,189	$7,736
05/31/16	$7,700	$10,372	$7,691
06/30/16	$7,562	$10,399	$7,554
07/31/16	$7,443	$10,783	$7,437
08/31/16	$7,994	$10,798	$7,991
09/30/16	$8,376	$10,800	$8,375
10/31/16	$7,709	$10,603	$7,710
11/30/16	$9,122	$10,996	$9,129
12/31/16	$9,041	$11,213	$9,051
01/31/17	$8,741	$11,426	$8,753
02/28/17	$8,260	$11,879	$8,273
03/31/17	$8,186	$11,893	$8,200
04/30/17	$7,650	$12,015	$7,665
05/31/17	$7,126	$12,184	$7,141
06/30/17	$6,992	$12,260	$7,007
07/31/17	$7,129	$12,512	$7,146
08/31/17	$6,614	$12,551	$6,630
09/30/17	$7,490	$12,810	$7,512
10/31/17	$7,527	$13,109	$7,552
11/30/17	$7,844	$13,511	$7,872
12/31/17	$8,197	$13,661	$8,230
01/31/18	$8,114	$14,443	$8,148
02/28/18	$7,274	$13,911	$7,306
03/31/18	$7,767	$13,557	$7,804
04/30/18	$8,675	$13,609	$8,719
05/31/18	$9,306	$13,937	$9,355
06/30/18	$9,503	$14,023	$9,555
07/31/18	$9,491	$14,544	$9,546
08/31/18	$9,349	$15,018	$9,405
09/30/18	$9,572	$15,104	$9,633
10/31/18	$7,983	$14,072	$8,038
11/30/18	$7,244	$14,358	$7,294
12/31/18	$5,882	$13,062	$5,924
01/31/19	$6,769	$14,109	$6,819
02/28/19	$6,598	$14,562	$6,648
03/31/19	$6,827	$14,845	$6,879
04/30/19	$6,870	$15,446	$6,924
05/31/19	$5,692	$14,464	$5,736
06/30/19	$6,071	$15,483	$6,120
07/31/19	$5,586	$15,706	$5,633
08/31/19	$4,807	$15,457	$4,847
09/30/19	$4,995	$15,746	$5,038
10/31/19	$4,724	$16,087	$4,764
11/30/19	$4,550	$16,671	$4,588
12/31/19	$5,334	$17,175	$5,382
01/31/20	$4,301	$17,168	$4,340
02/29/20	$3,462	$15,755	$3,492
03/31/20	$1,868	$13,809	$1,881
04/30/20	$3,094	$15,579	$3,117
05/31/20	$2,941	$16,321	$2,962
06/30/20	$2,983	$16,645	$3,005
07/31/20	$2,935	$17,584	$2,953
08/31/20	$2,936	$18,848	$2,957
09/30/20	$2,425	$18,132	$2,440
10/31/20	$2,340	$17,650	$2,356
11/30/20	$3,112	$19,582	$3,135
12/31/20	$3,387	$20,334	$3,413
01/31/21	$3,723	$20,129	$3,754
02/28/21	$4,661	$20,684	$4,702
03/31/21	$4,727	$21,590	$4,770
04/30/21	$4,670	$22,742	$4,713
05/31/21	$5,182	$22,901	$5,232
06/30/21	$5,648	$23,436	$5,706
07/31/21	$4,832	$23,993	$4,882
08/31/21	$4,828	$24,722	$4,881
09/30/21	$5,667	$23,572	$5,734
10/31/21	$6,230	$25,224	$6,306
11/30/21	$5,708	$25,049	$5,778
12/31/21	$5,648	$26,172	$5,720
01/31/22	$6,278	$24,817	$6,360
02/28/22	$6,892	$24,074	$6,984
03/31/22	$7,955	$24,968	$8,066
04/30/22	$7,790	$22,791	$7,902
05/31/22	$9,143	$22,833	$9,278
06/30/22	$7,105	$20,948	$7,206
07/31/22	$8,154	$22,879	$8,273
08/31/22	$8,614	$21,946	$8,743
09/30/22	$7,488	$19,925	$7,595
10/31/22	$9,082	$21,538	$9,213
11/30/22	$9,133	$22,742	$9,267
12/31/22	$8,216	$21,432	$8,336
01/31/23	$8,524	$22,778	$8,650
02/28/23	$8,037	$22,223	$8,158
03/31/23	$7,776	$23,038	$7,895
04/30/23	$7,748	$23,398	$7,868
05/31/23	$7,197	$23,500	$7,311
06/30/23	$7,902	$25,053	$8,028
07/31/23	$8,778	$25,857	$8,920
08/31/23	$9,124	$25,446	$9,275
09/30/23	$9,120	$24,232	$9,271
10/31/23	$8,958	$23,723	$9,108
11/30/23	$8,512	$25,889	$8,657
12/31/23	$8,507	$27,066	$8,656
01/31/24	$8,262	$27,520	$8,409
02/29/24	$8,726	$28,990	$8,882
03/31/24	$9,685	$29,923	$9,863
04/30/24	$9,454	$28,700	$9,631
05/31/24	$9,503	$30,124	$9,683
06/30/24	$9,146	$31,204	$9,321
07/31/24	$9,188	$31,584	$9,365
08/31/24	$8,759	$32,350	$8,931
09/30/24	$8,312	$33,041	$8,476
10/31/24	$8,263	$32,742	$8,427
11/30/24	$9,194	$34,664	$9,380
12/31/24	$8,421	$33,837	$8,595
01/31/25	$8,535	$34,780	$8,714
02/28/25	$8,333	$34,326	$8,508
03/31/25	$8,425	$32,392	$8,606
04/30/25	$7,088	$32,172	$7,241
05/31/25	$7,651	$34,197	$7,818
06/30/25	$8,096	$35,936	$8,274

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XOP	(11.48%)	22.10%	(2.09%)
S&P 500 Index	15.16%	16.64%	13.65%
S&P Oil & Gas Exploration & Production Select Industry Index	(11.23%)	22.46%	(1.88%)

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,892,962,636
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 8,441,027
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,892,962,636 Number of Portfolio Holdings54 Portfolio Turnover Rate33% Total Advisory Fees Paid$8,441,027
Holdings [Text Block]

Top Industries

Industry	%
Oil, Gas & Consumable Fuels	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
EQT Corp.	3.2%
HF Sinclair Corp.	3.2%
CNX Resources Corp.	3.1%
Expand Energy Corp.	3.1%
Range Resources Corp.	3.1%
Antero Resources Corp.	3.0%
Marathon Petroleum Corp.	3.0%
Valero Energy Corp.	3.0%
EOG Resources, Inc.	3.0%
Chevron Corp.	2.9%

Material Fund Change [Text Block]
C000033541
Shareholder Report [Line Items]
Fund Name	SPDR S&P Regional Banking ETF
Trading Symbol	KRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Regional Banking ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Regional Banking ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Regional Banking stocks experienced strong returns during the reporting period. The yield curve went from inverted to normal in late 2024, which is a benefit to regional banks who rely on traditional lending to generate profits. Consumer lending and small business loans had strong demand, which also helped regional bank stock returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	KRE	S&P 500 Index	S&P Regional Banks Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,879	$10,210	$9,882
08/31/15	$9,315	$9,594	$9,317
09/30/15	$9,366	$9,356	$9,370
10/31/15	$9,750	$10,145	$9,758
11/30/15	$10,384	$10,176	$10,397
12/31/15	$9,592	$10,015	$9,620
01/31/16	$8,376	$9,518	$8,400
02/29/16	$8,019	$9,505	$8,043
03/31/16	$8,657	$10,150	$8,691
04/30/16	$9,287	$10,189	$9,326
05/31/16	$9,583	$10,372	$9,626
06/30/16	$8,884	$10,399	$8,920
07/31/16	$9,269	$10,783	$9,310
08/31/16	$9,936	$10,798	$9,985
09/30/16	$9,802	$10,800	$9,852
10/31/16	$10,157	$10,603	$10,213
11/30/16	$12,155	$10,996	$12,232
12/31/16	$12,939	$11,213	$13,028
01/31/17	$12,902	$11,426	$12,995
02/28/17	$13,382	$11,879	$13,483
03/31/17	$12,763	$11,893	$12,860
04/30/17	$12,624	$12,015	$12,723
05/31/17	$12,129	$12,184	$12,227
06/30/17	$12,899	$12,260	$13,008
07/31/17	$12,788	$12,512	$12,900
08/31/17	$12,213	$12,551	$12,323
09/30/17	$13,361	$12,810	$13,490
10/31/17	$13,437	$13,109	$13,570
11/30/17	$13,981	$13,511	$14,125
12/31/17	$13,915	$13,661	$14,064
01/31/18	$14,731	$14,443	$14,894
02/28/18	$14,543	$13,911	$14,708
03/31/18	$14,332	$13,557	$14,499
04/30/18	$14,632	$13,609	$14,808
05/31/18	$14,978	$13,937	$15,162
06/30/18	$14,519	$14,023	$14,702
07/31/18	$14,645	$14,544	$14,834
08/31/18	$15,037	$15,018	$15,237
09/30/18	$14,206	$15,104	$14,396
10/31/18	$12,910	$14,072	$13,083
11/30/18	$13,347	$14,358	$13,530
12/31/18	$11,272	$13,062	$11,424
01/31/19	$12,764	$14,109	$12,942
02/28/19	$13,646	$14,562	$13,841
03/31/19	$12,425	$14,845	$12,600
04/30/19	$13,509	$15,446	$13,705
05/31/19	$12,157	$14,464	$12,335
06/30/19	$13,045	$15,483	$13,241
07/31/19	$13,445	$15,706	$13,651
08/31/19	$12,224	$15,457	$12,401
09/30/19	$12,974	$15,746	$13,168
10/31/19	$13,206	$16,087	$13,407
11/30/19	$13,789	$16,671	$14,005
12/31/19	$14,366	$17,175	$14,581
01/31/20	$13,374	$17,168	$13,577
02/29/20	$11,700	$15,755	$11,878
03/31/20	$8,122	$13,809	$8,253
04/30/20	$9,494	$15,579	$9,649
05/31/20	$9,501	$16,321	$9,659
06/30/20	$9,658	$16,645	$9,819
07/31/20	$9,441	$17,584	$9,600
08/31/20	$9,710	$18,848	$9,879
09/30/20	$9,073	$18,132	$9,222
10/31/20	$10,458	$17,650	$10,636
11/30/20	$12,098	$19,582	$12,312
12/31/20	$13,301	$20,334	$13,547
01/31/21	$13,919	$20,129	$14,178
02/28/21	$16,463	$20,684	$16,782
03/31/21	$17,055	$21,590	$17,392
04/30/21	$17,598	$22,742	$17,951
05/31/21	$18,182	$22,901	$18,554
06/30/21	$16,938	$23,436	$17,294
07/31/21	$16,166	$23,993	$16,510
08/31/21	$17,038	$24,722	$17,409
09/30/21	$17,595	$23,572	$17,983
10/31/21	$18,442	$25,224	$18,855
11/30/21	$18,152	$25,049	$18,564
12/31/21	$18,522	$26,172	$18,952
01/31/22	$18,703	$24,817	$19,147
02/28/22	$19,417	$24,074	$19,885
03/31/22	$18,096	$24,968	$18,534
04/30/22	$16,250	$22,791	$16,646
05/31/22	$16,890	$22,833	$17,309
06/30/22	$15,351	$20,948	$15,736
07/31/22	$16,854	$22,879	$17,286
08/31/22	$16,537	$21,946	$16,965
09/30/22	$15,643	$19,925	$16,048
10/31/22	$16,999	$21,538	$17,448
11/30/22	$17,159	$22,742	$17,617
12/31/22	$15,733	$21,432	$16,156
01/31/23	$16,625	$22,778	$17,076
02/28/23	$16,475	$22,223	$16,926
03/31/23	$11,844	$23,038	$12,160
04/30/23	$11,518	$23,398	$11,828
05/31/23	$10,498	$23,500	$10,782
06/30/23	$11,134	$25,053	$11,433
07/31/23	$13,283	$25,857	$13,648
08/31/23	$12,152	$25,446	$12,486
09/30/23	$11,491	$24,232	$11,803
10/31/23	$10,922	$23,723	$11,215
11/30/23	$12,403	$25,889	$12,747
12/31/23	$14,541	$27,066	$14,955
01/31/24	$13,787	$27,520	$14,182
02/29/24	$13,377	$28,990	$13,763
03/31/24	$14,063	$29,923	$14,482
04/30/24	$13,145	$28,700	$13,537
05/31/24	$13,656	$30,124	$14,070
06/30/24	$13,839	$31,204	$14,265
07/31/24	$16,413	$31,584	$16,927
08/31/24	$16,303	$32,350	$16,820
09/30/24	$16,065	$33,041	$16,576
10/31/24	$16,731	$32,742	$17,268
11/30/24	$19,208	$34,664	$19,833
12/31/24	$17,249	$33,837	$17,814
01/31/25	$18,338	$34,780	$18,945
02/28/25	$17,733	$34,326	$18,323
03/31/25	$16,346	$32,392	$16,894
04/30/25	$15,576	$32,172	$16,103
05/31/25	$16,359	$34,197	$16,919
06/30/25	$17,212	$35,936	$17,813

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
KRE	24.37%	12.25%	5.58%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Regional Banks Select Industry Index	24.87%	12.65%	5.94%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,379,291,202
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 13,432,194
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,379,291,202 Number of Portfolio Holdings147 Portfolio Turnover Rate42% Total Advisory Fees Paid$13,432,194
Holdings [Text Block]

Top Industries

Industry	%
Banks	99.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Citizens Financial Group, Inc.	2.6%
East West Bancorp, Inc.	2.6%
Truist Financial Corp.	2.6%
First Horizon Corp.	2.5%
Zions Bancorp NA	2.5%
Regions Financial Corp.	2.5%
M&T Bank Corp.	2.5%
Western Alliance Bancorp	2.5%
Huntington Bancshares, Inc.	2.5%
SouthState Corp.	2.5%

Material Fund Change [Text Block]